As filed with Securities and Exchange Commission on April 28, 2022.
File Nos. 033-75292
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 53	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 297	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
American Home Assurance Company
(Name of Guarantor)
1271 Avenue of the Americas FL 37, New York, NY 10020-1304
(Address of Guarantor’s Principal Offices) (Zip Code)
Guarantor’s Telephone Number, including Area Code: (212) 770-7000
Johnpaul S. Van Maele
Peter Davidson
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 2, 2022 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: (i) Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under certain variable annuity contracts.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director®
For Series 1.00 to 12.00
May 2, 2022
Prospectus
The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). The Contract is available as an individual retirement annuity (IRA) or as a non-qualified contract. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.
The Contract may be used where you have engaged an Investment Adviser to provide investment advice regarding the periodic allocation of investments within the Contract. We call this an “Advisory Program.” For new investors, the Investment Adviser must be associated with our affiliate VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser. The Investment Adviser will charge a fee for such services, and any fee is in addition to the Contract’s fees and expenses. If you are a current contract owner, you may have engaged an investment adviser through a third-party, who is not affiliated with us. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
If you elect to pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.
This prospectus describes 12 different classes of the Contract. We call these classes “series” in the Contract and in marketing materials. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
The owner of a group Contract (i.e., an employer purchasing the Contract for a retirement plan) or the owner of an individual Contract may cancel a newly purchased Contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. The right of cancellation under this Contract does not apply to Participants in a group plan except in a limited number of states.
Investment in the Contracts is subject to risk that may cause the value of the Contract Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

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Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.
Other specific terms we use in this prospectus are:
Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.
Advisory Program — the investment advice service provided by your Investment Adviser. Guided Portfolio AdvantageSM / Guided Portfolio Services® are the financial advice services offered by our affiliate, VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary (VFA). A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan. Alternatively, you may have enrolled in an Advisory Program offered by a third-party investment adviser who is not affiliated with us. There may also be an advisory fee required by that adviser. You should ask your investment adviser about any fees charged for investment advice provided. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.
Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.
Assumed Investment Rate — the rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.
Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.
Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday, from 9:30 a.m. to 4:00 p.m. Eastern time. On U.S. holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.
Code — the Internal Revenue Code of 1986, as amended.
Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.
Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.
Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.
Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.
Investment Adviser — is the investment adviser that you have engaged to provide services as part of an Advisory Program. The investment adviser may have been engaged through a third party. For new investors, we only support Advisory Programs that are offered through our affiliate, VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser and our subsidiary. There are typically advisory fees associated with an Advisory Program. Those fees are separate from the Contract’s fees and charges.
VALIC is not an investment adviser to any Advisory Program and does not provide any advice under an Advisory Program.
Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B – Living Benefits” for information on these Living Benefits.
Market Close — the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.
Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.
Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.
Participant Year — a 12-month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.
Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.
Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also be called the “Annuity Period.”
Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.
Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.
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Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.
Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). It also may be called the “Accumulation Period.”
Purchase Unit — a unit of interest owned by you in your Variable Account Option.
Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.
VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.
Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, 10, and 11. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. No surrender charges would apply to a series 2,
6, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•You may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
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	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	1.00%	1.01%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.27%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Account Option, plus for the Maximum charge, an amount attributable to the annual variable account option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,223	Highest Annual Cost: $5,375
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

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	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, 10, or
11 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.
•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option.
Under a series 11 Contract, if you transfer amounts from the Fixed Account
Plus option in excess of that annual limit (including withdrawals from the
Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including each Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.aigrs.com.

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	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Account Options investing in a Public
Fund will not be available to you.
•You may transfer funds between the investment options, subject to certain restrictions.
•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment
Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the Contract’s optional
Living Benefits, which are no longer available for purchase.
•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.
•We may modify the investment restrictions for an optional Living Benefit.
•If you are participating in an Advisory Program and your Investment
Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
•Withdrawals that exceed limits specified by the terms of an optional Living
Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Appendix B – Living Benefits Advisory Program Federal Tax Matters
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters
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	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this
Contract with your financial professional’s firm, which may be an affiliate.
This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an
Advisory Program Fee. We do not set your investment advisory fee. While
VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program,
VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.
In addition, Investment Advisers and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts Advisory Program
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

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Overview of the Contract

Purpose of the Contract
The Contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the Contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The Contract includes a death benefit that may help financially protect your Beneficiary or Beneficiaries in the event of your death. The optional Living Benefits under the Contract are designed to help you achieve your financial goals and protect against certain financial risks, although the optional Living Benefits are no longer available for purchase.
This Contract may be appropriate for you if you have a long investment time horizon and the Contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Contract’s investment options.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract, and IRAs. Nonqualified Contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan.
If you are enrolled in an Advisory Program and elect to pay your Advisory Program fees from your Contract, the deduction of those fees may reduce the death benefit, optional living benefit and any annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. See “Advisory Program” and “Federal Tax Matters” later in this prospectus.
Phases of the Contract
Like all deferred annuities, the Contract has two phases: (1) a Purchase Period (for savings) and (2) a Payout Period (for income).
Purchase Period. During the Purchase Period, you invest your money under the Contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Account Options. When you invest in a Variable Account Option, you are indirectly investing in the Variable Account Option’s underlying Mutual Fund. The Mutual Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Account Option.

Additional information about each Mutual Fund is provided in an appendix to this prospectus. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.
•
Fixed Account Options. When you invest in a Fixed Account Option (Fixed Account Plus, Short-Term Fixed Account, or a Multi-Year Enhanced Option), your principal is guaranteed and earns interest based on a rate set and guaranteed by us. However, if you make an early withdrawal or transfer from a Multi-Year Enhanced Option, the withdrawal or transfer may be subject to a market value adjustment that may reduce the value of your investment.
The amount of money you accumulate during the Purchase Period depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Purchase Period, subject to certain restrictions. Your accumulated assets impact the value of your benefits during the Purchase Period, including the death benefit and any optional Living Benefit, as well as the amount available for withdrawal.
Payout Period. When you are ready to receive guaranteed income under the Contract, you can switch to the Payout Period, at which time you will start to receive Payout Payments from us. This is also referred to as “annuitizing” the Contract. You generally decide when to annuitize. You can choose from the available payout options, which may provide income for life, for a guaranteed period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or a combination of both. If the Payout Payments are fixed, the dollar amount of each payment will be the same. If the Payout Payments are variable, the dollar amount for the payments will fluctuate.
The death benefit from the Purchase Period does not apply during the Payout Period. Any amount payable upon death during the Payout Period depends on the payout option selected. You cannot take withdrawals of Account Value or surrender the Contract during the Payout Period. If you have an optional Living Benefit at the time of annuitization, you may choose to take Payout Payments in accordance with that Living Benefit. Otherwise, your optional Living Benefit terminates at the beginning of the Payout Period.
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Contract Features
Contract Series. This prospectus describes 12 different classes of the Contract, which we call series. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
Retirement Plan Terms and Conditions. The Contract is primarily designed to be purchased by an employer for use in a retirement plan, however it is also offered as an IRA or a non-qualified contract. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law, which may limit your ability to take certain actions under the Contract.
Accessing Your Money. You may withdraw money from the Contract at any time during the Purchase Period. If you make a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your benefits under the Contract and may cause an optional Living Benefit to terminate.
Tax Treatment. Money can be transferred between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings and untaxed contributions are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving a Payout Payment, or upon payment of the death benefit. You do not receive any additional tax benefit under the Contract if you participate in the Contract through a tax-qualified plan or you purchase the Contract through an IRA.
Death Benefit. If you die during the Purchase Period, we pay a death benefit to your Beneficiary or Beneficiaries. The Contract has two possible death benefits (interest guaranteed death benefit and standard death benefit), both of which are automatically included in the Contract for no additional fee.
Optional Living Benefits. Each optional Living Benefit is a guaranteed minimum withdrawal benefit that is designed to help you create a guaranteed income stream, provided that withdrawals are taken within the parameters of the applicable feature. The optional Living Benefits under the Contract are no longer available for purchase.
Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your Contract.
•
Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period.
•
No Charge Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges, subject to certain requirements related to the duration and amount of the automatic withdrawals.
•
Loans. Tax-free loans may be taken under tax-qualified Contracts (other than IRAs), providing additional access to your money in the Fixed Account Options (excluding Multi-Year Enhanced Options). You will incur interest on an outstanding loan. Loans are subject to restrictions, including a $1,000 minimum loan amount. You may not be able to take a loan under your Contract.
•
Guided Portfolio AdvantageSM / Guided Portfolio Services®. GPA/GPS is an advisory service offered by VALIC Financial Advisors, Inc. to help manage your Account Value. VALIC Financial Advisors, Inc. is a registered investment adviser and our affiliate. A separate investment advisory fee and agreement is required for this service, if available under an employer’s retirement plan.
•
Affiliate Guarantee. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options.
•
Dollar Cost Averaging (DCA) Program. The DCA program is a systematic transfer of a specified percentage from the DCA Fixed Account to one or more eligible investment options over a specified period of time. Automatic transfers do not count towards the number of free transfers per contract year. DCA may not be available in employer sponsored plans.
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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, 10, and 11	5.00%(1)
Series 2, 6, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Funds’ fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below.
Annual Contract Expenses
Annual Variable Account Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None

Annual Fees	Current	Maximum
Base Contract Expenses (3), (4) (as a percentage of average daily net asset value allocated to the Variable Account Option)	1.00%	1.01%

Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base) (5)	Initial Annual Fee Rate	Maximum Annual Fee Rate (6)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

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IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate (7)
	1.15%
Loan Interest Charges	Current	Maximum
Non-ERISA Contracts	4.00%	6.00%
ERISA Contracts	2.75%	6.00%
Annual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable platform expenses if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (8)	Maximum (9)
	0.20%	1.27%
Footnotes to the Fee Tables
(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only.”)
(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).
(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” in the prospectus. The Base Contract Expenses do not reflect any applicable platform expenses that may apply. To help you understand the cost of investing in certain Variable Account Options, platform expenses are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If platform expenses were included in this table, current charges for certain (but not all) Variable Account Options would be as high as 1.25%. For additional information, see “Fees and Charges – Separate Account Charges.”
(4) The Base Contract Expenses for Variable Account Options that invest in the VALIC Company I Aggressive Growth Lifestyle, Moderate Growth Lifestyle, and Conservative Growth Lifestyle Funds (the “VALIC Lifestyle Funds”) have been temporarily reduced to 0.85% following a reorganization of affiliated Funds that occurred on May 24, 2021. VALIC will end this voluntary reduction on or about April 30, 2023 and at such time Variable Account Options investing in the VALIC Lifestyle Funds will be subject to the base contract expense of 1.00%.
(5) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.”
(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
(7) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
(8) The Funds with the lowest total annual fund operating expenses are the Goldman Sachs VIT Government Money Market Fund and the Vanguard Long-Term Treasury.
(9) The Fund with the highest total annual fund operating expenses is the American Beacon Bridgeway Large Cap Growth Fund.
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Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
The first set of examples assumes the most expensive combination of annual Contract expenses, annual Fund expenses, and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,857	$20,511	$31,082	$52,829
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,843	$20,471	$31,021	$52,719
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,360	$16,021	$26,603	$52,719
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,375	$16,062	$26,668	$52,829
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,360	$16,021	$26,603	$52,719
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,360	$16,021	$26,603	$52,719
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The second set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,938	$12,019	$17,230	$26,229
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,924	$11,978	$17,160	$26,097
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,301	$7,096	$12,160	$26,097
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$2,316	$7,139	$12,230	$26,229
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$2,301	$7,096	$12,160	$26,097
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,301	$7,096	$12,160	$26,097
The third set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,908	$8,856	$11,679	$14,734
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,894	$8,812	$11,606	$14,594
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,223	$3,812	$6,606	$14,594
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(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,238	$3,856	$6,679	$14,734
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,223	$3,812	$6,606	$14,594
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,223	$3,812	$6,606	$14,594
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Principal Risks of Investing in the Contract

Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
Variable Account Option Risk. Amounts that you invest in the Variable Account Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Account Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Account Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Account Option. You are responsible for selecting Variable Account Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
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Public Fund Availability Risk. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and you will be required to pay a fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
General Information

About the Contracts
The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents
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may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.
The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.
The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”
If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.
All material state variations are described in Appendix C.
About the Series
This prospectus describes 12 different classes, which we call series, of the Contract. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. The following table reflects the group plans and markets through which the series are offered.
Series	Group Plans / Markets
Series 1	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Plans; Individual Retirement Accounts (IRAs)
Series 2	Higher Education Plans
Series 3(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series 4(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series	Group Plans / Markets
Series 5	Healthcare Plans; Higher Education Plans; K-12 Plans
Series 6	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Section 457 Defined Contribution Plans; Section 501(c)(3) Organization Plans
Series 7	Government Section 457 Defined Contribution Plans
Series 8(2)	Government Section 457 Defined Contribution Plans
Series 9	Non-Qualified
Series 10(2)	Government Section 457 Defined Contribution Plans
Series 11	Higher Education Plans
Series 12	Government Section 457 Defined Contribution Plans
(1) Not available for new sales. New participants are allowed under existing Contracts.
(2) Not available for new sales. No new participants are allowed under existing Contracts.
About VALIC
We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.
VALIC is an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. On October 26, 2020, AIG announced that it was pursuing a separation of its Life and Retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of the separation of AIG’s Life and Retirement business, VALIC will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG.
AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
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More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.
American Home Assurance Company
The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.
Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company, and an indirect wholly-owned subsidiary of American International Group, Inc. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.
American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office and home office address is 1271 Avenue of the Americas, FL37, New York, NY, 10020-1304. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.
About VALIC Separate Account A
When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC
Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.
VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).
VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts.
We are obligated to pay all amounts promised to investors under the Contracts. The commitments under the Contracts are the sole obligation of VALIC. All amounts paid from our general account, including our obligations under any Fixed Account Option and any death benefits, Payout Payments, or Living Benefit guarantees in excess of your amounts in the Separate Account are subject to the Company’s financial strength and claims-paying ability.
Units of Interest
Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.
Distribution of the Contracts
The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer
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registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.
VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.
VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.
VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).
For more information about how your financial professional may be compensated, please contact your financial professional.
In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from
Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.
VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.
VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.
These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.
VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in, and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training, or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.
Administration of the Contracts
VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions, or service requests.
Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a),
401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.
This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account
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Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.
Fixed Account Options
Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Dollar Cost Averaging Fixed Accounts
You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.
The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:
DCA Fixed Account Minimum Purchase Payment
6-Month = $25,000 *
12-Month = $25,000 *
•
You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.
•
Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*
The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus
This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract.
Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments.

Short-Term Fixed Account
This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period
(three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA
Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice,
23

though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.
Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.
DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.
The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:
Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558
You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•
Fixed Accounts are not available as target accounts for the DCA Program.
•
Transfers occur on a monthly periodic schedule.
•
Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will
24

transfer the remaining money according to the current allocation instructions on file.
We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.
Impact of Advisory Program Fees
Please note that if you are enrolled in an Advisory Program, either through our affiliate or through a third-party Investment Adviser, advisory fees deducted from Account Value will also result in a reduction of your fixed account value.
Variable Account Options
The Contracts enable you to participate in Divisions that represent the Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B.
Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in Appendix A as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to
Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See “Appendix A – Funds Available Under The Contract.”
Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling 1-800-448-2542, or visiting https://www.aigrs.com/prospectus-and-reports/annuities.
Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.
Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.
Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well-balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.
Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value.
Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end
25

upon death, upon surrender, or when you complete the process to begin the Payout Period.
Account Establishment
You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer- sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).
The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:
Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	N/A
Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.
When an initial Purchase Payment is accompanied by an application, we will promptly:
•
Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or
•
Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or
•
Reject the application and return the Purchase Payment.
If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:
Return Purchase Payments. If we do not have your name, address or Social Security Number (“SSN”), we will return the
Purchase Payment to your employer unless this information is immediately provided to us; or
Employer-Directed Account. At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or
Starter Account. If we have your name, address and SSN, but we do not have an agreement with your employer for employer-directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. If we do not receive the necessary information within 105 days, we may return the Purchase Payment to your employer or convert the account to an “unsolicited” account which would be subject to many of the same restrictions as a starter account. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.
When Your Account Will Be Credited
Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).
A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a
26

particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).
If a subsequent Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited on the next Business Day. See the Account Establishment section above for information about initial Purchase Payments.
Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.
Purchase Units
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.
Calculation of Value for Fixed Account Options
The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.
The value of your Fixed Account Option is calculated on a given Business Day as shown below:
Value of Your Fixed Account Options*
=	(equals)
All Purchase Payments made to the Fixed Account Options
+	(plus)
Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus)
All interest earned
–	(minus)
Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*
This value may be subject to a market value adjustment under the Multi-Year Option.
Calculation of Value for Variable Account Options
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in “Appendix A – Funds Available Under the Contract” and the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. The number of Purchase Units you are credited is calculated the day we process your Purchase Payment. Please see the When Your Account Will Be Credited section above.
The Purchase Unit value is determined by multiplying the Purchase Unit value for the preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:
1.
dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.
multiplying it by one minus all applicable daily asset-based charges.
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We determine the number of Purchase Units credited to your contract by dividing the Purchase Payment by the Purchase Unit value for the specific Variable Account Option.
If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Goldman Sachs VIT Government Money Market Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Goldman Sachs VIT Government Money Market Fund, will lose value.
Stopping Purchase Payments
You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.
If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Impact of Deduction of Advisory Program Fee on Purchase Payments
If you are enrolled in an Advisory Program, either through our affiliate or through a third-party investment adviser, and the Advisory Program Fee is deducted from your Contract value, the deduction of such fee will result in reduction of Purchase Units by the amount of the fee.
Advisory Program

The Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force.
Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf.
For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.
Advisory Agreement and Fees
When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement.
Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of the investment advisory contract, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory
28

Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits. Please see Impact of Advisory Fees in the Death Benefits, Living Benefits and Payout Period sections.
If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract.
If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee.
Please see Federal Tax Matters section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.
Reallocations & Transfer Instructions
While the Advisory Program is in place, you are prohibited from making transfers among investment options in the Contract.
During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to the transfer restrictions in the section below entitled “Transfer Between Investment Options.”
Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the investment options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions.
Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the section below entitled “Transfers Between Investment Options.”
Termination of the Advisory Program
You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force.
In order for you to transfer Account Value among investment options, you must first terminate the Advisory Program.
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Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. If you are enrolled in an Advisory Program either through VFA or a third-party, in order for you to transfer Account Value among investment options, you must first terminate the Advisory Program. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.
During the Purchase Period — Policy Against Market Timing and Frequent Transfers
VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.
Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.
This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:
•
Plan-level or employer-initiated transactions;
•
Purchase transactions involving transfers of assets or rollovers;
•
Retirement plan contributions, loans, and distributions (including hardship withdrawals);
•
Roth IRA conversions or IRA recharacterizations;
•
Systematic purchases or redemptions; or
•
Trades of less than $5,000.
Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.
As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.
We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:
Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time
If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.
Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)
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Fixed Account Option	Value	Frequency	Other Restrictions
Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)
DCA Fixed Account 6-month & DCA Fixed Account 12- month(5):	100%	At any time
Transfers can be made from a DCA Fixed Account Option at any time.
Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)
Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)
VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)
The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)
The minimum transfer amount may be changed from time to time by the Company.
(5)
The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.
Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.
Communicating Transfer or Reallocation Instructions
Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.
When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.
Effective Date of Transfer
The effective date of a transfer will be:
•
The date of receipt, if received in our Home Office before Market Close; otherwise,
•
The next date values are calculated.

Transfers During the Payout Period
During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:
Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A
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Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:
•
Account Maintenance Charge
•
Surrender Charge
•
Premium Tax Charge
•
Separate Account Charges (referred to as “Base Contract Expenses” under “Fee Tables”)
•
Market Value Adjustment
•
Fund Expenses
•
Advisory Program Fees
•
Living Benefit Fees
•
Other Charges
•
Fixed Account Plus Excess Transfer Charge
These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section.
Account Maintenance Charge (Series 1 and 9 Contracts Only)
Under a series 1 or 9 Contract, during the Purchase Period, an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.
The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.
Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only)
Under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract, when you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. Surrender charges reimburse us for the cost of Contract sales, expenses associated with issuing your Contract, and other acquisition expenses.
If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.
Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.
Amount of Surrender Charge
A surrender charge will be the lesser of:
•
Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or
•
Five percent (5%) of the amount withdrawn.
10% Free Withdrawal
In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.
These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59½. See “Federal Tax Matters” for more information.
Exceptions to Surrender Charge
No surrender charge will be applied:
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If no Purchase Payments have been received during the 60 months prior to the date of surrender;
•
If your account has been in effect for 15 years or longer;
•
If your account has been in effect for 5 years or longer, and you have attained age 59½;
•
To “No Charge Systematic Withdrawals”;
•
Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;
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•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
•
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.
Fixed Account Plus Excess Transfer Charge (Series 11 Contracts Only)
Transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation.
Exceptions to Fixed Account Plus Excess Transfer Charge
This charge will not be applied:
•
Under any series other than series 11 Contracts;
•
To transfers from the Fixed Account Option within the 20% per Participant Year limitation;
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
Premium Tax Charge
Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.
Separate Account Charges
The Separate Account Charge (also referred to as a Base Contract Expense) is 1.00%. If you are invested in series 1 or 9, the maximum Base Contract Expense in the Fee Tables reflects the inclusion of the annual maintenance charge and accordingly will reflect a higher number. This Separate Account Charge is guaranteed and cannot be increased by the Company. For a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value, see “Purchase Unit Value” in the SAI.
The Separate Account Charges compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.
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The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below. The Separate Account Charges are guaranteed and may not be increased for the life of your Contract.
Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges
We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:
•
The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.
•
The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.
•
Other factors of which we are not presently aware that could reduce administrative costs.
We review the following additional factors to determine whether we can reduce or waive account maintenance charges:
•
The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
•
The administrative tasks performed by your employer for your retirement program.
The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.
We review the following additional factors to determine whether we can reduce surrender charges:
•
The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.
•
The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.
•
The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
We review the following additional factors to determine whether we can reduce the Separate Account charges:
•
The frequency of Purchase Payments for your retirement program.
•
The size of your retirement program.
•
The amount of your retirement program’s periodic Purchase Payment.
•
The method of remitting periodic Purchase Payments.
In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.
Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.
Payments from Mutual Funds/Platform Expenses
Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.
We may also receive what is referred to as “12b-1 fees” and non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.
From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid.
If we do not have an arrangement to receive payments from certain Mutual Funds, we may charge a Platform Expense related to those Division(s), in order to help us manage our costs in light of the fact that the Mutual Fund is not paying us or is paying us too little. The platform expenses are reflected in “Appendix A – Funds Available Under the Contract” to help you understand the cost of investing in certain Variable Account Options.
Market Value Adjustment (“MVA”)
Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band
34

in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.
Fund Expenses
Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.
Living Benefit Fees
If you elected an optional Living Benefit, information about the additional fees to which you are subject can be found under “Fee Tables” and “Appendix B – Living Benefits.”
Advisory Program Fees
If you enrolled in an Advisory Program, your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of the Advisory Program Fee pursuant to authorizations that you have provided to your Investment Adviser. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Deduction of the Advisory Program Fee may reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Please see Impact of Advisory Program Fees in the Death Benefits, Living Benefits, Payout Period and Federal Tax Matters sections. Please consult your tax professional regarding the impact of deducting advisory fees from Account Value before making any election to do so. See “Advisory Program” for more details.
Other Charges
We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.
Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.
Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.
Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase
Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is
35

allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.
Fixed Payout
Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:
•
Type and duration of payout option chosen;
•
Your age or your age and the age of your survivor (1);
•
Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);
•
The portion of your Account Value being applied; and
•
The payout rate being applied and the frequency of the payments.

(1)
This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.
Assumed Investment Rate
An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.
Variable Payout
With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AlR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.
In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.
Combination Fixed and Variable Payout
With a combination fixed and variable payout, you may choose:
•
From your existing Variable Account Options (payments will vary); with a
•
Fixed payout (payment is fixed and guaranteed).
Partial Annuitization
A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.
Payout Date
The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.
The following additional rules also apply when determining the payout date:
•
The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.
•
The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.
36

•
Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.
•
In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59½ even if you are still working for the employer sponsoring the plan.
•
Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.
•
All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.
•
The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.
For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.
Payout Options
You may specify the manner in which your Payout Payments are made. You may select one of the following options:
1.
Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.
2.
Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period or take a lump-sum distribution.
3.
Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.
4.
Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.
5.
Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.
Payout Information
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59½, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”
Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.
Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that
37

each payment is at least $25, subject to any limitations under the Contract or plan.
For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.
Impact of Advisory Program Fees on Payout Payments
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee will reduce the annuitization benefit. The examples below assess the impact of the deduction of Advisory Program Fees on the Contract’s value upon annuitization, assuming an initial $100 deposit.
1.
If, at the payout date, the Contract value has increased to $120 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $119. Your Payout Payments will be based on a Contract value of $119.
2.
If, at the payout date, the Contract value has decreased to $90 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $89. Your Payout Payments will be based on a Contract value of $89.
Surrender of Account Value

When Surrenders Are Allowed
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:
•
allowed under federal and state law; and
•
allowed under your employer’s plan.
For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.
For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59½.
Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.
VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.
Surrender Process
If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.
We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.
We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.
Amount That May Be Surrendered
The amount that may be surrendered during the Purchase Period can be determined as follows:
Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)
Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.
There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in
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a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).
Surrender Restrictions
Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59½, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.
Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70½, retirement or other termination of employment or death.
Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:
•
death benefits; and
•
certain small amounts approved by the State of Florida.
Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.
Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.
Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.
Partial Surrenders
You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.
The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:
The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office
The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.
Systematic Withdrawals
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:
•
Payments to be made to you; and
•
Payment over a stated period of time, but not less than five years; and
•
Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).
We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
Distributions Required by Federal Tax Law
There will be no surrender charge on RMD’s if the withdrawal:
•
Is made payable to you; and
•
Does not exceed the amount required under federal tax
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law as determined by the values in your Portfolio Director Contract and VALIC.
You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.
Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
40

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Account Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Account Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count will toward the number of free transfers
per contract year
•Minimum Purchase Payment amounts apply
•Only available in PD 1 (in an individual IRA/NQDA)
•Not available in all states

Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +6
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 6%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is reduced in any benefit year in which
withdrawals are taken, and not available in any benefit year in which cumulative withdrawals are greater than 6% of the
Benefit Base
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

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Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +8
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 8%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is not available in any benefit year in which a withdrawal is taken
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

IncomeLOCK
A guaranteed minimum
withdrawal benefit
designed to help you
create a guaranteed
income stream for a
specified period of time
or as long as you and
your spouse live, plus
the opportunity to
increase income by
locking in the highest
anniversary value
0.95%* (as a percentage of the Benefit Base)
•Ineligible for highest anniversary value evaluation period
extension if any previous extension opportunity was not
elected or age requirements are not satisfied
•Maximum charge may increase if evaluation period is
extended
•Excess withdrawals may significantly reduce or terminate
the benefit
•Withdrawal percentage depends on timing of the first
withdrawal
•Eligible for lifetime withdrawals only if the first withdrawal is taken on or after the benefit anniversary following the
Covered Person’s (or younger Covered Person’s) 65th
birthday
•Investment restrictions may limit available investment
options
•Ineligible Purchase Payments will not increase the Benefit
Base
•May be cancelled by you on the 5th or 10th benefit
anniversary or any benefit anniversary thereafter
•Taking a loan under the Contract may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

* If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 0.95%, and your maximum annual fee rate may increase beyond 0.95% if you elect a future extension of the evaluation period. See “Appendix B – Living Benefits.”
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Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.
The Process
VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.
Beneficiary Information
The Beneficiary may receive death benefits:
•
In a lump sum;
•
In the form of an annuity under any of the Payout Options;
•
In partial payments over the Beneficiary’s life expectancy (where permitted); or
•
In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.
Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.
Special Information for Nonqualified Contracts
It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the
Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”
During the Purchase Period
Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.
As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Death Benefit Before Age of 70
The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.
The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.
Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
44

Step 2: Determine your Variable Account Option Value by taking the greater of:
Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit
For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.
This value may be adjusted if the total amount of any death benefit exceeds the Account Value.
Death Benefit On or After Age 70
The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.
The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option
Adjusted Purchase Payment Amount
The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.
If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.
The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.
During the Payout Period
If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.
•
If the life only option or joint and survivor life option was chosen, there will be no death benefit.
•
If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
1.
Receive the present value of any remaining payments in a lump sum; or
2.
Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or
3.
Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal
45

tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.
Impact of the Deduction of Advisory Program Fees on Death Benefit
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals.
1.
If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119.
2.
If, at the end of the year, the Contract value decreases to
$90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you.
3.
If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Additional Information About Loans

The Contract offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (IRAs), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans.
Interest Charged for a Loan
For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For
Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter.
The Effects of a Loan on Account Value, Payout Payments and the Death Benefit
A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
Other Contract Features

Changes That May Not Be Made
The following terms in the Contracts may not be changed once your account has been established:
•
The Contract Owner (except for an individual nonqualified Contract);
•
The Participant; and
•
The Annuitant.
Change of Beneficiary
The Beneficiary (if not irrevocable) may usually be changed at any time.
Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.
46

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate , except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.
If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.
Contingent Owner
The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.
Cancellation — The “Free Look” Period
The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.
We Reserve Certain Rights
We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.
We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.
We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.
Relationship to Employer's Plan
If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.
Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.
Who May Give Voting Instructions
During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below.
Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.
Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.
47

Determination of Fund Shares Attributable to Your Account
During the Purchase Period
The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.
During the Payout Period or after a Death Benefit Has Been Paid
The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.
How Fund Shares Are Voted
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.
In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.
Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.
Types of Plans
Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:
•
Section 403(b) annuities for employees of public schools and section 501(c)(3)
tax-exempt organizations;
•
Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);
•
Section 408(b) traditional IRAs;
•
Section 408A Roth IRAs;
•
Section 457 deferred compensation plans of governmental and tax-exempt employers;
•
Section 408(k) SEPs and SARSEPs; and
•
Section 408(p) SIMPLE retirement accounts.
Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”
Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.
In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and
48

is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.
Tax Consequences in General
Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.
Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.
Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.
Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.
Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.
The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.
In addition, distributions from certain contracts may be subject to a 3.8% tax on net investment income on investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as
49

part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts. Additionally, on February 23, 2022, the IRS and Treasury Department released proposed regulations under Code section 401(a)(9). The proposed regulations include proposed updates for the RMD changes made by the SECURE Act. These proposed regulations include a 90-day comment period from the date of publication in the Federal Register, and an anticipated hearing to discuss the proposal.
In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.
VALIC obtained such a Private Letter Ruling. However, VALIC only administers the terms of the Private Letter Ruling for the GPS and GPA Advisory Programs, which are offered through VFA, our affiliate. Accordingly, the description below only applies to such programs. This means if you participate in a third-party Advisory Program and VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. Under the terms of VALIC’s Private letter Ruling obtained in September 2020, the Advisory Agreement with the Investment Adviser must provide that the Investment Adviser will help you select investment options for the Contract. Advisory Program Fees for such services must not exceed an annual rate of 1.50% of the Contract’s cash value for the period to which the Advisory Program Fees relate. The Contract owner is solely liable for the fees. The Advisory Program Fees may not constitute compensation to the Adviser for servicers related to any assets other than the Contract. The Advisory Program Fees are an expense of the Contract and not a distribution to you as the owner. Any payment of advisory fees inconsistent which such requirements may be treated as withdrawals for tax purposes by the Company and/or by the IRS. Notwithstanding tax treatment of Advisory Program Fees by the Company, federal and/or state taxing authorities could determine that such fees should be treated as taxable withdrawals. In such circumstances any expenses prior to your attainment of age 59½ could result in a 10% early withdrawal penalty tax in addition to income tax.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:
•
Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•
Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 ½); and
•
Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan.
Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.
Important Information Regarding 403(b) Regulations
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
50

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.
Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 25, 2022, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are included in the SAI. Instructions for obtaining the SAI can be found on the back cover of this prospectus. We encourage both existing and prospective contract owners to read and understand the financial statements.
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Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.aigrs.com/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as platform expenses. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,6] Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	1.13%	None	1.13%	21.48%	20.17%	17.85%
	Blue Chip Growth Fund[2,6] Adviser: VALIC Sub-Adviser: T. Rowe Price	0.76%	None	0.76%	16.38%	23.04%	19.11%
	Capital Appreciation Fund[2,6] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers	0.60%	None	0.60%	25.98%	20.96%	17.16%
	Dividend Value Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, ClearBridge Investments, LLC	0.69%	None	0.69%	21.92%	10.22%	11.67%
	Growth Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, SunAmerica	0.64%	None	0.64%	20.96%	23.42%	17.84%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: MFS	0.75%	None	0.75%	26.06%	22.84%	17.21%
	Nasdaq-100® Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.51%	None	0.51%	26.93%	27.90%	22.50%
	Stock Index Fund[2,6] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	28.35%	18.09%	16.16%
	Systematic Core Fund[2,6] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.68%	None	0.68%	26.25%	18.31%	16.02%
	Systematic Value Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.57%	None	0.57%	30.93%	10.49%	11.96%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	27.09%	17.27%	16.16%
	Vanguard Windsor II Fund[3] Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC	0.34%	0.25%	0.59%	28.97%	15.25%	14.23%
A-1

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] Adviser: Ariel Investments, LLC	1.12%	None	1.12%	25.86%	10.76%	12.76%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus, Allianz	0.78%	None	0.78%	16.86%	21.05%	15.81%
	Mid Cap Value Fund[2,6] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. (d/b/a Boston Partners), Wellington Management	0.80%	None	0.80%	27.67%	10.87%	12.65%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.35%	None	0.35%	24.32%	12.70%	13.85%
Domestic Small- Cap Equity	Ariel Fund[3] Adviser: Ariel Investments, LLC	1.00%	None	1.00%	30.36%	12.33%	14.37%
	Small Cap Growth Fund[2,6] Adviser: VALIC Sub-Advisers: JPMIM, T. Rowe Price	0.88%	None	0.88%	-4.98%	23.04%	17.43%
	Small Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.42%	None	0.42%	14.44%	11.68%	12.99%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring	0.89%	None	0.89%	29.51%	10.18%	13.14%
	Small Cap Value Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.77%	None	0.77%	32.77%	7.97%	11.43%
Global Equity (International and Domestic)	Global Strategy Fund[2,6] Adviser: VALIC Sub-Adviser: Franklin Advisers, Inc. Sub-subadviser: Brandywine Global Investment Management LLC	0.66%	None	0.66%	8.58%	5.19%	6.45%
	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.65%	None	0.65%	12.45%	11.52%	11.61%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.88%	None	0.88%	1.20%	9.88%	5.24%
	International Equities Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	11.03%	9.18%	7.43%
	International Growth Fund[2,6] Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc. Sub-subadviser: Morgan Stanley Investment Management Co.	0.83%	None	0.83%	14.21%	18.96%	12.44%
	International Opportunities Fund[2,6] Adviser: VALIC Sub-Advisers: MFS, Delaware Investment Fund Advisers	0.95%	None	0.95%	6.57%	12.48%	10.53%
	International Value Fund[2,6] Adviser: VALIC Sub-Adviser: Allspring	0.74%	None	0.74%	7.04%	4.69%	5.64%
A-2

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Invesco, Goldman Sachs Sub-subadviser: Invesco Asset Management Limited, an affiliate of Invesco	0.86%	None	0.86%	22.62%	8.92%	9.18%
	Invesco Balanced-Risk Commodity Strategy Fund[3,6] Adviser: Invesco	1.15%	None	1.15%	19.29%	4.45%	-1.34%
	Science & Technology Fund[2] Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz, Wellington Management	0.97%	None	0.97%	12.01%	27.81%	21.86%
A-3

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.73%	None	0.73%	16.02%	11.47%	10.52%
	Asset Allocation Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	16.74%	9.16%	8.65%
	Conservative Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	7.70%	7.59%	6.76%
	Dynamic Allocation Fund[2] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	10.19%	10.51%	8.07
	Moderate Growth Lifestyle Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	13.83%	10.28%	9.24%
	T. Rowe Price Retirement 2015 Fund[3] Adviser: T. Rowe Price	0.76%	None	0.76%	9.32%	9.22%	8.51%
	T. Rowe Price Retirement 2020 Fund[3] Adviser: T. Rowe Price	0.78%	None	0.78%	10.20%	10.16%	9.42%
	T. Rowe Price Retirement 2025 Fund[3] Adviser: T. Rowe Price	0.80%	None	0.80%	11.62%	11.23%	10.35%
	T. Rowe Price Retirement 2030 Fund[3] Adviser: T. Rowe Price	0.83%	None	0.83%	13.26%	12.25%	11.19%
	T. Rowe Price Retirement 2035 Fund[3] Adviser: T. Rowe Price	0.84%	None	0.84%	14.80%	13.12%	11.85%
	T. Rowe Price Retirement 2040 Fund[3] Adviser: T. Rowe Price	0.85%	None	0.85%	16.06%	13.86%	12.35%
	T. Rowe Price Retirement 2045 Fund[3] Adviser: T. Rowe Price	0.87%	None	0.87%	16.94%	14.26%	12.55%
	T. Rowe Price Retirement 2050 Fund[3] Adviser: T. Rowe Price	0.88%	None	0.88%	17.06%	14.29%	12.56%
	T. Rowe Price Retirement 2055 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.04%	14.25%	12.54%
	T. Rowe Price Retirement 2060 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.07%	14.25%	10.31%
	Vanguard LifeStrategy Conservative Growth Fund[3,4]	0.12%	0.25%	0.37%	6.05%	8.05%	7.09%
	Vanguard LifeStrategy Growth Fund[3,4]	0.14%	0.25%	0.39%	14.35%	12.53%	11.12%
	Vanguard LifeStrategy Moderate Growth Fund[3,4]	0.13%	0.25%	0.38%	10.08%	10.30%	9.12%
	Vanguard Wellington Fund[3] Adviser: Wellington Management	0.24%	0.25%	0.49%	19.01%	12.31%	11.37%
A-4

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.53%	None	0.53%	-0.76%	4.07%	3.43%
	Goldman Sachs VIT Government Money Market Fund[5,6] Adviser: Goldman Sachs	0.18%	None	0.18%	0.01%	1.01%	0.65%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	-2.32%	2.62%	1.98%
	High Yield Bond Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	4.29%	5.97%	5.99%
	Inflation Protected Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	5.09%	4.96%	2.87%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.65%	None	0.65%	-5.86%	3.40%	2.11%
	Vanguard Long-Term Investment-Grade Fund[3] Advisers: Wellington Management, Vanguard	0.22%	None	0.22%	-2.38%	7.38%	6.46%
	Vanguard Long-Term Treasury Fund[3] Adviser: Vanguard	0.20%	None	0.20%	-4.73%	6.50%	4.41%
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allianz – Allianz Global Investors U.S., LLC
•
Allspring – Allspring Global Investments, LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
Invesco – Invesco Advisers, Inc.
•
Janus – Janus Capital Management LLC
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Vanguard – The Vanguard Group, Inc.
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans ("Public Funds") will not be available within your Contract.
4 The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.
5 On or about April 29, 2022, after Market Close, VALIC substituted shares of the VALIC Company I Government Money Market I Fund with shares of the Goldman Sachs VIT Government Money Market Fund Institutional Shares.
A-5

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
7 A Platform Expense may only be increased to the extent that the Base Contract Expense plus the Platform Expense does not exceed 1.25%.
Investment Restrictions For Optional Living Benefits
If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions.
For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

IncomeLOCK +6 and IncomeLOCK +8
If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
A-6

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
A-7

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.
If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus:
○
If you elected your benefit before May 1, 2012, this percentage is 15%.
○
If you elected your benefit after May 1, 2012, this percentage is 20%.
A-8

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
**If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
IncomeLOCK
If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
A-9

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
A-10

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms	B-1
IncomeLOCK Plus	B-2
Fee Table	B-2
IncomeLOCK Plus Fee Formula	B-2
IncomeLOCK Plus Features	B-3
IncomeLOCK Plus Options	B-4
Withdrawals under the Living Benefits	B-8
Death Benefits under IncomeLOCK Plus	B-9

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013	B-10
Fee Tables	B-10
IncomeLOCK Plus Features	B-10
IncomeLOCK Plus Options	B-13
Surrender of Account Value	B-14
Loans	B-14

IncomeLOCK	B-14
Extension Offer	B-14
Fee Table	B-15
IncomeLOCK Features	B-15
Surrender of Account Value	B-17
Death Benefits	B-19
Loans	B-20
Examples	B-20
Living Benefit Defined Terms
Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.
Benefit Anniversary — the first day of each Benefit Year.
Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.
Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.
Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.
Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.
Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.
Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.
Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.
Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.
Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.
Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.
Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.
Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).
B-1

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.
Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.
Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.
IncomeLOCK Plus
The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Fee Table
The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.
The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLOCK Plus Fee Formula” below.
We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.
IncomeLOCK Plus Fee Formula
The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.
If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.
B-2

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Amounts Received Under IncomeLOCK Plus — Summary
If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.
You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short- Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.
B-3

Asset Rebalancing Program
We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.
You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information Applicable to IncomeLOCK Plus
If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.
Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.
IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
IncomeLOCK Plus Options
You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater
B-4

than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Age Requirements and Covered Persons
To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.
If you elect one Covered Person:
	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80
If you elect two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)
The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
Covered Persons can be any of the following:
If you elect one Covered Person:
•
The Contract Owner
•
The annuitant (for Contracts not naturally-owned)
If you elect two Covered Persons:
•
The Contract Owner and the 100% spousal primary beneficiary
•
The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)
•
Spousal joint annuitants (for Contracts not naturally-owned)
Ownership changes can affect IncomeLOCK Plus as follows:
If you elect one Covered Person:
An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:
1.
Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and
2.
Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.
If you elect two Covered Persons:
Ownership changes that do not eliminate the second Covered Person’s guarantee include:
1.
Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and
2.
Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).
Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:
1.
Removal or replacement of the original spousal beneficiary; and
2.
Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.
Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.
Amounts Received under the Benefit
The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to
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zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%
* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.
Calculation of the Value of each Component of the Benefit
The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the
Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.
Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.
Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Fifth, we determine the Income Credit.
The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.
Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn
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each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.
Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.
Increase of the Benefit Base and Income Credit Base
On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.
On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.
Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.
In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.
If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
Impact of Deduction of Advisory Program Fee on Living Benefits
If you purchased your Contract and added IncomeLOCK+6 between July 1, 2012 and December 26, 2012, you had the ability to also participate in an Advisory Program. If you did not purchase a Living Benefit between these time frames, enrolling in an Advisory Program terminated your Living Benefit and the information below does not apply to you.
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the Living Benefit. The examples below assess the impact of the payment of an Advisory Program Fee from the Contract value upon the IncomeLOCK +6 Living Benefit, assuming an initial $100 deposit and no additional payments and no withdrawals.
(1)
If, by the end of the year, the Contract Value increases to $120 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $119. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year is $106. Since the Contract value of $119 is greater than the Benefit Base of $106, the Living Benefit will be increased up to the Contract value of $119 instead of $120.
(2)
If, by the end of the year, the Contract value decreases to $90 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $89. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year $106 which will be used because it is higher than the Contract value.
Please note, if you are participating in a third-party Advisory Program and have the Advisory Program Fee deducted from your Contract, the deduction of the fees will be deemed a withdrawal and could negatively impact your Benefit Base if the advisory fees and the income amount taken under the Living Benefit exceed the Maximum Annual Withdrawal Amount.
An Advisory Program is not available for Contracts with the IncomeLOCK +8 Living Benefit.
Cancellation of IncomeLOCK Plus
IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.
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Automatic Termination of IncomeLOCK Plus
The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.
2.
A death benefit is paid, and the Contract is terminated.
3.
Full surrender or termination of the Contract.
4.
Full or partial annuitization of the Contract.
5.
Upon the death of the single Covered Person (for single life benefit).
6.
Upon the death of the second (surviving) Covered Person (for joint lives benefit).
7.
Any change of ownership except as noted above.
Withdrawals under the Living Benefits
The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.
The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:
(1)
No withdrawals in addition to the RMD are taken in that same year;
(2)
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
(3)
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 ½ (or age 72, if applicable), or retire, if applicable; and
(4)
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.
If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.
Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.
You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.
Withdrawal under IncomeLOCK Plus
The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.
Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.
The impact of withdrawals on specific factors is further explained below:
Benefit Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.
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Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.
If your Account Value is Reduced to Zero
All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.
When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:
1.
The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.
Any payment option mutually agreeable between you and us.
Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).
Latest Annuity Date
If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.
If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:
1.
Annuitize the Account Value under the Contract’s annuity provisions; or
2.
Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.
Any payment option mutually agreeable between you and us.
If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).
Death Benefits under IncomeLOCK Plus
If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:
1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
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1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract with IncomeLOCK Plus and its corresponding fee.
The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.
Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.
For more information on death benefits, see “Death Benefits” in the prospectus.
IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013
Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:
Fee Tables
The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1
For Endorsement Dates of December 26, 2012 through February 24, 2013:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
For Endorsement Dates of May 1, 2012 through December 25, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%
For Endorsement Dates prior to May 1, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a

1
The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.
2
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.
3
The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.
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guarantee that income can increase during the first 12 years even after starting withdrawals.
For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.
Amounts Received Under IncomeLOCK Plus
You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).
In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.
While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.
The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.
Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).
The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.
For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%
* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.
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IncomeLOCK +8
Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life
For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%
For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.
The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.
Asset Rebalancing Program.
If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the
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investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.
See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.
IncomeLOCK Plus Options
If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.
Calculation of the Value of each Component of the Benefit
The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:
1.
100% of Purchase Payments received in the first contract year; and
2.
Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.
For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.
Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.
If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment and is reduced proportionately for Excess Withdrawals.
If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income
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Credit to be added to your Benefit Base on your third Benefit Anniversary.
See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.
Automatic Termination of IncomeLOCK Plus
In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
The Contract Owner elects to take a loan from the Contract while the benefit is in effect.
2.
The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.
Surrender of Account Value
If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.
Loans
If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
IncomeLOCK
IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.
In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:
Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.
Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.
Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.
Extension Offer
The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the
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future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2012 and July 2, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.90%	1.15%
As a reminder, you also have the option to cancel your IncomeLOCK Living Benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your
IncomeLOCK Living Benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
Fee Table
The IncomeLOCK fee is calculated as a percentage of the Benefit Base.4
Fee Period	Maximum Annual Fee Rate
All years	0.90%[5]
The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.
IncomeLOCK Features
IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:
•	Before 5th Benefit Year anniversary:	5%
•	On or after 5th Benefit Year anniversary:	7%
•	On or after 10th Benefit Year anniversary:	10%
•	On or after 20th Benefit Year anniversary:	10%
•	On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

4
IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.
5
For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%. For IncomeLOCK endorsements with an Endorsement Date from May 1, 2012, to July 2, 2012, the maximum annual fee is 0.90%.
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Investment Restrictions
As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information about IncomeLOCK
If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.
IncomeLOCK Components
The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.
The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.
Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension	MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years	5%
On or after 5th Benefit Anniversary	7%	14.28 Years	7%
On or after 10th Benefit Anniversary	10%	10 Years	7%
On or after 20th Benefit Anniversary	10%	10 Years	10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday.	5%	Life of the Contract Owner[6]	5%
Calculation of the value of each component of the Benefit
First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered

6
Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.
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Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.
On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.
Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.
Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.
Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.
Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.
An Advisory Program is not available with the IncomeLOCK Living Benefit. If you sign up for an Advisory Program, the IncomeLOCK Living Benefit will be terminated.
Cancellation of IncomeLOCK
IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.
Automatic Termination of IncomeLOCK
The feature automatically terminates upon the occurrence of one of the following:
1.
The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or
2.
Full or partial annuitization of the Contract; or
3.
Full surrender of the Contract; or
4.
A death benefit is paid; or
5.
You elect to take a loan from the Contract; or
6.
Your spousal Beneficiary elects to continue the Contract without IncomeLOCK; or
7.
You elect to participate in an Advisory Program.
Lifetime withdrawals will not be available in the event of:
1.
An ownership change which results in a change of the older Contract Owner;7 or
2.
Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or
3.
Death of the Contract Owner; or
4.
A withdrawal in excess of the 5% MAWA.8
Surrender of Account Value
The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.
The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the

7
If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.
8
However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.
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minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:
1.
No withdrawals in addition to the RMD are taken in that same year;
2.
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
3.
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70½ (or age 72, if applicable), or retire, if applicable; and
4.
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.
Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.
The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.
If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.
Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit
Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.
The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.
Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.
Benefit Base: Withdrawals reduce the Benefit Base as follows:
1.
All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;
2.
Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:
(a)
is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;
(b)
is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.
Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:
1.
If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.
2.
If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.
Minimum Withdrawal Period (MWP): The MWP is calculated as follows:
1.
If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.
2.
If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel
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that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.
If your Account Value is Reduced to Zero
If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:
(1)
In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,
(2)
If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.
Extending the MAV Evaluation Period
At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.
If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV
Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.
Death Benefits
Spousal Beneficiary
Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.
Non-Spousal Beneficiary
Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the
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first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Loans
If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
Examples
IncomeLOCK +6 Examples
The five examples below demonstrate the operation of the IncomeLOCK +6 features.
Example 1:
Assume you elect IncomeLOCK elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($6,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $106,000 = $5,300). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,300 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $106,000 = $4,240). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,240 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,300
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$125,080	$118,000	$7,080	$6,254
4th	$110,000	$132,160	$118,000	$7,080	$6,608
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$159,000	$150,000	$9,000	$7,950

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $159,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $7,950 (5% of the $159,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $7,950 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $159,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $159,000 = $6,360). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,360 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($7,950), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $7,950), or $4,980. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,950. Your Account Value after this portion of the withdrawal is $101,460 ($109,410 — $7,950), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,980 / $101,460 = 4.91%). The Benefit Base is adjusted to $151,193, or $159,000 x 95.09%. The Income Credit Base is adjusted to $142,635 or $150,000 x
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95.09%. Your new Income Credit is 6% of your new Income Credit Base (6% x $142,635), which equals $8,558. Your new MAWA is your Benefit Base multiplied by your MAWP ($151,193 x 5%), which equals $7,560. Therefore, if you do not take additional excess withdrawals, you may take up to $7,560 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $151,193, then your Protected Income Payment is 4% of the Benefit Base (4%x$151,193=$6,048). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,048 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$103,000	$154,000	$100,000	$6,000	$8,470
10th	$103,000	$160,000	$100,000	$6,000	$8,800
11th	$103,000	$166,000	$100,000	$6,000	$9,130

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($172,000 = $166,000 + $6,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$98,560	$151,000	$100,000	$3,000	$8,305
10th	$91,010	$152,000	$100,000	$1,000	$8,360
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $148,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $8,140 (5.5% of the $148,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,440 (3% of the $148,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,560 ($103,000 — $4,440). Your Net Income Credit Percentage equals 3% (6% — 3%). Therefore, your new Income Credit is 3% of your Income Credit Base (3% x $100,000), which is $3,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,560) or your Income Credit plus your current Benefit Base ($151,000 = $3,000 + $148,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $7,550 (5% of the $151,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $91,010 ($98,560 — $7,550). Your new Income Credit is 1% (6% — 5%) of your Income Credit Base (1% x $100,000), which is $1,000. Your Benefit Base is equal to the greatest of your Account Value ($91,010) or
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your Income Credit plus your current Benefit Base ($152,000 = $1,000 + $151,000).
On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $8,360 (5.5% of the $152,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,360 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $152,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $152,000 = $6,080). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,080 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK +8 Examples
The five examples below demonstrate the operation of the IncomeLOCK +8 features.
Example 1:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000) which equals $8,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($8,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $108,000 = $5,400). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,400 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $108,000 = $4,320). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,320 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,400
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$127,440	$118,000	$9,440	$6,372
4th	$110,000	$136,880	$118,000	$9,440	$6,844
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$162,000	$150,000	$12,000	$8,100

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $162,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $8,100 (5% of the $162,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $8,100 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $162,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $162,000 = $6,480). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,480 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($8,100), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $8,100), or $4,830. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,100. Your Account Value after this portion of the withdrawal is $101,310 ($109,410 — $8,100), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,830 / $101,310 = 4.77%). The Benefit Base is adjusted to $154,277, or $162,000 x 95.23%. The Income Credit Base is adjusted to $142,849 or $150,000 x
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95.23%. Your new Income Credit is 8% of your new Income Credit Base (8% x $142,849), which equals $11,428. Your new MAWA is your Benefit Base multiplied by your MAWP ($154,277 x 5%), which equals $7,714. Therefore, if you do not take additional excess withdrawals, you may take up to $7,714 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $154,277, then your Protected Income Payment is 4% of the Benefit Base (4%x$154,277=$6,171). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,171 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$7,480
7th	$103,000	$156,000	$100,000	$8,000	$7,810
8th	$103,000	$164,000	$100,000	$8,000	$8,140
9th	$103,000	$172,000	$100,000	$8,000	$8,470
10th	$103,000	$180,000	$100,000	$8,000	$8,800
11th	$103,000	$188,000	$100,000	$8,000	$9,130
12th	$103,000	$200,000	$200,000	N/A*	$11,000

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($196,000 = $188,000 + $8,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your
Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$8,140
7th	$103,000	$156,000	$100,000	$8,000	$8,580
8th	$103,000	$164,000	$100,000	$8,000	$9,020
9th	$98,080	$169,000	$100,000	$5,000	$9,295
10th	$89,630	$172,000	$100,000	$3,000	$9,460
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $164,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $9,020 (5.5% of the $164,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,920 (3% of the $164,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,080 ($103,000 — $4,920). Your Net Income Credit Percentage equals 5% (8% — 3%). Therefore, your new Income Credit is 5% of your Income Credit Base (5% x $100,000), which is $5,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,080) or your Income Credit plus your current Benefit Base ($169,000 = $5,000 + $164,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $8,450 (5% of the $169,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $89,630 ($98,080 — $7,8450). Your new Income Credit is 3% (8% — 5%) of your Income Credit Base (3% x $100,000), which is $3,000. Your Benefit Base is equal to the greatest of your Account Value ($89,630) or
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your Income Credit plus your current Benefit Base ($172,000 = $3,000 + $169,000). On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $9,460 (5.5% of the $172,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $9,460 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $172,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $172,000 = $6,880). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,880 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK Examples
The five examples below demonstrate the operation of the IncomeLOCK features.
Example 1:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 1st Benefit Anniversary
•
On your 1st Benefit Anniversary, your Account Value is $105,000
Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner’s 65th birthday and no withdrawal ever exceeds 5% of each year’s Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.
Example 2:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.
Example 3 – The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.
B-24

Example 4 — The impact of withdrawals that are in excess of the maximum annual withdrawal amount:
•
You elect IncomeLOCK and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals $108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals $108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.
B-25

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look
If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the
Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in
Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service Center.
California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look
The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service
Center.
Arkansas
Free Look
The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned.
The Free Look period is 60 days for a replacement.
New York
DCA Program	If the DCA Program is elected in Alaska, the Multi-Year Option is not available.	Alaska
DCA Program	If the DCA Program is elected in Oregon, the minimum required amount is $5,000.	Oregon
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit
For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.
Florida
Surrender Charge
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to
Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
Oregon
Surrender Charge
For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.
Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax
For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified
Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-
Qualified Contracts based on total Purchase Payments when you begin the Payout Period.
South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
C-1

Prospectus	Provision Availability or Variation	Issue State
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

The Statement of Additional Information (SAI) contains additional information about the Contract, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI or submit inquiries by:
•
Mailing: VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105
•
Calling: 1-800-448-2542
•
Visiting: www.aigrs.com/prospectus-and-reports/annuities
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000040580 (For contracts purchased after December 29, 2006)
EDGAR Contract Identifier: C000004706 (For contracts purchased on or before December 29, 2006)
© 2022 American International Group, Inc.
All Rights Reserved.
C-2

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director®
For Series 1.20 to 13.20
May 2, 2022
Prospectus
The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). The Contract is available as an individual retirement annuity (IRA) or as a non-qualified contract. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.
The Contract may be used where you have engaged an Investment Adviser to provide investment advice regarding the periodic allocation of investments within the Contract. We call this an “Advisory Program.” For new investors, the Investment Adviser must be associated with our affiliate VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser. The Investment Adviser will charge a fee for such services, and any fee is in addition to the Contract’s fees and expenses. If you are a current contract owner, you may have engaged an investment adviser through a third-party, who is not affiliated with us. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
If you elect to pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.
This prospectus describes 12 different classes of the Contract. We call these classes “series” in the Contract and in marketing materials. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
The owner of a group Contract (i.e., an employer purchasing the Contract for a retirement plan) or the owner of an individual Contract may cancel a newly purchased Contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. The right of cancellation under this Contract does not apply to Participants in a group plan except in a limited number of states.
Investment in the Contracts is subject to risk that may cause the value of the Contract Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

2

3

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.
Other specific terms we use in this prospectus are:
Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.
Advisory Program — the investment advice service provided by your Investment Adviser. Guided Portfolio AdvantageSM / Guided Portfolio Services® are the financial advice services offered by our affiliate, VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary (VFA). A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan. Alternatively, you may have enrolled in an Advisory Program offered by a third-party investment adviser who is not affiliated with us. There may also be an advisory fee required by that adviser. You should ask your investment adviser about any fees charged for investment advice provided. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.
Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.
Assumed Investment Rate — the rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.
Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.
Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday, from 9:30 a.m. to 4:00 p.m. Eastern time. On U.S. holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.
Code — the Internal Revenue Code of 1986, as amended.
Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.
Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.
Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.
Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.
Investment Adviser — is the investment adviser that you have engaged to provide services as part of an Advisory Program. The investment adviser may have been engaged through a third party. For new investors, we only support Advisory Programs that are offered through our affiliate, VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser and our subsidiary. There are typically advisory fees associated with an Advisory Program. Those fees are separate from the Contract’s fees and charges.
VALIC is not an investment adviser to any Advisory Program and does not provide any advice under an Advisory Program.
Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B – Living Benefits” for information on these Living Benefits.
Market Close — the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.
Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.
Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.
Participant Year — a 12-month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.
Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.
Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also be called the “Annuity Period.”
Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.
Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.
4

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.
Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). It also may be called the “Accumulation Period.”
Purchase Unit — a unit of interest owned by you in your Variable Account Option.
Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.
VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.
Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.
5

Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, 10, and 11. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. No surrender charges would apply to a series 2,
6, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•You may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
6

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.80%	0.81%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.27%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Account Option, plus for the Maximum charge, an amount attributable to the annual variable account option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,020	Highest Annual Cost: $5,180
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

7

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, 10, or
11 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.
•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option.
Under a series 11 Contract, if you transfer amounts from the Fixed Account
Plus option in excess of that annual limit (including withdrawals from the
Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including each Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.aigrs.com.

8

	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Account Options investing in a Public
Fund will not be available to you.
•You may transfer funds between the investment options, subject to certain restrictions.
•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment
Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the Contract’s optional
Living Benefits, which are no longer available for purchase.
•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.
•We may modify the investment restrictions for an optional Living Benefit.
•If you are participating in an Advisory Program and your Investment
Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
•Withdrawals that exceed limits specified by the terms of an optional Living
Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Appendix B – Living Benefits Advisory Program Federal Tax Matters
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters
9

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this
Contract with your financial professional’s firm, which may be an affiliate.
This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an
Advisory Program Fee. We do not set your investment advisory fee. While
VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program,
VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.
In addition, Investment Advisers and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts Advisory Program
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

10

Overview of the Contract

Purpose of the Contract
The Contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the Contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The Contract includes a death benefit that may help financially protect your Beneficiary or Beneficiaries in the event of your death. The optional Living Benefits under the Contract are designed to help you achieve your financial goals and protect against certain financial risks, although the optional Living Benefits are no longer available for purchase.
This Contract may be appropriate for you if you have a long investment time horizon and the Contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Contract’s investment options.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract, and IRAs. Nonqualified Contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan.
If you are enrolled in an Advisory Program and elect to pay your Advisory Program fees from your Contract, the deduction of those fees may reduce the death benefit, optional living benefit and any annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. See “Advisory Program” and “Federal Tax Matters” later in this prospectus.
Phases of the Contract
Like all deferred annuities, the Contract has two phases: (1) a Purchase Period (for savings) and (2) a Payout Period (for income).
Purchase Period. During the Purchase Period, you invest your money under the Contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
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Variable Account Options. When you invest in a Variable Account Option, you are indirectly investing in the Variable Account Option’s underlying Mutual Fund. The Mutual Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Account Option.

Additional information about each Mutual Fund is provided in an appendix to this prospectus. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.
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Fixed Account Options. When you invest in a Fixed Account Option (Fixed Account Plus, Short-Term Fixed Account, or a Multi-Year Enhanced Option), your principal is guaranteed and earns interest based on a rate set and guaranteed by us. However, if you make an early withdrawal or transfer from a Multi-Year Enhanced Option, the withdrawal or transfer may be subject to a market value adjustment that may reduce the value of your investment.
The amount of money you accumulate during the Purchase Period depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Purchase Period, subject to certain restrictions. Your accumulated assets impact the value of your benefits during the Purchase Period, including the death benefit and any optional Living Benefit, as well as the amount available for withdrawal.
Payout Period. When you are ready to receive guaranteed income under the Contract, you can switch to the Payout Period, at which time you will start to receive Payout Payments from us. This is also referred to as “annuitizing” the Contract. You generally decide when to annuitize. You can choose from the available payout options, which may provide income for life, for a guaranteed period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or a combination of both. If the Payout Payments are fixed, the dollar amount of each payment will be the same. If the Payout Payments are variable, the dollar amount for the payments will fluctuate.
The death benefit from the Purchase Period does not apply during the Payout Period. Any amount payable upon death during the Payout Period depends on the payout option selected. You cannot take withdrawals of Account Value or surrender the Contract during the Payout Period. If you have an optional Living Benefit at the time of annuitization, you may choose to take Payout Payments in accordance with that Living Benefit. Otherwise, your optional Living Benefit terminates at the beginning of the Payout Period.
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Contract Features
Contract Series. This prospectus describes 12 different classes of the Contract, which we call series. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
Retirement Plan Terms and Conditions. The Contract is primarily designed to be purchased by an employer for use in a retirement plan, however it is also offered as an IRA or a non-qualified contract. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law, which may limit your ability to take certain actions under the Contract.
Accessing Your Money. You may withdraw money from the Contract at any time during the Purchase Period. If you make a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your benefits under the Contract and may cause an optional Living Benefit to terminate.
Tax Treatment. Money can be transferred between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings and untaxed contributions are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving a Payout Payment, or upon payment of the death benefit. You do not receive any additional tax benefit under the Contract if you participate in the Contract through a tax-qualified plan or you purchase the Contract through an IRA.
Death Benefit. If you die during the Purchase Period, we pay a death benefit to your Beneficiary or Beneficiaries. The Contract has two possible death benefits (interest guaranteed death benefit and standard death benefit), both of which are automatically included in the Contract for no additional fee.
Optional Living Benefits. Each optional Living Benefit is a guaranteed minimum withdrawal benefit that is designed to help you create a guaranteed income stream, provided that withdrawals are taken within the parameters of the applicable feature. The optional Living Benefits under the Contract are no longer available for purchase.
Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your Contract.
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Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period.
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No Charge Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges, subject to certain requirements related to the duration and amount of the automatic withdrawals.
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Loans. Tax-free loans may be taken under tax-qualified Contracts (other than IRAs), providing additional access to your money in the Fixed Account Options (excluding Multi-Year Enhanced Options). You will incur interest on an outstanding loan. Loans are subject to restrictions, including a $1,000 minimum loan amount. You may not be able to take a loan under your Contract.
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Guided Portfolio AdvantageSM / Guided Portfolio Services®. GPA/GPS is an advisory service offered by VALIC Financial Advisors, Inc. to help manage your Account Value. VALIC Financial Advisors, Inc. is a registered investment adviser and our affiliate. A separate investment advisory fee and agreement is required for this service, if available under an employer’s retirement plan.
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Affiliate Guarantee. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options.
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Dollar Cost Averaging (DCA) Program. The DCA program is a systematic transfer of a specified percentage from the DCA Fixed Account to one or more eligible investment options over a specified period of time. Automatic transfers do not count towards the number of free transfers per contract year. DCA may not be available in employer sponsored plans.
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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, 10, and 11	5.00%(1)
Series 2, 6, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Funds’ fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below.
Annual Contract Expenses
Annual Variable Account Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None

Annual Fees	Current	Maximum
Base Contract Expenses (3), (4) (as a percentage of average daily net asset value allocated to the Variable Account Option)	0.80%	0.81%

Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base) (5)	Initial Annual Fee Rate	Maximum Annual Fee Rate (6)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

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IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate (7)
	1.15%
Loan Interest Charges	Current	Maximum
Non-ERISA Contracts	4.00%	6.00%
ERISA Contracts	2.75%	6.00%
Annual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable platform expenses if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (8)	Maximum (9)
	0.20%	1.27%
Footnotes to the Fee Tables
(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only.”)
(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).
(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” in the prospectus. The Base Contract Expenses do not reflect any applicable platform expenses that may apply. To help you understand the cost of investing in certain Variable Account Options, platform expenses are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If platform expenses were included in this table, current charges for certain (but not all) Variable Account Options would be as high as 1.05%. For additional information, see “Fees and Charges – Separate Account Charges.”
(4) The Base Contract Expenses for Variable Account Options that invest in the VALIC Company I Aggressive Growth Lifestyle, Moderate Growth Lifestyle, and Conservative Growth Lifestyle Funds (the “VALIC Lifestyle Funds”) have been temporarily reduced to 0.65% following a reorganization of affiliated Funds that occurred on May 24, 2021. VALIC will end this voluntary reduction on or about April 30, 2023 and at such time Variable Account Options investing in the VALIC Lifestyle Funds will be subject to the base contract expense of 0.80%.
(5) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.”
(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
(7) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
(8) The Funds with the lowest total annual fund operating expenses are the Goldman Sachs VIT Government Money Market Fund and the Vanguard Long-Term Treasury.
(9) The Fund with the highest total annual fund operating expenses is the American Beacon Bridgeway Large Cap Growth Fund.
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Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
The first set of examples assumes the most expensive combination of annual Contract expenses, annual Fund expenses, and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,672	$19,987	$30,264	$51,374
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,658	$19,948	$30,202	$51,263
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,166	$15,471	$25,740	$51,263
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,180	$15,512	$25,806	$51,374
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,166	$15,471	$25,740	$51,263
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,166	$15,471	$25,740	$51,263
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The second set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,746	$11,443	$16,216	$24,181
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,732	$11,402	$16,145	$24,048
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,100	$6,490	$11,145	$24,048
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$2,115	$6,534	$11,216	$24,181
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$2,100	$6,490	$11,145	$24,048
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,100	$6,490	$11,145	$24,048
The third set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,714	$8,231	$10,606	$12,433
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,700	$8,187	$10,533	$12,292
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,020	$3,187	$5,533	$12,292
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(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,035	$3,231	$5,606	$12,433
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,020	$3,187	$5,533	$12,292
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,020	$3,187	$5,533	$12,292
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Principal Risks of Investing in the Contract

Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
Variable Account Option Risk. Amounts that you invest in the Variable Account Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Account Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Account Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Account Option. You are responsible for selecting Variable Account Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
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Public Fund Availability Risk. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and you will be required to pay a fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
General Information

About the Contracts
The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents
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may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.
The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.
The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”
If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.
All material state variations are described in Appendix C.
About the Series
This prospectus describes 12 different classes, which we call series, of the Contract. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. The following table reflects the group plans and markets through which the series are offered.
Series	Group Plans / Markets
Series 1	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Plans; Individual Retirement Accounts (IRAs)
Series 2	Higher Education Plans
Series 3(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series 4(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series	Group Plans / Markets
Series 5	Healthcare Plans; Higher Education Plans; K-12 Plans
Series 6	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Section 457 Defined Contribution Plans; Section 501(c)(3) Organization Plans
Series 7	Government Section 457 Defined Contribution Plans
Series 8(2)	Government Section 457 Defined Contribution Plans
Series 9	Non-Qualified
Series 10(2)	Government Section 457 Defined Contribution Plans
Series 11	Higher Education Plans
Series 12	Government Section 457 Defined Contribution Plans
(1) Not available for new sales. New participants are allowed under existing Contracts.
(2) Not available for new sales. No new participants are allowed under existing Contracts.
About VALIC
We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.
VALIC is an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. On October 26, 2020, AIG announced that it was pursuing a separation of its Life and Retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of the separation of AIG’s Life and Retirement business, VALIC will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG.
AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
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More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.
American Home Assurance Company
The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.
Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company, and an indirect wholly-owned subsidiary of American International Group, Inc. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.
American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office and home office address is 1271 Avenue of the Americas, FL37, New York, NY, 10020-1304. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.
About VALIC Separate Account A
When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC
Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.
VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).
VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts.
We are obligated to pay all amounts promised to investors under the Contracts. The commitments under the Contracts are the sole obligation of VALIC. All amounts paid from our general account, including our obligations under any Fixed Account Option and any death benefits, Payout Payments, or Living Benefit guarantees in excess of your amounts in the Separate Account are subject to the Company’s financial strength and claims-paying ability.
Units of Interest
Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.
Distribution of the Contracts
The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer
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registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.
VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.
VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.
VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).
For more information about how your financial professional may be compensated, please contact your financial professional.
In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from
Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.
VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.
VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.
These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.
VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in, and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training, or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.
Administration of the Contracts
VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions, or service requests.
Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a),
401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.
This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account
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Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.
Fixed Account Options
Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Dollar Cost Averaging Fixed Accounts
You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.
The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:
DCA Fixed Account Minimum Purchase Payment
6-Month = $25,000 *
12-Month = $25,000 *
•
You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.
•
Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*
The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus
This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract.
Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments.

Short-Term Fixed Account
This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period
(three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA
Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice,
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though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.
Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.
DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.
The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:
Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558
You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•
Fixed Accounts are not available as target accounts for the DCA Program.
•
Transfers occur on a monthly periodic schedule.
•
Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will
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transfer the remaining money according to the current allocation instructions on file.
We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.
Impact of Advisory Program Fees
Please note that if you are enrolled in an Advisory Program, either through our affiliate or through a third-party Investment Adviser, advisory fees deducted from Account Value will also result in a reduction of your fixed account value.
Variable Account Options
The Contracts enable you to participate in Divisions that represent the Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B.
Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in Appendix A as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to
Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See “Appendix A – Funds Available Under The Contract.”
Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling 1-800-448-2542, or visiting https://www.aigrs.com/prospectus-and-reports/annuities.
Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.
Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.
Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well-balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.
Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value.
Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end
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upon death, upon surrender, or when you complete the process to begin the Payout Period.
Account Establishment
You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer- sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).
The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:
Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	N/A
Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.
When an initial Purchase Payment is accompanied by an application, we will promptly:
•
Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or
•
Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or
•
Reject the application and return the Purchase Payment.
If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:
Return Purchase Payments. If we do not have your name, address or Social Security Number (“SSN”), we will return the
Purchase Payment to your employer unless this information is immediately provided to us; or
Employer-Directed Account. At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or
Starter Account. If we have your name, address and SSN, but we do not have an agreement with your employer for employer-directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. If we do not receive the necessary information within 105 days, we may return the Purchase Payment to your employer or convert the account to an “unsolicited” account which would be subject to many of the same restrictions as a starter account. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.
When Your Account Will Be Credited
Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).
A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a
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particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).
If a subsequent Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited on the next Business Day. See the Account Establishment section above for information about initial Purchase Payments.
Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.
Purchase Units
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.
Calculation of Value for Fixed Account Options
The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.
The value of your Fixed Account Option is calculated on a given Business Day as shown below:
Value of Your Fixed Account Options*
=	(equals)
All Purchase Payments made to the Fixed Account Options
+	(plus)
Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus)
All interest earned
–	(minus)
Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*
This value may be subject to a market value adjustment under the Multi-Year Option.
Calculation of Value for Variable Account Options
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in “Appendix A – Funds Available Under the Contract” and the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. The number of Purchase Units you are credited is calculated the day we process your Purchase Payment. Please see the When Your Account Will Be Credited section above.
The Purchase Unit value is determined by multiplying the Purchase Unit value for the preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:
1.
dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.
multiplying it by one minus all applicable daily asset-based charges.
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We determine the number of Purchase Units credited to your contract by dividing the Purchase Payment by the Purchase Unit value for the specific Variable Account Option.
If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Goldman Sachs VIT Government Money Market Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Goldman Sachs VIT Government Money Market Fund, will lose value.
Stopping Purchase Payments
You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.
If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Impact of Deduction of Advisory Program Fee on Purchase Payments
If you are enrolled in an Advisory Program, either through our affiliate or through a third-party investment adviser, and the Advisory Program Fee is deducted from your Contract value, the deduction of such fee will result in reduction of Purchase Units by the amount of the fee.
Advisory Program

The Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force.
Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf.
For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.
Advisory Agreement and Fees
When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement.
Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of the investment advisory contract, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory
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Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits. Please see Impact of Advisory Fees in the Death Benefits, Living Benefits and Payout Period sections.
If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract.
If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee.
Please see Federal Tax Matters section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.
Reallocations & Transfer Instructions
While the Advisory Program is in place, you are prohibited from making transfers among investment options in the Contract.
During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to the transfer restrictions in the section below entitled “Transfer Between Investment Options.”
Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the investment options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions.
Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the section below entitled “Transfers Between Investment Options.”
Termination of the Advisory Program
You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force.
In order for you to transfer Account Value among investment options, you must first terminate the Advisory Program.
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Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. If you are enrolled in an Advisory Program either through VFA or a third-party, in order for you to transfer Account Value among investment options, you must first terminate the Advisory Program. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.
During the Purchase Period — Policy Against Market Timing and Frequent Transfers
VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.
Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.
This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:
•
Plan-level or employer-initiated transactions;
•
Purchase transactions involving transfers of assets or rollovers;
•
Retirement plan contributions, loans, and distributions (including hardship withdrawals);
•
Roth IRA conversions or IRA recharacterizations;
•
Systematic purchases or redemptions; or
•
Trades of less than $5,000.
Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.
As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.
We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:
Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time
If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.
Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)
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Fixed Account Option	Value	Frequency	Other Restrictions
Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)
DCA Fixed Account 6-month & DCA Fixed Account 12- month(5):	100%	At any time
Transfers can be made from a DCA Fixed Account Option at any time.
Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)
Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)
VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)
The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)
The minimum transfer amount may be changed from time to time by the Company.
(5)
The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.
Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.
Communicating Transfer or Reallocation Instructions
Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.
When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.
Effective Date of Transfer
The effective date of a transfer will be:
•
The date of receipt, if received in our Home Office before Market Close; otherwise,
•
The next date values are calculated.

Transfers During the Payout Period
During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:
Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A
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Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:
•
Account Maintenance Charge
•
Surrender Charge
•
Premium Tax Charge
•
Separate Account Charges (referred to as “Base Contract Expenses” under “Fee Tables”)
•
Market Value Adjustment
•
Fund Expenses
•
Advisory Program Fees
•
Living Benefit Fees
•
Other Charges
•
Fixed Account Plus Excess Transfer Charge
These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section.
Account Maintenance Charge (Series 1 and 9 Contracts Only)
Under a series 1 or 9 Contract, during the Purchase Period, an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.
The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.
Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only)
Under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract, when you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. Surrender charges reimburse us for the cost of Contract sales, expenses associated with issuing your Contract, and other acquisition expenses.
If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.
Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.
Amount of Surrender Charge
A surrender charge will be the lesser of:
•
Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or
•
Five percent (5%) of the amount withdrawn.
10% Free Withdrawal
In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.
These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59½. See “Federal Tax Matters” for more information.
Exceptions to Surrender Charge
No surrender charge will be applied:
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If no Purchase Payments have been received during the 60 months prior to the date of surrender;
•
If your account has been in effect for 15 years or longer;
•
If your account has been in effect for 5 years or longer, and you have attained age 59½;
•
To “No Charge Systematic Withdrawals”;
•
Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;
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•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
•
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.
Fixed Account Plus Excess Transfer Charge (Series 11 Contracts Only)
Transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation.
Exceptions to Fixed Account Plus Excess Transfer Charge
This charge will not be applied:
•
Under any series other than series 11 Contracts;
•
To transfers from the Fixed Account Option within the 20% per Participant Year limitation;
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
Premium Tax Charge
Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.
Separate Account Charges
The Separate Account Charge (also referred to as a Base Contract Expense) is 0.80%. If you are invested in series 1 or 9, the maximum Base Contract Expense in the Fee Tables reflects the inclusion of the annual maintenance charge and accordingly will reflect a higher number. This Separate Account Charge is guaranteed and cannot be increased by the Company. For a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value, see “Purchase Unit Value” in the SAI.
The Separate Account Charges compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.
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The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below. The Separate Account Charges are guaranteed and may not be increased for the life of your Contract.
Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges
We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:
•
The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.
•
The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.
•
Other factors of which we are not presently aware that could reduce administrative costs.
We review the following additional factors to determine whether we can reduce or waive account maintenance charges:
•
The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
•
The administrative tasks performed by your employer for your retirement program.
The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.
We review the following additional factors to determine whether we can reduce surrender charges:
•
The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.
•
The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.
•
The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
We review the following additional factors to determine whether we can reduce the Separate Account charges:
•
The frequency of Purchase Payments for your retirement program.
•
The size of your retirement program.
•
The amount of your retirement program’s periodic Purchase Payment.
•
The method of remitting periodic Purchase Payments.
In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.
Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.
Payments from Mutual Funds/Platform Expenses
Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.
We may also receive what is referred to as “12b-1 fees” and non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.
From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid.
If we do not have an arrangement to receive payments from certain Mutual Funds, we may charge a Platform Expense related to those Division(s), in order to help us manage our costs in light of the fact that the Mutual Fund is not paying us or is paying us too little. The platform expenses are reflected in “Appendix A – Funds Available Under the Contract” to help you understand the cost of investing in certain Variable Account Options.
Market Value Adjustment (“MVA”)
Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band
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in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.
Fund Expenses
Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.
Living Benefit Fees
If you elected an optional Living Benefit, information about the additional fees to which you are subject can be found under “Fee Tables” and “Appendix B – Living Benefits.”
Advisory Program Fees
If you enrolled in an Advisory Program, your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of the Advisory Program Fee pursuant to authorizations that you have provided to your Investment Adviser. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Deduction of the Advisory Program Fee may reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Please see Impact of Advisory Program Fees in the Death Benefits, Living Benefits, Payout Period and Federal Tax Matters sections. Please consult your tax professional regarding the impact of deducting advisory fees from Account Value before making any election to do so. See “Advisory Program” for more details.
Other Charges
We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.
Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.
Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.
Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase
Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is
35

allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.
Fixed Payout
Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:
•
Type and duration of payout option chosen;
•
Your age or your age and the age of your survivor (1);
•
Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);
•
The portion of your Account Value being applied; and
•
The payout rate being applied and the frequency of the payments.

(1)
This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.
Assumed Investment Rate
An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.
Variable Payout
With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AlR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.
In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.
Combination Fixed and Variable Payout
With a combination fixed and variable payout, you may choose:
•
From your existing Variable Account Options (payments will vary); with a
•
Fixed payout (payment is fixed and guaranteed).
Partial Annuitization
A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.
Payout Date
The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.
The following additional rules also apply when determining the payout date:
•
The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.
•
The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.
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•
Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.
•
In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59½ even if you are still working for the employer sponsoring the plan.
•
Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.
•
All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.
•
The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.
For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.
Payout Options
You may specify the manner in which your Payout Payments are made. You may select one of the following options:
1.
Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.
2.
Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period or take a lump-sum distribution.
3.
Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.
4.
Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.
5.
Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.
Payout Information
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59½, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”
Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.
Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that
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each payment is at least $25, subject to any limitations under the Contract or plan.
For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.
Impact of Advisory Program Fees on Payout Payments
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee will reduce the annuitization benefit. The examples below assess the impact of the deduction of Advisory Program Fees on the Contract’s value upon annuitization, assuming an initial $100 deposit.
1.
If, at the payout date, the Contract value has increased to $120 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $119. Your Payout Payments will be based on a Contract value of $119.
2.
If, at the payout date, the Contract value has decreased to $90 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $89. Your Payout Payments will be based on a Contract value of $89.
Surrender of Account Value

When Surrenders Are Allowed
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:
•
allowed under federal and state law; and
•
allowed under your employer’s plan.
For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.
For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59½.
Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.
VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.
Surrender Process
If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.
We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.
We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.
Amount That May Be Surrendered
The amount that may be surrendered during the Purchase Period can be determined as follows:
Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)
Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.
There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in
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a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).
Surrender Restrictions
Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59½, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.
Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70½, retirement or other termination of employment or death.
Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:
•
death benefits; and
•
certain small amounts approved by the State of Florida.
Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.
Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.
Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.
Partial Surrenders
You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.
The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:
The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office
The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.
Systematic Withdrawals
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:
•
Payments to be made to you; and
•
Payment over a stated period of time, but not less than five years; and
•
Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).
We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
Distributions Required by Federal Tax Law
There will be no surrender charge on RMD’s if the withdrawal:
•
Is made payable to you; and
•
Does not exceed the amount required under federal tax
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law as determined by the values in your Portfolio Director Contract and VALIC.
You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.
Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
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Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Account Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Account Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count will toward the number of free transfers
per contract year
•Minimum Purchase Payment amounts apply
•Only available in PD 1 (in an individual IRA/NQDA)
•Not available in all states

Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +6
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 6%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is reduced in any benefit year in which
withdrawals are taken, and not available in any benefit year in which cumulative withdrawals are greater than 6% of the
Benefit Base
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

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Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +8
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 8%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is not available in any benefit year in which a withdrawal is taken
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

IncomeLOCK
A guaranteed minimum
withdrawal benefit
designed to help you
create a guaranteed
income stream for a
specified period of time
or as long as you and
your spouse live, plus
the opportunity to
increase income by
locking in the highest
anniversary value
0.95%* (as a percentage of the Benefit Base)
•Ineligible for highest anniversary value evaluation period
extension if any previous extension opportunity was not
elected or age requirements are not satisfied
•Maximum charge may increase if evaluation period is
extended
•Excess withdrawals may significantly reduce or terminate
the benefit
•Withdrawal percentage depends on timing of the first
withdrawal
•Eligible for lifetime withdrawals only if the first withdrawal is taken on or after the benefit anniversary following the
Covered Person’s (or younger Covered Person’s) 65th
birthday
•Investment restrictions may limit available investment
options
•Ineligible Purchase Payments will not increase the Benefit
Base
•May be cancelled by you on the 5th or 10th benefit
anniversary or any benefit anniversary thereafter
•Taking a loan under the Contract may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

* If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 0.95%, and your maximum annual fee rate may increase beyond 0.95% if you elect a future extension of the evaluation period. See “Appendix B – Living Benefits.”
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Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.
The Process
VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.
Beneficiary Information
The Beneficiary may receive death benefits:
•
In a lump sum;
•
In the form of an annuity under any of the Payout Options;
•
In partial payments over the Beneficiary’s life expectancy (where permitted); or
•
In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.
Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.
Special Information for Nonqualified Contracts
It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the
Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”
During the Purchase Period
Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.
As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Death Benefit Before Age of 70
The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.
The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.
Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
44

Step 2: Determine your Variable Account Option Value by taking the greater of:
Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit
For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.
This value may be adjusted if the total amount of any death benefit exceeds the Account Value.
Death Benefit On or After Age 70
The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.
The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option
Adjusted Purchase Payment Amount
The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.
If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.
The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.
During the Payout Period
If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.
•
If the life only option or joint and survivor life option was chosen, there will be no death benefit.
•
If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
1.
Receive the present value of any remaining payments in a lump sum; or
2.
Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or
3.
Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal
45

tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.
Impact of the Deduction of Advisory Program Fees on Death Benefit
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals.
1.
If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119.
2.
If, at the end of the year, the Contract value decreases to
$90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you.
3.
If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Additional Information About Loans

The Contract offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (IRAs), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans.
Interest Charged for a Loan
For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For
Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter.
The Effects of a Loan on Account Value, Payout Payments and the Death Benefit
A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
Other Contract Features

Changes That May Not Be Made
The following terms in the Contracts may not be changed once your account has been established:
•
The Contract Owner (except for an individual nonqualified Contract);
•
The Participant; and
•
The Annuitant.
Change of Beneficiary
The Beneficiary (if not irrevocable) may usually be changed at any time.
Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.
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If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate , except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.
If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.
Contingent Owner
The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.
Cancellation — The “Free Look” Period
The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.
We Reserve Certain Rights
We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.
We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.
We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.
Relationship to Employer's Plan
If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.
Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.
Who May Give Voting Instructions
During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below.
Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.
Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.
47

Determination of Fund Shares Attributable to Your Account
During the Purchase Period
The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.
During the Payout Period or after a Death Benefit Has Been Paid
The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.
How Fund Shares Are Voted
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.
In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.
Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.
Types of Plans
Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:
•
Section 403(b) annuities for employees of public schools and section 501(c)(3)
tax-exempt organizations;
•
Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);
•
Section 408(b) traditional IRAs;
•
Section 408A Roth IRAs;
•
Section 457 deferred compensation plans of governmental and tax-exempt employers;
•
Section 408(k) SEPs and SARSEPs; and
•
Section 408(p) SIMPLE retirement accounts.
Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”
Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.
In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and
48

is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.
Tax Consequences in General
Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.
Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.
Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.
Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.
Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.
The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.
In addition, distributions from certain contracts may be subject to a 3.8% tax on net investment income on investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as
49

part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts. Additionally, on February 23, 2022, the IRS and Treasury Department released proposed regulations under Code section 401(a)(9). The proposed regulations include proposed updates for the RMD changes made by the SECURE Act. These proposed regulations include a 90-day comment period from the date of publication in the Federal Register, and an anticipated hearing to discuss the proposal.
In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.
VALIC obtained such a Private Letter Ruling. However, VALIC only administers the terms of the Private Letter Ruling for the GPS and GPA Advisory Programs, which are offered through VFA, our affiliate. Accordingly, the description below only applies to such programs. This means if you participate in a third-party Advisory Program and VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. Under the terms of VALIC’s Private letter Ruling obtained in September 2020, the Advisory Agreement with the Investment Adviser must provide that the Investment Adviser will help you select investment options for the Contract. Advisory Program Fees for such services must not exceed an annual rate of 1.50% of the Contract’s cash value for the period to which the Advisory Program Fees relate. The Contract owner is solely liable for the fees. The Advisory Program Fees may not constitute compensation to the Adviser for servicers related to any assets other than the Contract. The Advisory Program Fees are an expense of the Contract and not a distribution to you as the owner. Any payment of advisory fees inconsistent which such requirements may be treated as withdrawals for tax purposes by the Company and/or by the IRS. Notwithstanding tax treatment of Advisory Program Fees by the Company, federal and/or state taxing authorities could determine that such fees should be treated as taxable withdrawals. In such circumstances any expenses prior to your attainment of age 59½ could result in a 10% early withdrawal penalty tax in addition to income tax.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:
•
Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•
Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 ½); and
•
Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan.
Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.
Important Information Regarding 403(b) Regulations
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
50

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.
Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 25, 2022, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are included in the SAI. Instructions for obtaining the SAI can be found on the back cover of this prospectus. We encourage both existing and prospective contract owners to read and understand the financial statements.
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Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.aigrs.com/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as platform expenses. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,6] Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	1.13%	None	1.13%	21.48%	20.17%	17.85%
	Blue Chip Growth Fund[2,6] Adviser: VALIC Sub-Adviser: T. Rowe Price	0.76%	None	0.76%	16.38%	23.04%	19.11%
	Capital Appreciation Fund[2,6] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers	0.60%	None	0.60%	25.98%	20.96%	17.16%
	Dividend Value Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, ClearBridge Investments, LLC	0.69%	None	0.69%	21.92%	10.22%	11.67%
	Growth Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, SunAmerica	0.64%	None	0.64%	20.96%	23.42%	17.84%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: MFS	0.75%	None	0.75%	26.06%	22.84%	17.21%
	Nasdaq-100® Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.51%	None	0.51%	26.93%	27.90%	22.50%
	Stock Index Fund[2,6] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	28.35%	18.09%	16.16%
	Systematic Core Fund[2,6] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.68%	None	0.68%	26.25%	18.31%	16.02%
	Systematic Value Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.57%	None	0.57%	30.93%	10.49%	11.96%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	27.09%	17.27%	16.16%
	Vanguard Windsor II Fund[3] Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC	0.34%	0.25%	0.59%	28.97%	15.25%	14.23%
A-1

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] Adviser: Ariel Investments, LLC	1.12%	None	1.12%	25.86%	10.76%	12.76%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus, Allianz	0.78%	None	0.78%	16.86%	21.05%	15.81%
	Mid Cap Value Fund[2,6] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. (d/b/a Boston Partners), Wellington Management	0.80%	None	0.80%	27.67%	10.87%	12.65%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.35%	None	0.35%	24.32%	12.70%	13.85%
Domestic Small- Cap Equity	Ariel Fund[3] Adviser: Ariel Investments, LLC	1.00%	None	1.00%	30.36%	12.33%	14.37%
	Small Cap Growth Fund[2,6] Adviser: VALIC Sub-Advisers: JPMIM, T. Rowe Price	0.88%	None	0.88%	-4.98%	23.04%	17.43%
	Small Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.42%	None	0.42%	14.44%	11.68%	12.99%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring	0.89%	None	0.89%	29.51%	10.18%	13.14%
	Small Cap Value Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.77%	None	0.77%	32.77%	7.97%	11.43%
Global Equity (International and Domestic)	Global Strategy Fund[2,6] Adviser: VALIC Sub-Adviser: Franklin Advisers, Inc. Sub-subadviser: Brandywine Global Investment Management LLC	0.66%	None	0.66%	8.58%	5.19%	6.45%
	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.65%	None	0.65%	12.45%	11.52%	11.61%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.88%	None	0.88%	1.20%	9.88%	5.24%
	International Equities Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	11.03%	9.18%	7.43%
	International Growth Fund[2,6] Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc. Sub-subadviser: Morgan Stanley Investment Management Co.	0.83%	None	0.83%	14.21%	18.96%	12.44%
	International Opportunities Fund[2,6] Adviser: VALIC Sub-Advisers: MFS, Delaware Investment Fund Advisers	0.95%	None	0.95%	6.57%	12.48%	10.53%
	International Value Fund[2,6] Adviser: VALIC Sub-Adviser: Allspring	0.74%	None	0.74%	7.04%	4.69%	5.64%
A-2

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Invesco, Goldman Sachs Sub-subadviser: Invesco Asset Management Limited, an affiliate of Invesco	0.86%	None	0.86%	22.62%	8.92%	9.18%
	Invesco Balanced-Risk Commodity Strategy Fund[3,6] Adviser: Invesco	1.15%	None	1.15%	19.29%	4.45%	-1.34%
	Science & Technology Fund[2] Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz, Wellington Management	0.97%	None	0.97%	12.01%	27.81%	21.86%
A-3

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.73%	None	0.73%	16.02%	11.47%	10.52%
	Asset Allocation Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	16.74%	9.16%	8.65%
	Conservative Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	7.70%	7.59%	6.76%
	Dynamic Allocation Fund[2] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	10.19%	10.51%	8.07
	Moderate Growth Lifestyle Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	13.83%	10.28%	9.24%
	T. Rowe Price Retirement 2015 Fund[3] Adviser: T. Rowe Price	0.76%	None	0.76%	9.32%	9.22%	8.51%
	T. Rowe Price Retirement 2020 Fund[3] Adviser: T. Rowe Price	0.78%	None	0.78%	10.20%	10.16%	9.42%
	T. Rowe Price Retirement 2025 Fund[3] Adviser: T. Rowe Price	0.80%	None	0.80%	11.62%	11.23%	10.35%
	T. Rowe Price Retirement 2030 Fund[3] Adviser: T. Rowe Price	0.83%	None	0.83%	13.26%	12.25%	11.19%
	T. Rowe Price Retirement 2035 Fund[3] Adviser: T. Rowe Price	0.84%	None	0.84%	14.80%	13.12%	11.85%
	T. Rowe Price Retirement 2040 Fund[3] Adviser: T. Rowe Price	0.85%	None	0.85%	16.06%	13.86%	12.35%
	T. Rowe Price Retirement 2045 Fund[3] Adviser: T. Rowe Price	0.87%	None	0.87%	16.94%	14.26%	12.55%
	T. Rowe Price Retirement 2050 Fund[3] Adviser: T. Rowe Price	0.88%	None	0.88%	17.06%	14.29%	12.56%
	T. Rowe Price Retirement 2055 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.04%	14.25%	12.54%
	T. Rowe Price Retirement 2060 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.07%	14.25%	10.31%
	Vanguard LifeStrategy Conservative Growth Fund[3,4]	0.12%	0.25%	0.37%	6.05%	8.05%	7.09%
	Vanguard LifeStrategy Growth Fund[3,4]	0.14%	0.25%	0.39%	14.35%	12.53%	11.12%
	Vanguard LifeStrategy Moderate Growth Fund[3,4]	0.13%	0.25%	0.38%	10.08%	10.30%	9.12%
	Vanguard Wellington Fund[3] Adviser: Wellington Management	0.24%	0.25%	0.49%	19.01%	12.31%	11.37%
A-4

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.53%	None	0.53%	-0.76%	4.07%	3.43%
	Goldman Sachs VIT Government Money Market Fund[5,6] Adviser: Goldman Sachs	0.18%	None	0.18%	0.01%	1.01%	0.65%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	-2.32%	2.62%	1.98%
	High Yield Bond Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	4.29%	5.97%	5.99%
	Inflation Protected Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	5.09%	4.96%	2.87%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.65%	None	0.65%	-5.86%	3.40%	2.11%
	Vanguard Long-Term Investment-Grade Fund[3] Advisers: Wellington Management, Vanguard	0.22%	None	0.22%	-2.38%	7.38%	6.46%
	Vanguard Long-Term Treasury Fund[3] Adviser: Vanguard	0.20%	None	0.20%	-4.73%	6.50%	4.41%
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allianz – Allianz Global Investors U.S., LLC
•
Allspring – Allspring Global Investments, LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
Invesco – Invesco Advisers, Inc.
•
Janus – Janus Capital Management LLC
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Vanguard – The Vanguard Group, Inc.
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans ("Public Funds") will not be available within your Contract.
4 The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.
5 On or about April 29, 2022, after Market Close, VALIC substituted shares of the VALIC Company I Government Money Market I Fund with shares of the Goldman Sachs VIT Government Money Market Fund Institutional Shares.
A-5

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
7 A Platform Expense may only be increased to the extent that the Base Contract Expense plus the Platform Expense does not exceed 1.05%.
Investment Restrictions For Optional Living Benefits
If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions.
For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

IncomeLOCK +6 and IncomeLOCK +8
If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
A-6

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
A-7

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.
If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus:
○
If you elected your benefit before May 1, 2012, this percentage is 15%.
○
If you elected your benefit after May 1, 2012, this percentage is 20%.
A-8

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
**If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
IncomeLOCK
If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
A-9

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
A-10

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms	B-1
IncomeLOCK Plus	B-2
Fee Table	B-2
IncomeLOCK Plus Fee Formula	B-2
IncomeLOCK Plus Features	B-3
IncomeLOCK Plus Options	B-4
Withdrawals under the Living Benefits	B-8
Death Benefits under IncomeLOCK Plus	B-9

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013	B-10
Fee Tables	B-10
IncomeLOCK Plus Features	B-10
IncomeLOCK Plus Options	B-13
Surrender of Account Value	B-14
Loans	B-14

IncomeLOCK	B-14
Extension Offer	B-14
Fee Table	B-15
IncomeLOCK Features	B-15
Surrender of Account Value	B-17
Death Benefits	B-19
Loans	B-20
Examples	B-20
Living Benefit Defined Terms
Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.
Benefit Anniversary — the first day of each Benefit Year.
Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.
Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.
Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.
Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.
Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.
Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.
Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.
Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.
Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.
Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.
Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.
Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).
B-1

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.
Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.
Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.
IncomeLOCK Plus
The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Fee Table
The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.
The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLOCK Plus Fee Formula” below.
We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.
IncomeLOCK Plus Fee Formula
The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.
If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.
B-2

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Amounts Received Under IncomeLOCK Plus — Summary
If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.
You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short- Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.
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Asset Rebalancing Program
We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.
You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information Applicable to IncomeLOCK Plus
If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.
Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.
IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
IncomeLOCK Plus Options
You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater
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than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Age Requirements and Covered Persons
To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.
If you elect one Covered Person:
	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80
If you elect two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)
The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
Covered Persons can be any of the following:
If you elect one Covered Person:
•
The Contract Owner
•
The annuitant (for Contracts not naturally-owned)
If you elect two Covered Persons:
•
The Contract Owner and the 100% spousal primary beneficiary
•
The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)
•
Spousal joint annuitants (for Contracts not naturally-owned)
Ownership changes can affect IncomeLOCK Plus as follows:
If you elect one Covered Person:
An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:
1.
Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and
2.
Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.
If you elect two Covered Persons:
Ownership changes that do not eliminate the second Covered Person’s guarantee include:
1.
Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and
2.
Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).
Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:
1.
Removal or replacement of the original spousal beneficiary; and
2.
Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.
Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.
Amounts Received under the Benefit
The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to
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zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%
* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.
Calculation of the Value of each Component of the Benefit
The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the
Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.
Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.
Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Fifth, we determine the Income Credit.
The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.
Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn
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each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.
Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.
Increase of the Benefit Base and Income Credit Base
On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.
On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.
Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.
In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.
If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
Impact of Deduction of Advisory Program Fee on Living Benefits
If you purchased your Contract and added IncomeLOCK+6 between July 1, 2012 and December 26, 2012, you had the ability to also participate in an Advisory Program. If you did not purchase a Living Benefit between these time frames, enrolling in an Advisory Program terminated your Living Benefit and the information below does not apply to you.
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the Living Benefit. The examples below assess the impact of the payment of an Advisory Program Fee from the Contract value upon the IncomeLOCK +6 Living Benefit, assuming an initial $100 deposit and no additional payments and no withdrawals.
(1)
If, by the end of the year, the Contract Value increases to $120 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $119. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year is $106. Since the Contract value of $119 is greater than the Benefit Base of $106, the Living Benefit will be increased up to the Contract value of $119 instead of $120.
(2)
If, by the end of the year, the Contract value decreases to $90 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $89. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year $106 which will be used because it is higher than the Contract value.
Please note, if you are participating in a third-party Advisory Program and have the Advisory Program Fee deducted from your Contract, the deduction of the fees will be deemed a withdrawal and could negatively impact your Benefit Base if the advisory fees and the income amount taken under the Living Benefit exceed the Maximum Annual Withdrawal Amount.
An Advisory Program is not available for Contracts with the IncomeLOCK +8 Living Benefit.
Cancellation of IncomeLOCK Plus
IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.
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Automatic Termination of IncomeLOCK Plus
The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.
2.
A death benefit is paid, and the Contract is terminated.
3.
Full surrender or termination of the Contract.
4.
Full or partial annuitization of the Contract.
5.
Upon the death of the single Covered Person (for single life benefit).
6.
Upon the death of the second (surviving) Covered Person (for joint lives benefit).
7.
Any change of ownership except as noted above.
Withdrawals under the Living Benefits
The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.
The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:
(1)
No withdrawals in addition to the RMD are taken in that same year;
(2)
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
(3)
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 ½ (or age 72, if applicable), or retire, if applicable; and
(4)
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.
If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.
Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.
You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.
Withdrawal under IncomeLOCK Plus
The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.
Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.
The impact of withdrawals on specific factors is further explained below:
Benefit Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.
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Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.
If your Account Value is Reduced to Zero
All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.
When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:
1.
The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.
Any payment option mutually agreeable between you and us.
Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).
Latest Annuity Date
If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.
If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:
1.
Annuitize the Account Value under the Contract’s annuity provisions; or
2.
Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.
Any payment option mutually agreeable between you and us.
If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).
Death Benefits under IncomeLOCK Plus
If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:
1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
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1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract with IncomeLOCK Plus and its corresponding fee.
The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.
Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.
For more information on death benefits, see “Death Benefits” in the prospectus.
IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013
Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:
Fee Tables
The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1
For Endorsement Dates of December 26, 2012 through February 24, 2013:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
For Endorsement Dates of May 1, 2012 through December 25, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%
For Endorsement Dates prior to May 1, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a

1
The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.
2
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.
3
The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.
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guarantee that income can increase during the first 12 years even after starting withdrawals.
For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.
Amounts Received Under IncomeLOCK Plus
You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).
In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.
While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.
The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.
Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).
The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.
For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%
* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.
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IncomeLOCK +8
Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life
For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%
For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.
The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.
Asset Rebalancing Program.
If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the
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investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.
See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.
IncomeLOCK Plus Options
If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.
Calculation of the Value of each Component of the Benefit
The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:
1.
100% of Purchase Payments received in the first contract year; and
2.
Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.
For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.
Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.
If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment and is reduced proportionately for Excess Withdrawals.
If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income
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Credit to be added to your Benefit Base on your third Benefit Anniversary.
See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.
Automatic Termination of IncomeLOCK Plus
In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
The Contract Owner elects to take a loan from the Contract while the benefit is in effect.
2.
The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.
Surrender of Account Value
If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.
Loans
If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
IncomeLOCK
IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.
In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:
Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.
Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.
Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.
Extension Offer
The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the
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future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2012 and July 2, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.90%	1.15%
As a reminder, you also have the option to cancel your IncomeLOCK Living Benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your
IncomeLOCK Living Benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
Fee Table
The IncomeLOCK fee is calculated as a percentage of the Benefit Base.4
Fee Period	Maximum Annual Fee Rate
All years	0.90%[5]
The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.
IncomeLOCK Features
IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:
•	Before 5th Benefit Year anniversary:	5%
•	On or after 5th Benefit Year anniversary:	7%
•	On or after 10th Benefit Year anniversary:	10%
•	On or after 20th Benefit Year anniversary:	10%
•	On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

4
IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.
5
For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%. For IncomeLOCK endorsements with an Endorsement Date from May 1, 2012, to July 2, 2012, the maximum annual fee is 0.90%.
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Investment Restrictions
As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information about IncomeLOCK
If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.
IncomeLOCK Components
The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.
The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.
Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension	MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years	5%
On or after 5th Benefit Anniversary	7%	14.28 Years	7%
On or after 10th Benefit Anniversary	10%	10 Years	7%
On or after 20th Benefit Anniversary	10%	10 Years	10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday.	5%	Life of the Contract Owner[6]	5%
Calculation of the value of each component of the Benefit
First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered

6
Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.
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Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.
On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.
Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.
Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.
Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.
Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.
An Advisory Program is not available with the IncomeLOCK Living Benefit. If you sign up for an Advisory Program, the IncomeLOCK Living Benefit will be terminated.
Cancellation of IncomeLOCK
IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.
Automatic Termination of IncomeLOCK
The feature automatically terminates upon the occurrence of one of the following:
1.
The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or
2.
Full or partial annuitization of the Contract; or
3.
Full surrender of the Contract; or
4.
A death benefit is paid; or
5.
You elect to take a loan from the Contract; or
6.
Your spousal Beneficiary elects to continue the Contract without IncomeLOCK; or
7.
You elect to participate in an Advisory Program.
Lifetime withdrawals will not be available in the event of:
1.
An ownership change which results in a change of the older Contract Owner;7 or
2.
Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or
3.
Death of the Contract Owner; or
4.
A withdrawal in excess of the 5% MAWA.8
Surrender of Account Value
The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.
The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the

7
If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.
8
However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.
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minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:
1.
No withdrawals in addition to the RMD are taken in that same year;
2.
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
3.
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70½ (or age 72, if applicable), or retire, if applicable; and
4.
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.
Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.
The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.
If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.
Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit
Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.
The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.
Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.
Benefit Base: Withdrawals reduce the Benefit Base as follows:
1.
All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;
2.
Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:
(a)
is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;
(b)
is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.
Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:
1.
If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.
2.
If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.
Minimum Withdrawal Period (MWP): The MWP is calculated as follows:
1.
If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.
2.
If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel
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that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.
If your Account Value is Reduced to Zero
If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:
(1)
In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,
(2)
If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.
Extending the MAV Evaluation Period
At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.
If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV
Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.
Death Benefits
Spousal Beneficiary
Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.
Non-Spousal Beneficiary
Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the
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first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Loans
If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
Examples
IncomeLOCK +6 Examples
The five examples below demonstrate the operation of the IncomeLOCK +6 features.
Example 1:
Assume you elect IncomeLOCK elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($6,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $106,000 = $5,300). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,300 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $106,000 = $4,240). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,240 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,300
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$125,080	$118,000	$7,080	$6,254
4th	$110,000	$132,160	$118,000	$7,080	$6,608
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$159,000	$150,000	$9,000	$7,950

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $159,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $7,950 (5% of the $159,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $7,950 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $159,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $159,000 = $6,360). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,360 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($7,950), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $7,950), or $4,980. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,950. Your Account Value after this portion of the withdrawal is $101,460 ($109,410 — $7,950), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,980 / $101,460 = 4.91%). The Benefit Base is adjusted to $151,193, or $159,000 x 95.09%. The Income Credit Base is adjusted to $142,635 or $150,000 x
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95.09%. Your new Income Credit is 6% of your new Income Credit Base (6% x $142,635), which equals $8,558. Your new MAWA is your Benefit Base multiplied by your MAWP ($151,193 x 5%), which equals $7,560. Therefore, if you do not take additional excess withdrawals, you may take up to $7,560 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $151,193, then your Protected Income Payment is 4% of the Benefit Base (4%x$151,193=$6,048). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,048 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$103,000	$154,000	$100,000	$6,000	$8,470
10th	$103,000	$160,000	$100,000	$6,000	$8,800
11th	$103,000	$166,000	$100,000	$6,000	$9,130

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($172,000 = $166,000 + $6,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$98,560	$151,000	$100,000	$3,000	$8,305
10th	$91,010	$152,000	$100,000	$1,000	$8,360
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $148,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $8,140 (5.5% of the $148,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,440 (3% of the $148,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,560 ($103,000 — $4,440). Your Net Income Credit Percentage equals 3% (6% — 3%). Therefore, your new Income Credit is 3% of your Income Credit Base (3% x $100,000), which is $3,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,560) or your Income Credit plus your current Benefit Base ($151,000 = $3,000 + $148,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $7,550 (5% of the $151,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $91,010 ($98,560 — $7,550). Your new Income Credit is 1% (6% — 5%) of your Income Credit Base (1% x $100,000), which is $1,000. Your Benefit Base is equal to the greatest of your Account Value ($91,010) or
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your Income Credit plus your current Benefit Base ($152,000 = $1,000 + $151,000).
On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $8,360 (5.5% of the $152,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,360 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $152,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $152,000 = $6,080). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,080 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK +8 Examples
The five examples below demonstrate the operation of the IncomeLOCK +8 features.
Example 1:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000) which equals $8,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($8,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $108,000 = $5,400). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,400 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $108,000 = $4,320). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,320 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,400
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$127,440	$118,000	$9,440	$6,372
4th	$110,000	$136,880	$118,000	$9,440	$6,844
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$162,000	$150,000	$12,000	$8,100

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $162,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $8,100 (5% of the $162,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $8,100 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $162,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $162,000 = $6,480). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,480 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($8,100), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $8,100), or $4,830. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,100. Your Account Value after this portion of the withdrawal is $101,310 ($109,410 — $8,100), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,830 / $101,310 = 4.77%). The Benefit Base is adjusted to $154,277, or $162,000 x 95.23%. The Income Credit Base is adjusted to $142,849 or $150,000 x
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95.23%. Your new Income Credit is 8% of your new Income Credit Base (8% x $142,849), which equals $11,428. Your new MAWA is your Benefit Base multiplied by your MAWP ($154,277 x 5%), which equals $7,714. Therefore, if you do not take additional excess withdrawals, you may take up to $7,714 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $154,277, then your Protected Income Payment is 4% of the Benefit Base (4%x$154,277=$6,171). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,171 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$7,480
7th	$103,000	$156,000	$100,000	$8,000	$7,810
8th	$103,000	$164,000	$100,000	$8,000	$8,140
9th	$103,000	$172,000	$100,000	$8,000	$8,470
10th	$103,000	$180,000	$100,000	$8,000	$8,800
11th	$103,000	$188,000	$100,000	$8,000	$9,130
12th	$103,000	$200,000	$200,000	N/A*	$11,000

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($196,000 = $188,000 + $8,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your
Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$8,140
7th	$103,000	$156,000	$100,000	$8,000	$8,580
8th	$103,000	$164,000	$100,000	$8,000	$9,020
9th	$98,080	$169,000	$100,000	$5,000	$9,295
10th	$89,630	$172,000	$100,000	$3,000	$9,460
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $164,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $9,020 (5.5% of the $164,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,920 (3% of the $164,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,080 ($103,000 — $4,920). Your Net Income Credit Percentage equals 5% (8% — 3%). Therefore, your new Income Credit is 5% of your Income Credit Base (5% x $100,000), which is $5,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,080) or your Income Credit plus your current Benefit Base ($169,000 = $5,000 + $164,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $8,450 (5% of the $169,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $89,630 ($98,080 — $7,8450). Your new Income Credit is 3% (8% — 5%) of your Income Credit Base (3% x $100,000), which is $3,000. Your Benefit Base is equal to the greatest of your Account Value ($89,630) or
B-23

your Income Credit plus your current Benefit Base ($172,000 = $3,000 + $169,000). On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $9,460 (5.5% of the $172,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $9,460 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $172,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $172,000 = $6,880). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,880 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK Examples
The five examples below demonstrate the operation of the IncomeLOCK features.
Example 1:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 1st Benefit Anniversary
•
On your 1st Benefit Anniversary, your Account Value is $105,000
Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner’s 65th birthday and no withdrawal ever exceeds 5% of each year’s Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.
Example 2:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.
Example 3 – The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.
B-24

Example 4 — The impact of withdrawals that are in excess of the maximum annual withdrawal amount:
•
You elect IncomeLOCK and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals $108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals $108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.
B-25

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look
If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the
Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in
Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service Center.
California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look
The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service
Center.
Arkansas
Free Look
The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned.
The Free Look period is 60 days for a replacement.
New York
DCA Program	If the DCA Program is elected in Alaska, the Multi-Year Option is not available.	Alaska
DCA Program	If the DCA Program is elected in Oregon, the minimum required amount is $5,000.	Oregon
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit
For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.
Florida
Surrender Charge
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to
Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
Oregon
Surrender Charge
For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.
Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax
For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified
Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-
Qualified Contracts based on total Purchase Payments when you begin the Payout Period.
South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
C-1

Prospectus	Provision Availability or Variation	Issue State
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

The Statement of Additional Information (SAI) contains additional information about the Contract, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI or submit inquiries by:
•
Mailing: VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105
•
Calling: 1-800-448-2542
•
Visiting: www.aigrs.com/prospectus-and-reports/annuities
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000040580 (For contracts purchased after December 29, 2006)
EDGAR Contract Identifier: C000004706 (For contracts purchased on or before December 29, 2006)
© 2022 American International Group, Inc.
All Rights Reserved.
C-2

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director®
For Series 1.40 to 12.40
May 2, 2022
Prospectus
The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). The Contract is available as an individual retirement annuity (IRA) or as a non-qualified contract. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.
The Contract may be used where you have engaged an Investment Adviser to provide investment advice regarding the periodic allocation of investments within the Contract. We call this an “Advisory Program.” For new investors, the Investment Adviser must be associated with our affiliate VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser. The Investment Adviser will charge a fee for such services, and any fee is in addition to the Contract’s fees and expenses. If you are a current contract owner, you may have engaged an investment adviser through a third-party, who is not affiliated with us. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
If you elect to pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.
This prospectus describes 12 different classes of the Contract. We call these classes “series” in the Contract and in marketing materials. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
The owner of a group Contract (i.e., an employer purchasing the Contract for a retirement plan) or the owner of an individual Contract may cancel a newly purchased Contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. The right of cancellation under this Contract does not apply to Participants in a group plan except in a limited number of states.
Investment in the Contracts is subject to risk that may cause the value of the Contract Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

2

3

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.
Other specific terms we use in this prospectus are:
Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.
Advisory Program — the investment advice service provided by your Investment Adviser. Guided Portfolio AdvantageSM / Guided Portfolio Services® are the financial advice services offered by our affiliate, VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary (VFA). A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan. Alternatively, you may have enrolled in an Advisory Program offered by a third-party investment adviser who is not affiliated with us. There may also be an advisory fee required by that adviser. You should ask your investment adviser about any fees charged for investment advice provided. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.
Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.
Assumed Investment Rate — the rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.
Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.
Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday, from 9:30 a.m. to 4:00 p.m. Eastern time. On U.S. holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.
Code — the Internal Revenue Code of 1986, as amended.
Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.
Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.
Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.
Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.
Investment Adviser — is the investment adviser that you have engaged to provide services as part of an Advisory Program. The investment adviser may have been engaged through a third party. For new investors, we only support Advisory Programs that are offered through our affiliate, VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser and our subsidiary. There are typically advisory fees associated with an Advisory Program. Those fees are separate from the Contract’s fees and charges.
VALIC is not an investment adviser to any Advisory Program and does not provide any advice under an Advisory Program.
Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B – Living Benefits” for information on these Living Benefits.
Market Close — the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.
Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.
Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.
Participant Year — a 12-month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.
Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.
Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also be called the “Annuity Period.”
Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.
Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.
4

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.
Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). It also may be called the “Accumulation Period.”
Purchase Unit — a unit of interest owned by you in your Variable Account Option.
Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.
VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.
Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.
5

Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, 10, and 11. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. No surrender charges would apply to a series 2,
6, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•You may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
6

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.60%	0.61%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.27%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Account Option, plus for the Maximum charge, an amount attributable to the annual variable account option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $817	Highest Annual Cost: $4,985
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

7

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, 10, or
11 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.
•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option.
Under a series 11 Contract, if you transfer amounts from the Fixed Account
Plus option in excess of that annual limit (including withdrawals from the
Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including each Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.aigrs.com.

8

	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Account Options investing in a Public
Fund will not be available to you.
•You may transfer funds between the investment options, subject to certain restrictions.
•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment
Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the Contract’s optional
Living Benefits, which are no longer available for purchase.
•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.
•We may modify the investment restrictions for an optional Living Benefit.
•If you are participating in an Advisory Program and your Investment
Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
•Withdrawals that exceed limits specified by the terms of an optional Living
Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Appendix B – Living Benefits Advisory Program Federal Tax Matters
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters
9

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this
Contract with your financial professional’s firm, which may be an affiliate.
This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an
Advisory Program Fee. We do not set your investment advisory fee. While
VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program,
VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.
In addition, Investment Advisers and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts Advisory Program
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

10

Overview of the Contract

Purpose of the Contract
The Contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the Contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The Contract includes a death benefit that may help financially protect your Beneficiary or Beneficiaries in the event of your death. The optional Living Benefits under the Contract are designed to help you achieve your financial goals and protect against certain financial risks, although the optional Living Benefits are no longer available for purchase.
This Contract may be appropriate for you if you have a long investment time horizon and the Contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Contract’s investment options.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract, and IRAs. Nonqualified Contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan.
If you are enrolled in an Advisory Program and elect to pay your Advisory Program fees from your Contract, the deduction of those fees may reduce the death benefit, optional living benefit and any annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. See “Advisory Program” and “Federal Tax Matters” later in this prospectus.
Phases of the Contract
Like all deferred annuities, the Contract has two phases: (1) a Purchase Period (for savings) and (2) a Payout Period (for income).
Purchase Period. During the Purchase Period, you invest your money under the Contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Account Options. When you invest in a Variable Account Option, you are indirectly investing in the Variable Account Option’s underlying Mutual Fund. The Mutual Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Account Option.

Additional information about each Mutual Fund is provided in an appendix to this prospectus. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.
•
Fixed Account Options. When you invest in a Fixed Account Option (Fixed Account Plus, Short-Term Fixed Account, or a Multi-Year Enhanced Option), your principal is guaranteed and earns interest based on a rate set and guaranteed by us. However, if you make an early withdrawal or transfer from a Multi-Year Enhanced Option, the withdrawal or transfer may be subject to a market value adjustment that may reduce the value of your investment.
The amount of money you accumulate during the Purchase Period depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Purchase Period, subject to certain restrictions. Your accumulated assets impact the value of your benefits during the Purchase Period, including the death benefit and any optional Living Benefit, as well as the amount available for withdrawal.
Payout Period. When you are ready to receive guaranteed income under the Contract, you can switch to the Payout Period, at which time you will start to receive Payout Payments from us. This is also referred to as “annuitizing” the Contract. You generally decide when to annuitize. You can choose from the available payout options, which may provide income for life, for a guaranteed period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or a combination of both. If the Payout Payments are fixed, the dollar amount of each payment will be the same. If the Payout Payments are variable, the dollar amount for the payments will fluctuate.
The death benefit from the Purchase Period does not apply during the Payout Period. Any amount payable upon death during the Payout Period depends on the payout option selected. You cannot take withdrawals of Account Value or surrender the Contract during the Payout Period. If you have an optional Living Benefit at the time of annuitization, you may choose to take Payout Payments in accordance with that Living Benefit. Otherwise, your optional Living Benefit terminates at the beginning of the Payout Period.
11

Contract Features
Contract Series. This prospectus describes 12 different classes of the Contract, which we call series. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
Retirement Plan Terms and Conditions. The Contract is primarily designed to be purchased by an employer for use in a retirement plan, however it is also offered as an IRA or a non-qualified contract. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law, which may limit your ability to take certain actions under the Contract.
Accessing Your Money. You may withdraw money from the Contract at any time during the Purchase Period. If you make a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your benefits under the Contract and may cause an optional Living Benefit to terminate.
Tax Treatment. Money can be transferred between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings and untaxed contributions are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving a Payout Payment, or upon payment of the death benefit. You do not receive any additional tax benefit under the Contract if you participate in the Contract through a tax-qualified plan or you purchase the Contract through an IRA.
Death Benefit. If you die during the Purchase Period, we pay a death benefit to your Beneficiary or Beneficiaries. The Contract has two possible death benefits (interest guaranteed death benefit and standard death benefit), both of which are automatically included in the Contract for no additional fee.
Optional Living Benefits. Each optional Living Benefit is a guaranteed minimum withdrawal benefit that is designed to help you create a guaranteed income stream, provided that withdrawals are taken within the parameters of the applicable feature. The optional Living Benefits under the Contract are no longer available for purchase.
Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your Contract.
•
Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period.
•
No Charge Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges, subject to certain requirements related to the duration and amount of the automatic withdrawals.
•
Loans. Tax-free loans may be taken under tax-qualified Contracts (other than IRAs), providing additional access to your money in the Fixed Account Options (excluding Multi-Year Enhanced Options). You will incur interest on an outstanding loan. Loans are subject to restrictions, including a $1,000 minimum loan amount. You may not be able to take a loan under your Contract.
•
Guided Portfolio AdvantageSM / Guided Portfolio Services®. GPA/GPS is an advisory service offered by VALIC Financial Advisors, Inc. to help manage your Account Value. VALIC Financial Advisors, Inc. is a registered investment adviser and our affiliate. A separate investment advisory fee and agreement is required for this service, if available under an employer’s retirement plan.
•
Affiliate Guarantee. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options.
•
Dollar Cost Averaging (DCA) Program. The DCA program is a systematic transfer of a specified percentage from the DCA Fixed Account to one or more eligible investment options over a specified period of time. Automatic transfers do not count towards the number of free transfers per contract year. DCA may not be available in employer sponsored plans.
12

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, 10, and 11	5.00%(1)
Series 2, 6, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Funds’ fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below.
Annual Contract Expenses
Annual Variable Account Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None

Annual Fees	Current	Maximum
Base Contract Expenses (3), (4) (as a percentage of average daily net asset value allocated to the Variable Account Option)	0.60%	0.61%

Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base) (5)	Initial Annual Fee Rate	Maximum Annual Fee Rate (6)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

13

IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate (7)
	1.15%
Loan Interest Charges	Current	Maximum
Non-ERISA Contracts	4.00%	6.00%
ERISA Contracts	2.75%	6.00%
Annual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable platform expenses if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (8)	Maximum (9)
	0.20%	1.27%
Footnotes to the Fee Tables
(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only.”)
(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).
(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” in the prospectus. The Base Contract Expenses do not reflect any applicable platform expenses that may apply. To help you understand the cost of investing in certain Variable Account Options, platform expenses are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If platform expenses were included in this table, current charges for certain (but not all) Variable Account Options would be as high as 0.85%. For additional information, see “Fees and Charges – Separate Account Charges.”
(4) The Base Contract Expenses for Variable Account Options that invest in the VALIC Company I Aggressive Growth Lifestyle, Moderate Growth Lifestyle, and Conservative Growth Lifestyle Funds (the “VALIC Lifestyle Funds”) have been temporarily reduced to 0.45% following a reorganization of affiliated Funds that occurred on May 24, 2021. VALIC will end this voluntary reduction on or about April 30, 2023 and at such time Variable Account Options investing in the VALIC Lifestyle Funds will be subject to the base contract expense of 0.60%.
(5) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.”
(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
(7) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
(8) The Funds with the lowest total annual fund operating expenses are the Goldman Sachs VIT Government Money Market Fund and the Vanguard Long-Term Treasury.
(9) The Fund with the highest total annual fund operating expenses is the American Beacon Bridgeway Large Cap Growth Fund.
14

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
The first set of examples assumes the most expensive combination of annual Contract expenses, annual Fund expenses, and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,486	$19,460	$29,438	$49,887
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,472	$19,421	$29,375	$49,775
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,971	$14,917	$24,869	$49,775
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,985	$14,958	$24,934	$49,887
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,971	$14,917	$24,869	$49,775
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,971	$14,917	$24,869	$49,775
15

The second set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,554	$10,863	$15,191	$22,088
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,540	$10,821	$15,120	$21,953
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,899	$5,881	$10,120	$21,953
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,914	$5,925	$10,191	$22,088
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,899	$5,881	$10,120	$21,953
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,899	$5,881	$10,120	$21,953
The third set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,520	$7,601	$9,523	$10,082
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,506	$7,557	$9,450	$9,939
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939
16

(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$832	$2,601	$4,523	$10,082
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939
17

Principal Risks of Investing in the Contract

Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
Variable Account Option Risk. Amounts that you invest in the Variable Account Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Account Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Account Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Account Option. You are responsible for selecting Variable Account Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
18

Public Fund Availability Risk. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and you will be required to pay a fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
General Information

About the Contracts
The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents
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may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.
The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.
The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”
If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.
All material state variations are described in Appendix C.
About the Series
This prospectus describes 12 different classes, which we call series, of the Contract. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. The following table reflects the group plans and markets through which the series are offered.
Series	Group Plans / Markets
Series 1	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Plans; Individual Retirement Accounts (IRAs)
Series 2	Higher Education Plans
Series 3(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series 4(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series	Group Plans / Markets
Series 5	Healthcare Plans; Higher Education Plans; K-12 Plans
Series 6	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Section 457 Defined Contribution Plans; Section 501(c)(3) Organization Plans
Series 7	Government Section 457 Defined Contribution Plans
Series 8(2)	Government Section 457 Defined Contribution Plans
Series 9	Non-Qualified
Series 10(2)	Government Section 457 Defined Contribution Plans
Series 11	Higher Education Plans
Series 12	Government Section 457 Defined Contribution Plans
(1) Not available for new sales. New participants are allowed under existing Contracts.
(2) Not available for new sales. No new participants are allowed under existing Contracts.
About VALIC
We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.
VALIC is an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. On October 26, 2020, AIG announced that it was pursuing a separation of its Life and Retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of the separation of AIG’s Life and Retirement business, VALIC will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG.
AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
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More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.
American Home Assurance Company
The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.
Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company, and an indirect wholly-owned subsidiary of American International Group, Inc. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.
American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office and home office address is 1271 Avenue of the Americas, FL37, New York, NY, 10020-1304. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.
About VALIC Separate Account A
When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC
Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.
VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).
VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts.
We are obligated to pay all amounts promised to investors under the Contracts. The commitments under the Contracts are the sole obligation of VALIC. All amounts paid from our general account, including our obligations under any Fixed Account Option and any death benefits, Payout Payments, or Living Benefit guarantees in excess of your amounts in the Separate Account are subject to the Company’s financial strength and claims-paying ability.
Units of Interest
Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.
Distribution of the Contracts
The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer
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registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.
VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.
VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.
VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).
For more information about how your financial professional may be compensated, please contact your financial professional.
In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from
Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.
VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.
VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.
These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.
VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in, and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training, or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.
Administration of the Contracts
VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions, or service requests.
Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a),
401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.
This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account
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Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.
Fixed Account Options
Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Dollar Cost Averaging Fixed Accounts
You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.
The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:
DCA Fixed Account Minimum Purchase Payment
6-Month = $25,000 *
12-Month = $25,000 *
•
You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.
•
Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*
The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus
This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract.
Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments.

Short-Term Fixed Account
This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period
(three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA
Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice,
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though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.
Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.
DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.
The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:
Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558
You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•
Fixed Accounts are not available as target accounts for the DCA Program.
•
Transfers occur on a monthly periodic schedule.
•
Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will
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transfer the remaining money according to the current allocation instructions on file.
We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.
Impact of Advisory Program Fees
Please note that if you are enrolled in an Advisory Program, either through our affiliate or through a third-party Investment Adviser, advisory fees deducted from Account Value will also result in a reduction of your fixed account value.
Variable Account Options
The Contracts enable you to participate in Divisions that represent the Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B.
Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in Appendix A as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to
Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See “Appendix A – Funds Available Under The Contract.”
Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling 1-800-448-2542, or visiting https://www.aigrs.com/prospectus-and-reports/annuities.
Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.
Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.
Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well-balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.
Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value.
Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end
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upon death, upon surrender, or when you complete the process to begin the Payout Period.
Account Establishment
You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer- sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).
The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:
Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	N/A
Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.
When an initial Purchase Payment is accompanied by an application, we will promptly:
•
Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or
•
Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or
•
Reject the application and return the Purchase Payment.
If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:
Return Purchase Payments. If we do not have your name, address or Social Security Number (“SSN”), we will return the
Purchase Payment to your employer unless this information is immediately provided to us; or
Employer-Directed Account. At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or
Starter Account. If we have your name, address and SSN, but we do not have an agreement with your employer for employer-directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. If we do not receive the necessary information within 105 days, we may return the Purchase Payment to your employer or convert the account to an “unsolicited” account which would be subject to many of the same restrictions as a starter account. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.
When Your Account Will Be Credited
Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).
A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a
26

particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).
If a subsequent Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited on the next Business Day. See the Account Establishment section above for information about initial Purchase Payments.
Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.
Purchase Units
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.
Calculation of Value for Fixed Account Options
The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.
The value of your Fixed Account Option is calculated on a given Business Day as shown below:
Value of Your Fixed Account Options*
=	(equals)
All Purchase Payments made to the Fixed Account Options
+	(plus)
Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus)
All interest earned
–	(minus)
Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*
This value may be subject to a market value adjustment under the Multi-Year Option.
Calculation of Value for Variable Account Options
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in “Appendix A – Funds Available Under the Contract” and the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. The number of Purchase Units you are credited is calculated the day we process your Purchase Payment. Please see the When Your Account Will Be Credited section above.
The Purchase Unit value is determined by multiplying the Purchase Unit value for the preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:
1.
dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.
multiplying it by one minus all applicable daily asset-based charges.
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We determine the number of Purchase Units credited to your contract by dividing the Purchase Payment by the Purchase Unit value for the specific Variable Account Option.
If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Goldman Sachs VIT Government Money Market Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Goldman Sachs VIT Government Money Market Fund, will lose value.
Stopping Purchase Payments
You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.
If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Impact of Deduction of Advisory Program Fee on Purchase Payments
If you are enrolled in an Advisory Program, either through our affiliate or through a third-party investment adviser, and the Advisory Program Fee is deducted from your Contract value, the deduction of such fee will result in reduction of Purchase Units by the amount of the fee.
Advisory Program

The Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force.
Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf.
For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.
Advisory Agreement and Fees
When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement.
Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of the investment advisory contract, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory
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Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits. Please see Impact of Advisory Fees in the Death Benefits, Living Benefits and Payout Period sections.
If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract.
If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee.
Please see Federal Tax Matters section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.
Reallocations & Transfer Instructions
While the Advisory Program is in place, you are prohibited from making transfers among investment options in the Contract.
During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to the transfer restrictions in the section below entitled “Transfer Between Investment Options.”
Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the investment options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions.
Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the section below entitled “Transfers Between Investment Options.”
Termination of the Advisory Program
You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force.
In order for you to transfer Account Value among investment options, you must first terminate the Advisory Program.
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Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. If you are enrolled in an Advisory Program either through VFA or a third-party, in order for you to transfer Account Value among investment options, you must first terminate the Advisory Program. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.
During the Purchase Period — Policy Against Market Timing and Frequent Transfers
VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.
Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.
This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:
•
Plan-level or employer-initiated transactions;
•
Purchase transactions involving transfers of assets or rollovers;
•
Retirement plan contributions, loans, and distributions (including hardship withdrawals);
•
Roth IRA conversions or IRA recharacterizations;
•
Systematic purchases or redemptions; or
•
Trades of less than $5,000.
Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.
As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.
We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:
Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time
If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.
Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)
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Fixed Account Option	Value	Frequency	Other Restrictions
Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)
DCA Fixed Account 6-month & DCA Fixed Account 12- month(5):	100%	At any time
Transfers can be made from a DCA Fixed Account Option at any time.
Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)
Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)
VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)
The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)
The minimum transfer amount may be changed from time to time by the Company.
(5)
The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.
Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.
Communicating Transfer or Reallocation Instructions
Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.
When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.
Effective Date of Transfer
The effective date of a transfer will be:
•
The date of receipt, if received in our Home Office before Market Close; otherwise,
•
The next date values are calculated.

Transfers During the Payout Period
During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:
Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A
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Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:
•
Account Maintenance Charge
•
Surrender Charge
•
Premium Tax Charge
•
Separate Account Charges (referred to as “Base Contract Expenses” under “Fee Tables”)
•
Market Value Adjustment
•
Fund Expenses
•
Advisory Program Fees
•
Living Benefit Fees
•
Other Charges
•
Fixed Account Plus Excess Transfer Charge
These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section.
Account Maintenance Charge (Series 1 and 9 Contracts Only)
Under a series 1 or 9 Contract, during the Purchase Period, an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.
The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.
Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only)
Under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract, when you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. Surrender charges reimburse us for the cost of Contract sales, expenses associated with issuing your Contract, and other acquisition expenses.
If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.
Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.
Amount of Surrender Charge
A surrender charge will be the lesser of:
•
Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or
•
Five percent (5%) of the amount withdrawn.
10% Free Withdrawal
In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.
These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59½. See “Federal Tax Matters” for more information.
Exceptions to Surrender Charge
No surrender charge will be applied:
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If no Purchase Payments have been received during the 60 months prior to the date of surrender;
•
If your account has been in effect for 15 years or longer;
•
If your account has been in effect for 5 years or longer, and you have attained age 59½;
•
To “No Charge Systematic Withdrawals”;
•
Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;
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•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
•
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.
Fixed Account Plus Excess Transfer Charge (Series 11 Contracts Only)
Transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation.
Exceptions to Fixed Account Plus Excess Transfer Charge
This charge will not be applied:
•
Under any series other than series 11 Contracts;
•
To transfers from the Fixed Account Option within the 20% per Participant Year limitation;
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
Premium Tax Charge
Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.
Separate Account Charges
The Separate Account Charge (also referred to as a Base Contract Expense) is 0.60%. If you are invested in series 1 or 9, the maximum Base Contract Expense in the Fee Tables reflects the inclusion of the annual maintenance charge and accordingly will reflect a higher number. This Separate Account Charge is guaranteed and cannot be increased by the Company. For a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value, see “Purchase Unit Value” in the SAI.
The Separate Account Charges compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.
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The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below. The Separate Account Charges are guaranteed and may not be increased for the life of your Contract.
Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges
We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:
•
The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.
•
The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.
•
Other factors of which we are not presently aware that could reduce administrative costs.
We review the following additional factors to determine whether we can reduce or waive account maintenance charges:
•
The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
•
The administrative tasks performed by your employer for your retirement program.
The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.
We review the following additional factors to determine whether we can reduce surrender charges:
•
The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.
•
The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.
•
The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
We review the following additional factors to determine whether we can reduce the Separate Account charges:
•
The frequency of Purchase Payments for your retirement program.
•
The size of your retirement program.
•
The amount of your retirement program’s periodic Purchase Payment.
•
The method of remitting periodic Purchase Payments.
In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.
Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.
Payments from Mutual Funds/Platform Expenses
Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.
We may also receive what is referred to as “12b-1 fees” and non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.
From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid.
If we do not have an arrangement to receive payments from certain Mutual Funds, we may charge a Platform Expense related to those Division(s), in order to help us manage our costs in light of the fact that the Mutual Fund is not paying us or is paying us too little. The platform expenses are reflected in “Appendix A – Funds Available Under the Contract” to help you understand the cost of investing in certain Variable Account Options.
Market Value Adjustment (“MVA”)
Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band
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in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.
Fund Expenses
Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.
Living Benefit Fees
If you elected an optional Living Benefit, information about the additional fees to which you are subject can be found under “Fee Tables” and “Appendix B – Living Benefits.”
Advisory Program Fees
If you enrolled in an Advisory Program, your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of the Advisory Program Fee pursuant to authorizations that you have provided to your Investment Adviser. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Deduction of the Advisory Program Fee may reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Please see Impact of Advisory Program Fees in the Death Benefits, Living Benefits, Payout Period and Federal Tax Matters sections. Please consult your tax professional regarding the impact of deducting advisory fees from Account Value before making any election to do so. See “Advisory Program” for more details.
Other Charges
We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.
Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.
Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.
Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase
Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is
35

allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.
Fixed Payout
Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:
•
Type and duration of payout option chosen;
•
Your age or your age and the age of your survivor (1);
•
Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);
•
The portion of your Account Value being applied; and
•
The payout rate being applied and the frequency of the payments.

(1)
This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.
Assumed Investment Rate
An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.
Variable Payout
With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AlR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.
In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.
Combination Fixed and Variable Payout
With a combination fixed and variable payout, you may choose:
•
From your existing Variable Account Options (payments will vary); with a
•
Fixed payout (payment is fixed and guaranteed).
Partial Annuitization
A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.
Payout Date
The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.
The following additional rules also apply when determining the payout date:
•
The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.
•
The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.
36

•
Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.
•
In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59½ even if you are still working for the employer sponsoring the plan.
•
Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.
•
All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.
•
The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.
For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.
Payout Options
You may specify the manner in which your Payout Payments are made. You may select one of the following options:
1.
Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.
2.
Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period or take a lump-sum distribution.
3.
Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.
4.
Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.
5.
Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.
Payout Information
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59½, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”
Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.
Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that
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each payment is at least $25, subject to any limitations under the Contract or plan.
For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.
Impact of Advisory Program Fees on Payout Payments
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee will reduce the annuitization benefit. The examples below assess the impact of the deduction of Advisory Program Fees on the Contract’s value upon annuitization, assuming an initial $100 deposit.
1.
If, at the payout date, the Contract value has increased to $120 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $119. Your Payout Payments will be based on a Contract value of $119.
2.
If, at the payout date, the Contract value has decreased to $90 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $89. Your Payout Payments will be based on a Contract value of $89.
Surrender of Account Value

When Surrenders Are Allowed
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:
•
allowed under federal and state law; and
•
allowed under your employer’s plan.
For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.
For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59½.
Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.
VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.
Surrender Process
If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.
We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.
We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.
Amount That May Be Surrendered
The amount that may be surrendered during the Purchase Period can be determined as follows:
Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)
Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.
There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in
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a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).
Surrender Restrictions
Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59½, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.
Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70½, retirement or other termination of employment or death.
Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:
•
death benefits; and
•
certain small amounts approved by the State of Florida.
Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.
Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.
Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.
Partial Surrenders
You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.
The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:
The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office
The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.
Systematic Withdrawals
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:
•
Payments to be made to you; and
•
Payment over a stated period of time, but not less than five years; and
•
Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).
We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
Distributions Required by Federal Tax Law
There will be no surrender charge on RMD’s if the withdrawal:
•
Is made payable to you; and
•
Does not exceed the amount required under federal tax
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law as determined by the values in your Portfolio Director Contract and VALIC.
You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.
Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
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Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Account Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Account Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count will toward the number of free transfers
per contract year
•Minimum Purchase Payment amounts apply
•Only available in PD 1 (in an individual IRA/NQDA)
•Not available in all states

Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +6
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 6%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is reduced in any benefit year in which
withdrawals are taken, and not available in any benefit year in which cumulative withdrawals are greater than 6% of the
Benefit Base
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

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Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +8
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 8%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is not available in any benefit year in which a withdrawal is taken
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

IncomeLOCK
A guaranteed minimum
withdrawal benefit
designed to help you
create a guaranteed
income stream for a
specified period of time
or as long as you and
your spouse live, plus
the opportunity to
increase income by
locking in the highest
anniversary value
0.95%* (as a percentage of the Benefit Base)
•Ineligible for highest anniversary value evaluation period
extension if any previous extension opportunity was not
elected or age requirements are not satisfied
•Maximum charge may increase if evaluation period is
extended
•Excess withdrawals may significantly reduce or terminate
the benefit
•Withdrawal percentage depends on timing of the first
withdrawal
•Eligible for lifetime withdrawals only if the first withdrawal is taken on or after the benefit anniversary following the
Covered Person’s (or younger Covered Person’s) 65th
birthday
•Investment restrictions may limit available investment
options
•Ineligible Purchase Payments will not increase the Benefit
Base
•May be cancelled by you on the 5th or 10th benefit
anniversary or any benefit anniversary thereafter
•Taking a loan under the Contract may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

* If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 0.95%, and your maximum annual fee rate may increase beyond 0.95% if you elect a future extension of the evaluation period. See “Appendix B – Living Benefits.”
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Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.
The Process
VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.
Beneficiary Information
The Beneficiary may receive death benefits:
•
In a lump sum;
•
In the form of an annuity under any of the Payout Options;
•
In partial payments over the Beneficiary’s life expectancy (where permitted); or
•
In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.
Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.
Special Information for Nonqualified Contracts
It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the
Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”
During the Purchase Period
Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.
As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Death Benefit Before Age of 70
The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.
The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.
Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
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Step 2: Determine your Variable Account Option Value by taking the greater of:
Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit
For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.
This value may be adjusted if the total amount of any death benefit exceeds the Account Value.
Death Benefit On or After Age 70
The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.
The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option
Adjusted Purchase Payment Amount
The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.
If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.
The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.
During the Payout Period
If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.
•
If the life only option or joint and survivor life option was chosen, there will be no death benefit.
•
If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
1.
Receive the present value of any remaining payments in a lump sum; or
2.
Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or
3.
Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal
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tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.
Impact of the Deduction of Advisory Program Fees on Death Benefit
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals.
1.
If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119.
2.
If, at the end of the year, the Contract value decreases to
$90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you.
3.
If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Additional Information About Loans

The Contract offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (IRAs), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans.
Interest Charged for a Loan
For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For
Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter.
The Effects of a Loan on Account Value, Payout Payments and the Death Benefit
A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
Other Contract Features

Changes That May Not Be Made
The following terms in the Contracts may not be changed once your account has been established:
•
The Contract Owner (except for an individual nonqualified Contract);
•
The Participant; and
•
The Annuitant.
Change of Beneficiary
The Beneficiary (if not irrevocable) may usually be changed at any time.
Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.
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If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate , except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.
If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.
Contingent Owner
The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.
Cancellation — The “Free Look” Period
The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.
We Reserve Certain Rights
We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.
We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.
We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.
Relationship to Employer's Plan
If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.
Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.
Who May Give Voting Instructions
During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below.
Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.
Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.
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Determination of Fund Shares Attributable to Your Account
During the Purchase Period
The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.
During the Payout Period or after a Death Benefit Has Been Paid
The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.
How Fund Shares Are Voted
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.
In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.
Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.
Types of Plans
Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:
•
Section 403(b) annuities for employees of public schools and section 501(c)(3)
tax-exempt organizations;
•
Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);
•
Section 408(b) traditional IRAs;
•
Section 408A Roth IRAs;
•
Section 457 deferred compensation plans of governmental and tax-exempt employers;
•
Section 408(k) SEPs and SARSEPs; and
•
Section 408(p) SIMPLE retirement accounts.
Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”
Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.
In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and
48

is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.
Tax Consequences in General
Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.
Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.
Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.
Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.
Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.
The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.
In addition, distributions from certain contracts may be subject to a 3.8% tax on net investment income on investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as
49

part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts. Additionally, on February 23, 2022, the IRS and Treasury Department released proposed regulations under Code section 401(a)(9). The proposed regulations include proposed updates for the RMD changes made by the SECURE Act. These proposed regulations include a 90-day comment period from the date of publication in the Federal Register, and an anticipated hearing to discuss the proposal.
In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.
VALIC obtained such a Private Letter Ruling. However, VALIC only administers the terms of the Private Letter Ruling for the GPS and GPA Advisory Programs, which are offered through VFA, our affiliate. Accordingly, the description below only applies to such programs. This means if you participate in a third-party Advisory Program and VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. Under the terms of VALIC’s Private letter Ruling obtained in September 2020, the Advisory Agreement with the Investment Adviser must provide that the Investment Adviser will help you select investment options for the Contract. Advisory Program Fees for such services must not exceed an annual rate of 1.50% of the Contract’s cash value for the period to which the Advisory Program Fees relate. The Contract owner is solely liable for the fees. The Advisory Program Fees may not constitute compensation to the Adviser for servicers related to any assets other than the Contract. The Advisory Program Fees are an expense of the Contract and not a distribution to you as the owner. Any payment of advisory fees inconsistent which such requirements may be treated as withdrawals for tax purposes by the Company and/or by the IRS. Notwithstanding tax treatment of Advisory Program Fees by the Company, federal and/or state taxing authorities could determine that such fees should be treated as taxable withdrawals. In such circumstances any expenses prior to your attainment of age 59½ could result in a 10% early withdrawal penalty tax in addition to income tax.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:
•
Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•
Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 ½); and
•
Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan.
Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.
Important Information Regarding 403(b) Regulations
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
50

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.
Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 25, 2022, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are included in the SAI. Instructions for obtaining the SAI can be found on the back cover of this prospectus. We encourage both existing and prospective contract owners to read and understand the financial statements.
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Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.aigrs.com/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as platform expenses. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,6] Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	1.13%	None	1.13%	21.48%	20.17%	17.85%
	Blue Chip Growth Fund[2,6] Adviser: VALIC Sub-Adviser: T. Rowe Price	0.76%	None	0.76%	16.38%	23.04%	19.11%
	Capital Appreciation Fund[2,6] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers	0.60%	None	0.60%	25.98%	20.96%	17.16%
	Dividend Value Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, ClearBridge Investments, LLC	0.69%	None	0.69%	21.92%	10.22%	11.67%
	Growth Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, SunAmerica	0.64%	None	0.64%	20.96%	23.42%	17.84%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: MFS	0.75%	None	0.75%	26.06%	22.84%	17.21%
	Nasdaq-100® Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.51%	None	0.51%	26.93%	27.90%	22.50%
	Stock Index Fund[2,6] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	28.35%	18.09%	16.16%
	Systematic Core Fund[2,6] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.68%	None	0.68%	26.25%	18.31%	16.02%
	Systematic Value Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.57%	None	0.57%	30.93%	10.49%	11.96%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	27.09%	17.27%	16.16%
	Vanguard Windsor II Fund[3] Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC	0.34%	0.25%	0.59%	28.97%	15.25%	14.23%
A-1

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] Adviser: Ariel Investments, LLC	1.12%	None	1.12%	25.86%	10.76%	12.76%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus, Allianz	0.78%	None	0.78%	16.86%	21.05%	15.81%
	Mid Cap Value Fund[2,6] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. (d/b/a Boston Partners), Wellington Management	0.80%	None	0.80%	27.67%	10.87%	12.65%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.35%	None	0.35%	24.32%	12.70%	13.85%
Domestic Small- Cap Equity	Ariel Fund[3] Adviser: Ariel Investments, LLC	1.00%	None	1.00%	30.36%	12.33%	14.37%
	Small Cap Growth Fund[2,6] Adviser: VALIC Sub-Advisers: JPMIM, T. Rowe Price	0.88%	None	0.88%	-4.98%	23.04%	17.43%
	Small Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.42%	None	0.42%	14.44%	11.68%	12.99%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring	0.89%	None	0.89%	29.51%	10.18%	13.14%
	Small Cap Value Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.77%	None	0.77%	32.77%	7.97%	11.43%
Global Equity (International and Domestic)	Global Strategy Fund[2,6] Adviser: VALIC Sub-Adviser: Franklin Advisers, Inc. Sub-subadviser: Brandywine Global Investment Management LLC	0.66%	None	0.66%	8.58%	5.19%	6.45%
	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.65%	None	0.65%	12.45%	11.52%	11.61%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.88%	None	0.88%	1.20%	9.88%	5.24%
	International Equities Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	11.03%	9.18%	7.43%
	International Growth Fund[2,6] Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc. Sub-subadviser: Morgan Stanley Investment Management Co.	0.83%	None	0.83%	14.21%	18.96%	12.44%
	International Opportunities Fund[2,6] Adviser: VALIC Sub-Advisers: MFS, Delaware Investment Fund Advisers	0.95%	None	0.95%	6.57%	12.48%	10.53%
	International Value Fund[2,6] Adviser: VALIC Sub-Adviser: Allspring	0.74%	None	0.74%	7.04%	4.69%	5.64%
A-2

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Invesco, Goldman Sachs Sub-subadviser: Invesco Asset Management Limited, an affiliate of Invesco	0.86%	None	0.86%	22.62%	8.92%	9.18%
	Invesco Balanced-Risk Commodity Strategy Fund[3,6] Adviser: Invesco	1.15%	None	1.15%	19.29%	4.45%	-1.34%
	Science & Technology Fund[2] Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz, Wellington Management	0.97%	None	0.97%	12.01%	27.81%	21.86%
A-3

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.73%	None	0.73%	16.02%	11.47%	10.52%
	Asset Allocation Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	16.74%	9.16%	8.65%
	Conservative Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	7.70%	7.59%	6.76%
	Dynamic Allocation Fund[2] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	10.19%	10.51%	8.07
	Moderate Growth Lifestyle Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	13.83%	10.28%	9.24%
	T. Rowe Price Retirement 2015 Fund[3] Adviser: T. Rowe Price	0.76%	None	0.76%	9.32%	9.22%	8.51%
	T. Rowe Price Retirement 2020 Fund[3] Adviser: T. Rowe Price	0.78%	None	0.78%	10.20%	10.16%	9.42%
	T. Rowe Price Retirement 2025 Fund[3] Adviser: T. Rowe Price	0.80%	None	0.80%	11.62%	11.23%	10.35%
	T. Rowe Price Retirement 2030 Fund[3] Adviser: T. Rowe Price	0.83%	None	0.83%	13.26%	12.25%	11.19%
	T. Rowe Price Retirement 2035 Fund[3] Adviser: T. Rowe Price	0.84%	None	0.84%	14.80%	13.12%	11.85%
	T. Rowe Price Retirement 2040 Fund[3] Adviser: T. Rowe Price	0.85%	None	0.85%	16.06%	13.86%	12.35%
	T. Rowe Price Retirement 2045 Fund[3] Adviser: T. Rowe Price	0.87%	None	0.87%	16.94%	14.26%	12.55%
	T. Rowe Price Retirement 2050 Fund[3] Adviser: T. Rowe Price	0.88%	None	0.88%	17.06%	14.29%	12.56%
	T. Rowe Price Retirement 2055 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.04%	14.25%	12.54%
	T. Rowe Price Retirement 2060 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.07%	14.25%	10.31%
	Vanguard LifeStrategy Conservative Growth Fund[3,4]	0.12%	0.25%	0.37%	6.05%	8.05%	7.09%
	Vanguard LifeStrategy Growth Fund[3,4]	0.14%	0.25%	0.39%	14.35%	12.53%	11.12%
	Vanguard LifeStrategy Moderate Growth Fund[3,4]	0.13%	0.25%	0.38%	10.08%	10.30%	9.12%
	Vanguard Wellington Fund[3] Adviser: Wellington Management	0.24%	0.25%	0.49%	19.01%	12.31%	11.37%
A-4

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.53%	None	0.53%	-0.76%	4.07%	3.43%
	Goldman Sachs VIT Government Money Market Fund[5,6] Adviser: Goldman Sachs	0.18%	None	0.18%	0.01%	1.01%	0.65%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	-2.32%	2.62%	1.98%
	High Yield Bond Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	4.29%	5.97%	5.99%
	Inflation Protected Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	5.09%	4.96%	2.87%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.65%	None	0.65%	-5.86%	3.40%	2.11%
	Vanguard Long-Term Investment-Grade Fund[3] Advisers: Wellington Management, Vanguard	0.22%	None	0.22%	-2.38%	7.38%	6.46%
	Vanguard Long-Term Treasury Fund[3] Adviser: Vanguard	0.20%	None	0.20%	-4.73%	6.50%	4.41%
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allianz – Allianz Global Investors U.S., LLC
•
Allspring – Allspring Global Investments, LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
Invesco – Invesco Advisers, Inc.
•
Janus – Janus Capital Management LLC
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Vanguard – The Vanguard Group, Inc.
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans ("Public Funds") will not be available within your Contract.
4 The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.
5 On or about April 29, 2022, after Market Close, VALIC substituted shares of the VALIC Company I Government Money Market I Fund with shares of the Goldman Sachs VIT Government Money Market Fund Institutional Shares.
A-5

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
7 A Platform Expense may only be increased to the extent that the Base Contract Expense plus the Platform Expense does not exceed 0.85%.
Investment Restrictions For Optional Living Benefits
If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions.
For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

IncomeLOCK +6 and IncomeLOCK +8
If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
A-6

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
A-7

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.
If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus:
○
If you elected your benefit before May 1, 2012, this percentage is 15%.
○
If you elected your benefit after May 1, 2012, this percentage is 20%.
A-8

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
**If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
IncomeLOCK
If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
A-9

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.
A-10

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms	B-1
IncomeLOCK Plus	B-2
Fee Table	B-2
IncomeLOCK Plus Fee Formula	B-2
IncomeLOCK Plus Features	B-3
IncomeLOCK Plus Options	B-4
Withdrawals under the Living Benefits	B-8
Death Benefits under IncomeLOCK Plus	B-9

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013	B-10
Fee Tables	B-10
IncomeLOCK Plus Features	B-10
IncomeLOCK Plus Options	B-13
Surrender of Account Value	B-14
Loans	B-14

IncomeLOCK	B-14
Extension Offer	B-14
Fee Table	B-15
IncomeLOCK Features	B-15
Surrender of Account Value	B-17
Death Benefits	B-19
Loans	B-20
Examples	B-20
Living Benefit Defined Terms
Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.
Benefit Anniversary — the first day of each Benefit Year.
Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.
Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.
Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.
Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.
Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.
Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.
Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.
Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.
Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.
Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.
Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.
Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).
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Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.
Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.
Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.
IncomeLOCK Plus
The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Fee Table
The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.
The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLOCK Plus Fee Formula” below.
We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.
IncomeLOCK Plus Fee Formula
The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.
If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.
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You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Amounts Received Under IncomeLOCK Plus — Summary
If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.
You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short- Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.
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Asset Rebalancing Program
We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.
You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information Applicable to IncomeLOCK Plus
If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.
Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.
IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
IncomeLOCK Plus Options
You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater
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than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Age Requirements and Covered Persons
To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.
If you elect one Covered Person:
	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80
If you elect two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)
The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
Covered Persons can be any of the following:
If you elect one Covered Person:
•
The Contract Owner
•
The annuitant (for Contracts not naturally-owned)
If you elect two Covered Persons:
•
The Contract Owner and the 100% spousal primary beneficiary
•
The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)
•
Spousal joint annuitants (for Contracts not naturally-owned)
Ownership changes can affect IncomeLOCK Plus as follows:
If you elect one Covered Person:
An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:
1.
Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and
2.
Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.
If you elect two Covered Persons:
Ownership changes that do not eliminate the second Covered Person’s guarantee include:
1.
Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and
2.
Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).
Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:
1.
Removal or replacement of the original spousal beneficiary; and
2.
Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.
Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.
Amounts Received under the Benefit
The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to
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zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%
* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.
Calculation of the Value of each Component of the Benefit
The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the
Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.
Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.
Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Fifth, we determine the Income Credit.
The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.
Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn
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each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.
Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.
Increase of the Benefit Base and Income Credit Base
On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.
On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.
Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.
In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.
If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
Impact of Deduction of Advisory Program Fee on Living Benefits
If you purchased your Contract and added IncomeLOCK+6 between July 1, 2012 and December 26, 2012, you had the ability to also participate in an Advisory Program. If you did not purchase a Living Benefit between these time frames, enrolling in an Advisory Program terminated your Living Benefit and the information below does not apply to you.
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the Living Benefit. The examples below assess the impact of the payment of an Advisory Program Fee from the Contract value upon the IncomeLOCK +6 Living Benefit, assuming an initial $100 deposit and no additional payments and no withdrawals.
(1)
If, by the end of the year, the Contract Value increases to $120 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $119. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year is $106. Since the Contract value of $119 is greater than the Benefit Base of $106, the Living Benefit will be increased up to the Contract value of $119 instead of $120.
(2)
If, by the end of the year, the Contract value decreases to $90 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $89. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year $106 which will be used because it is higher than the Contract value.
Please note, if you are participating in a third-party Advisory Program and have the Advisory Program Fee deducted from your Contract, the deduction of the fees will be deemed a withdrawal and could negatively impact your Benefit Base if the advisory fees and the income amount taken under the Living Benefit exceed the Maximum Annual Withdrawal Amount.
An Advisory Program is not available for Contracts with the IncomeLOCK +8 Living Benefit.
Cancellation of IncomeLOCK Plus
IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.
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Automatic Termination of IncomeLOCK Plus
The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.
2.
A death benefit is paid, and the Contract is terminated.
3.
Full surrender or termination of the Contract.
4.
Full or partial annuitization of the Contract.
5.
Upon the death of the single Covered Person (for single life benefit).
6.
Upon the death of the second (surviving) Covered Person (for joint lives benefit).
7.
Any change of ownership except as noted above.
Withdrawals under the Living Benefits
The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.
The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:
(1)
No withdrawals in addition to the RMD are taken in that same year;
(2)
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
(3)
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 ½ (or age 72, if applicable), or retire, if applicable; and
(4)
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.
If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.
Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.
You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.
Withdrawal under IncomeLOCK Plus
The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.
Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.
The impact of withdrawals on specific factors is further explained below:
Benefit Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.
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Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.
If your Account Value is Reduced to Zero
All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.
When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:
1.
The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.
Any payment option mutually agreeable between you and us.
Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).
Latest Annuity Date
If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.
If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:
1.
Annuitize the Account Value under the Contract’s annuity provisions; or
2.
Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.
Any payment option mutually agreeable between you and us.
If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).
Death Benefits under IncomeLOCK Plus
If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:
1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
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1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract with IncomeLOCK Plus and its corresponding fee.
The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.
Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.
For more information on death benefits, see “Death Benefits” in the prospectus.
IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013
Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:
Fee Tables
The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1
For Endorsement Dates of December 26, 2012 through February 24, 2013:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
For Endorsement Dates of May 1, 2012 through December 25, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%
For Endorsement Dates prior to May 1, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a

1
The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.
2
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.
3
The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.
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guarantee that income can increase during the first 12 years even after starting withdrawals.
For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.
Amounts Received Under IncomeLOCK Plus
You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).
In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.
While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.
The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.
Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).
The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.
For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%
* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.
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IncomeLOCK +8
Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life
For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%
For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.
The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.
Asset Rebalancing Program.
If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the
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investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.
See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.
IncomeLOCK Plus Options
If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.
Calculation of the Value of each Component of the Benefit
The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:
1.
100% of Purchase Payments received in the first contract year; and
2.
Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.
For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.
Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.
If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment and is reduced proportionately for Excess Withdrawals.
If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income
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Credit to be added to your Benefit Base on your third Benefit Anniversary.
See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.
Automatic Termination of IncomeLOCK Plus
In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
The Contract Owner elects to take a loan from the Contract while the benefit is in effect.
2.
The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.
Surrender of Account Value
If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.
Loans
If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
IncomeLOCK
IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.
In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:
Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.
Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.
Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.
Extension Offer
The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the
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future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2012 and July 2, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.90%	1.15%
As a reminder, you also have the option to cancel your IncomeLOCK Living Benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your
IncomeLOCK Living Benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
Fee Table
The IncomeLOCK fee is calculated as a percentage of the Benefit Base.4
Fee Period	Maximum Annual Fee Rate
All years	0.90%[5]
The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.
IncomeLOCK Features
IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:
•	Before 5th Benefit Year anniversary:	5%
•	On or after 5th Benefit Year anniversary:	7%
•	On or after 10th Benefit Year anniversary:	10%
•	On or after 20th Benefit Year anniversary:	10%
•	On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

4
IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.
5
For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%. For IncomeLOCK endorsements with an Endorsement Date from May 1, 2012, to July 2, 2012, the maximum annual fee is 0.90%.
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Investment Restrictions
As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information about IncomeLOCK
If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.
IncomeLOCK Components
The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.
The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.
Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension	MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years	5%
On or after 5th Benefit Anniversary	7%	14.28 Years	7%
On or after 10th Benefit Anniversary	10%	10 Years	7%
On or after 20th Benefit Anniversary	10%	10 Years	10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday.	5%	Life of the Contract Owner[6]	5%
Calculation of the value of each component of the Benefit
First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered

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Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.
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Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.
On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.
Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.
Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.
Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.
Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.
An Advisory Program is not available with the IncomeLOCK Living Benefit. If you sign up for an Advisory Program, the IncomeLOCK Living Benefit will be terminated.
Cancellation of IncomeLOCK
IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.
Automatic Termination of IncomeLOCK
The feature automatically terminates upon the occurrence of one of the following:
1.
The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or
2.
Full or partial annuitization of the Contract; or
3.
Full surrender of the Contract; or
4.
A death benefit is paid; or
5.
You elect to take a loan from the Contract; or
6.
Your spousal Beneficiary elects to continue the Contract without IncomeLOCK; or
7.
You elect to participate in an Advisory Program.
Lifetime withdrawals will not be available in the event of:
1.
An ownership change which results in a change of the older Contract Owner;7 or
2.
Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or
3.
Death of the Contract Owner; or
4.
A withdrawal in excess of the 5% MAWA.8
Surrender of Account Value
The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.
The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the

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If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.
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However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.
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minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:
1.
No withdrawals in addition to the RMD are taken in that same year;
2.
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
3.
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70½ (or age 72, if applicable), or retire, if applicable; and
4.
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.
Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.
The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.
If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.
Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit
Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.
The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.
Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.
Benefit Base: Withdrawals reduce the Benefit Base as follows:
1.
All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;
2.
Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:
(a)
is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;
(b)
is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.
Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:
1.
If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.
2.
If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.
Minimum Withdrawal Period (MWP): The MWP is calculated as follows:
1.
If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.
2.
If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel
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that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.
If your Account Value is Reduced to Zero
If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:
(1)
In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,
(2)
If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.
Extending the MAV Evaluation Period
At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.
If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV
Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.
Death Benefits
Spousal Beneficiary
Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.
Non-Spousal Beneficiary
Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the
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first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Loans
If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
Examples
IncomeLOCK +6 Examples
The five examples below demonstrate the operation of the IncomeLOCK +6 features.
Example 1:
Assume you elect IncomeLOCK elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($6,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $106,000 = $5,300). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,300 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $106,000 = $4,240). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,240 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,300
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$125,080	$118,000	$7,080	$6,254
4th	$110,000	$132,160	$118,000	$7,080	$6,608
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$159,000	$150,000	$9,000	$7,950

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $159,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $7,950 (5% of the $159,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $7,950 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $159,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $159,000 = $6,360). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,360 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($7,950), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $7,950), or $4,980. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,950. Your Account Value after this portion of the withdrawal is $101,460 ($109,410 — $7,950), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,980 / $101,460 = 4.91%). The Benefit Base is adjusted to $151,193, or $159,000 x 95.09%. The Income Credit Base is adjusted to $142,635 or $150,000 x
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95.09%. Your new Income Credit is 6% of your new Income Credit Base (6% x $142,635), which equals $8,558. Your new MAWA is your Benefit Base multiplied by your MAWP ($151,193 x 5%), which equals $7,560. Therefore, if you do not take additional excess withdrawals, you may take up to $7,560 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $151,193, then your Protected Income Payment is 4% of the Benefit Base (4%x$151,193=$6,048). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,048 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$103,000	$154,000	$100,000	$6,000	$8,470
10th	$103,000	$160,000	$100,000	$6,000	$8,800
11th	$103,000	$166,000	$100,000	$6,000	$9,130

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($172,000 = $166,000 + $6,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$98,560	$151,000	$100,000	$3,000	$8,305
10th	$91,010	$152,000	$100,000	$1,000	$8,360
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $148,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $8,140 (5.5% of the $148,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,440 (3% of the $148,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,560 ($103,000 — $4,440). Your Net Income Credit Percentage equals 3% (6% — 3%). Therefore, your new Income Credit is 3% of your Income Credit Base (3% x $100,000), which is $3,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,560) or your Income Credit plus your current Benefit Base ($151,000 = $3,000 + $148,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $7,550 (5% of the $151,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $91,010 ($98,560 — $7,550). Your new Income Credit is 1% (6% — 5%) of your Income Credit Base (1% x $100,000), which is $1,000. Your Benefit Base is equal to the greatest of your Account Value ($91,010) or
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your Income Credit plus your current Benefit Base ($152,000 = $1,000 + $151,000).
On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $8,360 (5.5% of the $152,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,360 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $152,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $152,000 = $6,080). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,080 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK +8 Examples
The five examples below demonstrate the operation of the IncomeLOCK +8 features.
Example 1:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000) which equals $8,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($8,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $108,000 = $5,400). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,400 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $108,000 = $4,320). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,320 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,400
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$127,440	$118,000	$9,440	$6,372
4th	$110,000	$136,880	$118,000	$9,440	$6,844
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$162,000	$150,000	$12,000	$8,100

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $162,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $8,100 (5% of the $162,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $8,100 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $162,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $162,000 = $6,480). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,480 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($8,100), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $8,100), or $4,830. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,100. Your Account Value after this portion of the withdrawal is $101,310 ($109,410 — $8,100), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,830 / $101,310 = 4.77%). The Benefit Base is adjusted to $154,277, or $162,000 x 95.23%. The Income Credit Base is adjusted to $142,849 or $150,000 x
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95.23%. Your new Income Credit is 8% of your new Income Credit Base (8% x $142,849), which equals $11,428. Your new MAWA is your Benefit Base multiplied by your MAWP ($154,277 x 5%), which equals $7,714. Therefore, if you do not take additional excess withdrawals, you may take up to $7,714 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $154,277, then your Protected Income Payment is 4% of the Benefit Base (4%x$154,277=$6,171). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,171 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$7,480
7th	$103,000	$156,000	$100,000	$8,000	$7,810
8th	$103,000	$164,000	$100,000	$8,000	$8,140
9th	$103,000	$172,000	$100,000	$8,000	$8,470
10th	$103,000	$180,000	$100,000	$8,000	$8,800
11th	$103,000	$188,000	$100,000	$8,000	$9,130
12th	$103,000	$200,000	$200,000	N/A*	$11,000

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($196,000 = $188,000 + $8,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your
Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$8,140
7th	$103,000	$156,000	$100,000	$8,000	$8,580
8th	$103,000	$164,000	$100,000	$8,000	$9,020
9th	$98,080	$169,000	$100,000	$5,000	$9,295
10th	$89,630	$172,000	$100,000	$3,000	$9,460
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $164,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $9,020 (5.5% of the $164,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,920 (3% of the $164,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,080 ($103,000 — $4,920). Your Net Income Credit Percentage equals 5% (8% — 3%). Therefore, your new Income Credit is 5% of your Income Credit Base (5% x $100,000), which is $5,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,080) or your Income Credit plus your current Benefit Base ($169,000 = $5,000 + $164,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $8,450 (5% of the $169,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $89,630 ($98,080 — $7,8450). Your new Income Credit is 3% (8% — 5%) of your Income Credit Base (3% x $100,000), which is $3,000. Your Benefit Base is equal to the greatest of your Account Value ($89,630) or
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your Income Credit plus your current Benefit Base ($172,000 = $3,000 + $169,000). On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $9,460 (5.5% of the $172,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $9,460 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $172,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $172,000 = $6,880). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,880 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK Examples
The five examples below demonstrate the operation of the IncomeLOCK features.
Example 1:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 1st Benefit Anniversary
•
On your 1st Benefit Anniversary, your Account Value is $105,000
Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner’s 65th birthday and no withdrawal ever exceeds 5% of each year’s Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.
Example 2:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.
Example 3 – The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.
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Example 4 — The impact of withdrawals that are in excess of the maximum annual withdrawal amount:
•
You elect IncomeLOCK and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals $108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals $108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.
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Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look
If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the
Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in
Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service Center.
California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look
The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service
Center.
Arkansas
Free Look
The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned.
The Free Look period is 60 days for a replacement.
New York
DCA Program	If the DCA Program is elected in Alaska, the Multi-Year Option is not available.	Alaska
DCA Program	If the DCA Program is elected in Oregon, the minimum required amount is $5,000.	Oregon
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit
For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.
Florida
Surrender Charge
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to
Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
Oregon
Surrender Charge
For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.
Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax
For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified
Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-
Qualified Contracts based on total Purchase Payments when you begin the Payout Period.
South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
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Prospectus	Provision Availability or Variation	Issue State
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

The Statement of Additional Information (SAI) contains additional information about the Contract, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI or submit inquiries by:
•
Mailing: VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105
•
Calling: 1-800-448-2542
•
Visiting: www.aigrs.com/prospectus-and-reports/annuities
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000040580 (For contracts purchased after December 29, 2006)
EDGAR Contract Identifier: C000004706 (For contracts purchased on or before December 29, 2006)
© 2022 American International Group, Inc.
All Rights Reserved.
C-2

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director®
For Series 1.60 to 12.60
May 2, 2022
Prospectus
The Variable Annuity Life Insurance Company (“VALIC”) offers certain series of Portfolio Director comprising group and individual fixed and variable deferred annuity contracts for Participants who receive certificates in certain employer-sponsored qualified retirement plans (the “Contracts”). The Contract is available as an individual retirement annuity (IRA) or as a non-qualified contract. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.
The Contract may be used where you have engaged an Investment Adviser to provide investment advice regarding the periodic allocation of investments within the Contract. We call this an “Advisory Program.” For new investors, the Investment Adviser must be associated with our affiliate VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser. The Investment Adviser will charge a fee for such services, and any fee is in addition to the Contract’s fees and expenses. If you are a current contract owner, you may have engaged an investment adviser through a third-party, who is not affiliated with us. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
If you elect to pay any investment adviser fee from the Contract, any deduction may reduce the death benefit, living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.
This prospectus describes 12 different classes of the Contract. We call these classes “series” in the Contract and in marketing materials. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
The owner of a group Contract (i.e., an employer purchasing the Contract for a retirement plan) or the owner of an individual Contract may cancel a newly purchased Contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. The right of cancellation under this Contract does not apply to Participants in a group plan except in a limited number of states.
Investment in the Contracts is subject to risk that may cause the value of the Contract Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

2

3

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant, or the individual purchasing an individual Contract.
Other specific terms we use in this prospectus are:
Account Value — the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.
Advisory Program — the investment advice service provided by your Investment Adviser. Guided Portfolio AdvantageSM / Guided Portfolio Services® are the financial advice services offered by our affiliate, VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary (VFA). A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan. Alternatively, you may have enrolled in an Advisory Program offered by a third-party investment adviser who is not affiliated with us. There may also be an advisory fee required by that adviser. You should ask your investment adviser about any fees charged for investment advice provided. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.
Annuity Service Center — VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105.
Assumed Investment Rate — the rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.
Beneficiary — the individual designated to receive Payout Payments upon the death of the Annuitant.
Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday, from 9:30 a.m. to 4:00 p.m. Eastern time. On U.S. holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.
Code — the Internal Revenue Code of 1986, as amended.
Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.
Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.
Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.
Home Office — located at 2929 Allen Parkway, Houston, Texas 77019.
Investment Adviser — is the investment adviser that you have engaged to provide services as part of an Advisory Program. The investment adviser may have been engaged through a third party. For new investors, we only support Advisory Programs that are offered through our affiliate, VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser and our subsidiary. There are typically advisory fees associated with an Advisory Program. Those fees are separate from the Contract’s fees and charges.
VALIC is not an investment adviser to any Advisory Program and does not provide any advice under an Advisory Program.
Living Benefit — an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account Value has been reduced to zero. IncomeLOCK® +6, IncomeLOCK® +8 (together, “IncomeLOCK Plus”) and IncomeLOCK® are no longer available for purchase. See “Appendix B – Living Benefits” for information on these Living Benefits.
Market Close — the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.
Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.
Participant — the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.
Participant Year — a 12-month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.
Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.
Payout Period — the time when you begin to withdraw your money in Payout Payments. This may also be called the “Annuity Period.”
Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.
Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.
4

Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.
Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). It also may be called the “Accumulation Period.”
Purchase Unit — a unit of interest owned by you in your Variable Account Option.
Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.
VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.
Variable Account Option — investment options that correspond to Separate Account Divisions available under the Contracts.
5

Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, 10, and 11. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. No surrender charges would apply to a series 2,
6, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•You may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
6

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.40%	0.41%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.27%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Account Option, plus for the Maximum charge, an amount attributable to the annual variable account option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $613	Highest Annual Cost: $4,790
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

7

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, 10, or
11 Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.
•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option.
Under a series 11 Contract, if you transfer amounts from the Fixed Account
Plus option in excess of that annual limit (including withdrawals from the
Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including each Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.aigrs.com.

8

	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Account Options investing in a Public
Fund will not be available to you.
•You may transfer funds between the investment options, subject to certain restrictions.
•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment
Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the Contract’s optional
Living Benefits, which are no longer available for purchase.
•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.
•We may modify the investment restrictions for an optional Living Benefit.
•If you are participating in an Advisory Program and your Investment
Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
•Withdrawals that exceed limits specified by the terms of an optional Living
Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Appendix B – Living Benefits Advisory Program Federal Tax Matters
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters
9

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this
Contract with your financial professional’s firm, which may be an affiliate.
This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an
Advisory Program Fee. We do not set your investment advisory fee. While
VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program,
VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.
In addition, Investment Advisers and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts Advisory Program
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

10

Overview of the Contract

Purpose of the Contract
The Contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the Contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The Contract includes a death benefit that may help financially protect your Beneficiary or Beneficiaries in the event of your death. The optional Living Benefits under the Contract are designed to help you achieve your financial goals and protect against certain financial risks, although the optional Living Benefits are no longer available for purchase.
This Contract may be appropriate for you if you have a long investment time horizon and the Contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Contract’s investment options.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract, and IRAs. Nonqualified Contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan.
If you are enrolled in an Advisory Program and elect to pay your Advisory Program fees from your Contract, the deduction of those fees may reduce the death benefit, optional living benefit and any annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. See “Advisory Program” and “Federal Tax Matters” later in this prospectus.
Phases of the Contract
Like all deferred annuities, the Contract has two phases: (1) a Purchase Period (for savings) and (2) a Payout Period (for income).
Purchase Period. During the Purchase Period, you invest your money under the Contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Account Options. When you invest in a Variable Account Option, you are indirectly investing in the Variable Account Option’s underlying Mutual Fund. The Mutual Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Account Option.

Additional information about each Mutual Fund is provided in an appendix to this prospectus. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.
•
Fixed Account Options. When you invest in a Fixed Account Option (Fixed Account Plus, Short-Term Fixed Account, or a Multi-Year Enhanced Option), your principal is guaranteed and earns interest based on a rate set and guaranteed by us. However, if you make an early withdrawal or transfer from a Multi-Year Enhanced Option, the withdrawal or transfer may be subject to a market value adjustment that may reduce the value of your investment.
The amount of money you accumulate during the Purchase Period depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Purchase Period, subject to certain restrictions. Your accumulated assets impact the value of your benefits during the Purchase Period, including the death benefit and any optional Living Benefit, as well as the amount available for withdrawal.
Payout Period. When you are ready to receive guaranteed income under the Contract, you can switch to the Payout Period, at which time you will start to receive Payout Payments from us. This is also referred to as “annuitizing” the Contract. You generally decide when to annuitize. You can choose from the available payout options, which may provide income for life, for a guaranteed period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or a combination of both. If the Payout Payments are fixed, the dollar amount of each payment will be the same. If the Payout Payments are variable, the dollar amount for the payments will fluctuate.
The death benefit from the Purchase Period does not apply during the Payout Period. Any amount payable upon death during the Payout Period depends on the payout option selected. You cannot take withdrawals of Account Value or surrender the Contract during the Payout Period. If you have an optional Living Benefit at the time of annuitization, you may choose to take Payout Payments in accordance with that Living Benefit. Otherwise, your optional Living Benefit terminates at the beginning of the Payout Period.
11

Contract Features
Contract Series. This prospectus describes 12 different classes of the Contract, which we call series. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
Retirement Plan Terms and Conditions. The Contract is primarily designed to be purchased by an employer for use in a retirement plan, however it is also offered as an IRA or a non-qualified contract. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law, which may limit your ability to take certain actions under the Contract.
Accessing Your Money. You may withdraw money from the Contract at any time during the Purchase Period. If you make a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your benefits under the Contract and may cause an optional Living Benefit to terminate.
Tax Treatment. Money can be transferred between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings and untaxed contributions are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving a Payout Payment, or upon payment of the death benefit. You do not receive any additional tax benefit under the Contract if you participate in the Contract through a tax-qualified plan or you purchase the Contract through an IRA.
Death Benefit. If you die during the Purchase Period, we pay a death benefit to your Beneficiary or Beneficiaries. The Contract has two possible death benefits (interest guaranteed death benefit and standard death benefit), both of which are automatically included in the Contract for no additional fee.
Optional Living Benefits. Each optional Living Benefit is a guaranteed minimum withdrawal benefit that is designed to help you create a guaranteed income stream, provided that withdrawals are taken within the parameters of the applicable feature. The optional Living Benefits under the Contract are no longer available for purchase.
Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your Contract.
•
Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period.
•
No Charge Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges, subject to certain requirements related to the duration and amount of the automatic withdrawals.
•
Loans. Tax-free loans may be taken under tax-qualified Contracts (other than IRAs), providing additional access to your money in the Fixed Account Options (excluding Multi-Year Enhanced Options). You will incur interest on an outstanding loan. Loans are subject to restrictions, including a $1,000 minimum loan amount. You may not be able to take a loan under your Contract.
•
Guided Portfolio AdvantageSM / Guided Portfolio Services®. GPA/GPS is an advisory service offered by VALIC Financial Advisors, Inc. to help manage your Account Value. VALIC Financial Advisors, Inc. is a registered investment adviser and our affiliate. A separate investment advisory fee and agreement is required for this service, if available under an employer’s retirement plan.
•
Affiliate Guarantee. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options.
•
Dollar Cost Averaging (DCA) Program. The DCA program is a systematic transfer of a specified percentage from the DCA Fixed Account to one or more eligible investment options over a specified period of time. Automatic transfers do not count towards the number of free transfers per contract year. DCA may not be available in employer sponsored plans.
12

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Surrender Charge
Series 1, 3, 4, 5, 7, 8, 9, 10, and 11	5.00%(1)
Series 2, 6, and 12	None
Maximum Loan Application Fee (per loan)	$75
Fixed Account Plus Excess Transfer Charge
Series 11	5.00%(2)
Other Series	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Funds’ fees and expenses. If you have chosen to purchase an optional benefit, you pay additional charges, as shown below.
Annual Contract Expenses
Annual Variable Account Option Maintenance Charge
Series 1 and 9	$15
Series 2, 3, 4, 5, 6, 7, 8, 10, 11, and 12	None

Annual Fees	Current	Maximum
Base Contract Expenses (3), (4) (as a percentage of average daily net asset value allocated to the Variable Account Option)	0.40%	0.41%

Optional Benefit Expenses
IncomeLOCK Plus Fee (IncomeLOCK +6 or IncomeLOCK +8) (as a percentage of the Benefit Base) (5)	Initial Annual Fee Rate	Maximum Annual Fee Rate (6)
For Contracts Purchased on or after February 25, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased December 26, 2012 through February 24, 2013
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%
For Contracts Purchased May 1, 2012 through December 25, 2012
For One Covered Person	1.30%	2.60%
For Two Covered Persons	1.55%	3.10%
For Contracts Purchased Prior to May 1, 2012
For One Covered Person	1.10%	2.20%
For Two Covered Persons	1.35%	2.70%

13

IncomeLOCK Fee (as a percentage of the Benefit Base)	Maximum Annual Fee Rate (7)
	1.15%
Loan Interest Charges	Current	Maximum
Non-ERISA Contracts	4.00%	6.00%
ERISA Contracts	2.75%	6.00%
Annual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. These amounts also include applicable platform expenses if you choose to invest in certain Funds. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (8)	Maximum (9)
	0.20%	1.27%
Footnotes to the Fee Tables
(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” and “Exceptions to Surrender Charge” under “Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only.”)
(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation. See “Fees and Charges – Fixed Account Plus Transfer Charge (Series 11 Contracts Only).
(3) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges” in the prospectus. The Base Contract Expenses do not reflect any applicable platform expenses that may apply. To help you understand the cost of investing in certain Variable Account Options, platform expenses are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Funds Available Under the Contract.” If platform expenses were included in this table, current charges for certain (but not all) Variable Account Options would be as high as 0.65%. For additional information, see “Fees and Charges – Separate Account Charges.”
(4) The Base Contract Expenses for Variable Account Options that invest in the VALIC Company I Aggressive Growth Lifestyle, Moderate Growth Lifestyle, and Conservative Growth Lifestyle Funds (the “VALIC Lifestyle Funds”) have been temporarily reduced to 0.25% following a reorganization of affiliated Funds that occurred on May 24, 2021. VALIC will end this voluntary reduction on or about April 30, 2023 and at such time Variable Account Options investing in the VALIC Lifestyle Funds will be subject to the base contract expense of 0.40%.
(5) The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated, see “Appendix B – Living Benefits.”
(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your fee rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the VIX. If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the VIX used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. For the formula to calculate the fee, see “Appendix B – Living Benefits.”
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	0.60%	+/-0.25%
Two Covered Persons	0.60%	+/-0.25%
* The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
(7) If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 1.15%. See “Appendix B – Living Benefits.”
(8) The Funds with the lowest total annual fund operating expenses are the Goldman Sachs VIT Government Money Market Fund and the Vanguard Long-Term Treasury.
(9) The Fund with the highest total annual fund operating expenses is the American Beacon Bridgeway Large Cap Growth Fund.
14

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, or the effect of any advisory fees paid to your Investment Adviser from the Contract or other assets. If these fees and charges were reflected, the costs would be higher. Your actual costs may be higher or lower than the examples below.
The first set of examples assumes the most expensive combination of annual Contract expenses, annual Fund expenses, and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,300	$18,930	$28,602	$48,367
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,286	$18,891	$28,540	$48,253
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,775	$14,359	$23,988	$48,253
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,790	$14,401	$24,054	$48,367
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,775	$14,359	$23,988	$48,253
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,775	$14,359	$23,988	$48,253
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The second set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,362	$10,280	$14,155	$19,948
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,348	$10,238	$14,084	$19,812
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,698	$5,268	$9,084	$19,812
(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,713	$5,312	$9,155	$19,948
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,698	$5,268	$9,084	$19,812
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,698	$5,268	$9,084	$19,812
The third set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,325	$6,968	$8,428	$7,679
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,311	$6,924	$8,354	$7,534
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$613	$1,924	$3,354	$7,534
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(2) If you annuitize your Contract or you do not surrender your Contract:
Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$628	$1,968	$3,428	$7,679
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$613	$1,924	$3,354	$7,534
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$613	$1,924	$3,354	$7,534
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Principal Risks of Investing in the Contract

Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. Withdrawals may be subject to significant surrender charges if you own a series 1, 3, 4, 5, 7, 8, 9, 10, or 11 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal may reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. An early withdrawal (or transfer) from a Multi-Year Enhanced Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
Variable Account Option Risk. Amounts that you invest in the Variable Account Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Account Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Account Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Account Option. You are responsible for selecting Variable Account Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
Deduction of Advisory Program Fee Risk. If your Investment Adviser’s fees are deducted from the Contract, such deductions may reduce the death benefit, optional living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Selection Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. If you elected an optional Living Benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Dynamic Allocation Fund Risk. The Dynamic Allocation Fund is a Mutual Fund that is generally available under the Contract and is also an investment option under the optional Living Benefits’ investment restrictions. This Fund has an investment strategy that may serve to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with certain guarantees, like living and death benefits. In addition, this Fund may enable us to more efficiently manage our financial risks associated with guarantees, due in part to an asset management formula developed by affiliated insurance companies and utilized by the Fund’s investment advisers, as described in the Fund’s prospectus. This formula may change over time based on proposals from the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the Fund’s investment adviser and the Fund’s board of directors, including a majority of the independent directors.
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Public Fund Availability Risk. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. (Public funds are identified in Appendix A.)
Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and you will be required to pay a fee to us. If you elected an optional living benefit and are permitted to take a loan, taking a loan may automatically terminate the benefit.
Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
General Information

About the Contracts
The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents
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may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.
The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. For Contracts purchased under a retirement plan, the plan may designate the available investment options under the Contract and may be required to provide direction regarding additions or replacements of investment options. Plans subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) may be subject to additional plan and Contract provisions.
The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see “Purchase Period” and “Payout Period.”
If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.
All material state variations are described in Appendix C.
About the Series
This prospectus describes 12 different classes, which we call series, of the Contract. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. The following table reflects the group plans and markets through which the series are offered.
Series	Group Plans / Markets
Series 1	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Plans; Individual Retirement Accounts (IRAs)
Series 2	Higher Education Plans
Series 3(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series 4(1)	Hospital Pension Plans; Section 501(c)(3) Organization Plans
Series	Group Plans / Markets
Series 5	Healthcare Plans; Higher Education Plans; K-12 Plans
Series 6	K-12 Plans; Healthcare Plans; Higher Education Plans; Governmental Section 457 Defined Contribution Plans; Section 501(c)(3) Organization Plans
Series 7	Government Section 457 Defined Contribution Plans
Series 8(2)	Government Section 457 Defined Contribution Plans
Series 9	Non-Qualified
Series 10(2)	Government Section 457 Defined Contribution Plans
Series 11	Higher Education Plans
Series 12	Government Section 457 Defined Contribution Plans
(1) Not available for new sales. New participants are allowed under existing Contracts.
(2) Not available for new sales. No new participants are allowed under existing Contracts.
About VALIC
We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.
VALIC is an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. On October 26, 2020, AIG announced that it was pursuing a separation of its Life and Retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of the separation of AIG’s Life and Retirement business, VALIC will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG.
AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
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More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.
American Home Assurance Company
The information below is applicable to you only if your Contract or Certificate was issued December 29, 2006 or earlier.
Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an affiliate of the Company, and an indirect wholly-owned subsidiary of American International Group, Inc. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.
American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the “Guarantee”) with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office and home office address is 1271 Avenue of the Americas, FL37, New York, NY, 10020-1304. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.
About VALIC Separate Account A
When you direct money to the Contract’s Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC
Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.
VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).
VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts.
We are obligated to pay all amounts promised to investors under the Contracts. The commitments under the Contracts are the sole obligation of VALIC. All amounts paid from our general account, including our obligations under any Fixed Account Option and any death benefits, Payout Payments, or Living Benefit guarantees in excess of your amounts in the Separate Account are subject to the Company’s financial strength and claims-paying ability.
Units of Interest
Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.
Distribution of the Contracts
The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. (“ACS” or “Distributor”). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4997. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority (“FINRA”), unless such broker-dealers are exempt from the broker-dealer
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registration requirements of the Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial professionals.
VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.
VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professionals will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. As well, financial professionals can also receive an Enrollment Payment where the amount of the payment varies based on the number of total enrollments written by the financial professional and on the expected annualized Purchase Payments of the Participant.
VALIC also distributes its products through independent broker-dealers, some of which are appointed by an employer to provide services in a retirement plan. Whether offered in a retirement plan or as an IRA or a non-qualified Contract, VALIC will pay independent broker-dealers for services/sales through the payment of a commission up to 4.00% of each Purchase Payment and an annual trail (a reduced commission paid after the initial purchase).
For more information about how your financial professional may be compensated, please contact your financial professional.
In addition, the Company and the Distributor may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from
Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the “Fees and Charges” section in this prospectus.
VALIC maintains ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.
VALIC also has ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC may sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.
These sponsorships may be considered endorsements of VALIC products, may result in additional annuity sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote VALIC’s products and services.
VALIC and/or its affiliates receive payments from fund sponsors and service providers that voluntarily choose to participate in, and that are designed to defray the costs associated with, VALIC-sponsored or affiliate-sponsored conferences, seminars, training, or other educational events where such funds or other related services are discussed and that are attended by VALIC employees, employees of our affiliates and/or plan sponsors and plan consultants.
Administration of the Contracts
VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions, or service requests.
Fixed and Variable Account Options

The Contracts offer a choice from among several Variable Account Options and five Fixed Account Options. Depending on the selection made by your employer’s plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a),
401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.
This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account
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Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.
Fixed Account Options
Portfolio Director features up to five guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees under the Fixed Account Options are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act.
Dollar Cost Averaging Fixed Accounts
You may invest initial Purchase Payments in the Dollar Cost Averaging (“DCA”) Fixed Accounts, if available. You may also invest a series of Subsequent Purchase Payments received over the first 30 days from the date of the initial Purchase Payment. Transfers and exchanges from any affiliated VALIC product are not permitted. See “Dollar Cost Averaging Program” below for more information.
The minimum Purchase Payment amounts for the DCA Fixed Account Options are as follows:
DCA Fixed Account Minimum Purchase Payment
6-Month = $25,000 *
12-Month = $25,000 *
•
You may not make a transfer from a Variable Account Option or available Fixed Account Option into a DCA Fixed Account Option.
•
Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to an available Fixed or Variable Account Option according to your current allocation instructions on file.

*
The DCA Fixed Account Minimum Purchase Payment for Contracts issued in Oregon is $5,000.

Fixed Account Options	Investment Objective
Fixed Account Plus
This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract.
Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments.

Short-Term Fixed Account
This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option (“Multi-Year Option”)
This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period
(three, five, seven, or ten years) (“MVA Term”). See your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA
Terms may not be available. See your financial professional for information on the MVA Terms that are currently offered.

DCA Fixed Account 6- month & DCA Fixed Account 12-month
Each account is a short-term investment option providing a guaranteed interest rate for money invested in the option but prior to being systematically transferred to the designated Variable Account Options. It is credited with interest rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Purchase Payments allocated to the DCA Fixed Account Option will receive a current rate of interest. Purchase Payments may be credited with a different rate of interest depending on the time period in which it is received by VALIC. This option may not be available in all states or in employer sponsored plans.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your financial professional. VALIC guarantees that all contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice,
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though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.
Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed account options, VALIC will declare annual fixed account crediting rates each Contract year, and this rate will never be lower than the minimum guaranteed rate as referenced in your Contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued.
DCA Interest Rate Crediting. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account Option but will never be less than the minimum guaranteed interest rate specified in your Contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, systematic transfers of the value will be processed from the applicable DCA Fixed Account (“source account”) to any available Variable Account Options (“target account”). For example, if you select the DCA Fixed Account 6-month Option, 1/6 of your Account Value will be transferred the first month, 1/5 of the Account Value the 2nd month, 1/4 of the Account Value the 3rd month, 1/3 of the Account Value the 4th month, 1/2 the Account Value the 5th month and the balance of the option the 6th month. At the end of the selected period, there should be no money left in the DCA Fixed Account Option.
The DCA Program allows you to invest gradually in available Variable Account Options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your risk tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you deposit the minimum of $25,000 into the DCA Fixed Account – 6 month Option. The DCA program will systematically transfer the deposits and interest from the DCA Fixed Account to your designated Variable Account Options. Assume a DCA Fixed Account earns a minimum interest credited rate of 1%, and these amounts are transferred to a single Variable Account Option over the six months, and that this Variable Account Option has the Unit Values shown below. For this example, the DCA Program purchases would have the following values:
Month	Unit Value	Units Purchased
1	$7.50	556
2	$5.00	835
3	$10.00	418
4	$7.50	557
5	$5.00	837
6	$7.50	558
You paid an average price of only $6.67 per Unit over six months, while the average market price actually was $7.08. With Dollar Cost Averaging, you automatically buy more Units when the market price is low and fewer Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•
Fixed Accounts are not available as target accounts for the DCA Program.
•
Transfers occur on a monthly periodic schedule.
•
Transfers resulting from your participation in the DCA Program are not counted towards the number of transfers allowed per contract year.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the applicable DCA Fixed Account, we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will
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transfer the remaining money according to the current allocation instructions on file.
We reserve the right to terminate or modify the DCA Program at any time and for any reason. Any such termination or modification, however, will not affect Contract Owners currently enrolled in a DCA Fixed Account Option.
Impact of Advisory Program Fees
Please note that if you are enrolled in an Advisory Program, either through our affiliate or through a third-party Investment Adviser, advisory fees deducted from Account Value will also result in a reduction of your fixed account value.
Variable Account Options
The Contracts enable you to participate in Divisions that represent the Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elected a Living Benefit, as described in Appendix B.
Several of the Variable Account Options offered through VALIC’s Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in Appendix A as “Public Funds.” If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to
Code requirements concerning investor control. Therefore, the nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans (generally, an unfunded deferred compensation plan maintained by an employer primarily for the purpose of providing deferred compensation for a select group of management or highly-compensated employees) may invest only in VALIC Company I.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See “Appendix A – Funds Available Under The Contract.”
Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling 1-800-448-2542, or visiting https://www.aigrs.com/prospectus-and-reports/annuities.
Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.
Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as potential conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund’s prospectus.
Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well-balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.
Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value.
Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end
25

upon death, upon surrender, or when you complete the process to begin the Payout Period.
Account Establishment
You may establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer- sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts (“individual contracts”).
The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. Minimum initial and subsequent Purchase Payments are as follows:
Contract Type	Initial Payment	Subsequent Payment
Periodic Payment	$30	$30
Single Payment	$1,000	N/A
Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.
When an initial Purchase Payment is accompanied by an application, we will promptly:
•
Accept the application and establish your account within 2 Business Days. We will also apply your Purchase Payment by crediting the amount, effective the date we accept your application, to the Fixed or Variable Account Option(s) selected; or
•
Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, effective the date we accept your application, by crediting the amount to the Fixed or Variable Account Option(s) selected; or
•
Reject the application and return the Purchase Payment.
If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:
Return Purchase Payments. If we do not have your name, address or Social Security Number (“SSN”), we will return the
Purchase Payment to your employer unless this information is immediately provided to us; or
Employer-Directed Account. At the direction of your employer, provided on a form acceptable to VALIC and accompanied by certain necessary information (such as name, address, and SSN), we may establish an account for you. In that case we will deposit your Purchase Payment in an “Employer-Directed” account invested in a Money Market Division, or other investment options chosen by your employer, and provide a Contract or certificate. If you want a financial professional to assist you in allocating these amounts, you will first need to provide certain personal and financial information that may be required by the advisor in order to provide such assistance; or
Starter Account. If we have your name, address and SSN, but we do not have an agreement with your employer for employer-directed accounts, we will deposit your Purchase Payment in a “starter” account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you a follow-up letter requesting the information necessary to complete the application, including your allocation instructions. If we do not receive the necessary information within 105 days, we may return the Purchase Payment to your employer or convert the account to an “unsolicited” account which would be subject to many of the same restrictions as a starter account. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulatory authority.
When Your Account Will Be Credited
Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).
A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a
26

particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).
If a subsequent Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited on the next Business Day. See the Account Establishment section above for information about initial Purchase Payments.
Note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the Business Day all required information is received.
Purchase Units
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.
Calculation of Value for Fixed Account Options
The Fixed Account Plus, Short-Term Fixed Accounts, and DCA Fixed Accounts are part of the Company’s general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the “Fixed and Variable Accounts Options” section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.
The value of your Fixed Account Option is calculated on a given Business Day as shown below:
Value of Your Fixed Account Options*
=	(equals)
All Purchase Payments made to the Fixed Account Options
+	(plus)
Amounts transferred from Variable Account Options to the Fixed Account Options
+	(plus)
All interest earned
–	(minus)
Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

*
This value may be subject to a market value adjustment under the Multi-Year Option.
Calculation of Value for Variable Account Options
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in “Appendix A – Funds Available Under the Contract” and the “Fixed and Variable Account Options” section in this prospectus and in each Mutual Fund’s prospectus. The Purchase Unit value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See “Fees and Charges.” Your account will be credited with the applicable number of Purchase Units, including any dividend or capital gains per share declared on behalf of the underlying Fund as of that day. The number of Purchase Units you are credited is calculated the day we process your Purchase Payment. Please see the When Your Account Will Be Credited section above.
The Purchase Unit value is determined by multiplying the Purchase Unit value for the preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:
1.
dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.
multiplying it by one minus all applicable daily asset-based charges.
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We determine the number of Purchase Units credited to your contract by dividing the Purchase Payment by the Purchase Unit value for the specific Variable Account Option.
If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. Because Purchase Unit values for each Variable Account Option change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Goldman Sachs VIT Government Money Market Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the Separate Account Charges, the Purchase Unit value will decrease. In the case of negative yields, your investment in the Variable Account Option, which invests in the Goldman Sachs VIT Government Money Market Fund, will lose value.
Stopping Purchase Payments
You may stop Purchase Payments at any time. You may resume Purchase Payments thereafter during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.
If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Impact of Deduction of Advisory Program Fee on Purchase Payments
If you are enrolled in an Advisory Program, either through our affiliate or through a third-party investment adviser, and the Advisory Program Fee is deducted from your Contract value, the deduction of such fee will result in reduction of Purchase Units by the amount of the fee.
Advisory Program

The Contract may be used where you have engaged an Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to VALIC. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force.
Your Investment Adviser is not acting on VALIC’s behalf but rather is acting on your behalf. Whether your Investment Adviser is VFA or a third-party, VALIC is not responsible for any investment advice that is provided to you by your Investment Adviser. VALIC does not offer advice about how to allocate your Account Value. VALIC is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf.
For new investors, we no longer honor transfer instructions in connection with Advisory Programs that are offered through third-party Investment Advisers.
Advisory Agreement and Fees
When you enroll in an Advisory Program you will enter into an investment advisory agreement with your Investment Adviser (“Advisory Agreement”). VALIC is not a party to the Advisory Agreement.
Your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in an Advisory Program with VFA, our affiliate, VALIC will be provided with a copy of the investment advisory contract, which provides for authorization by you for VALIC to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory
28

Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits. Please see Impact of Advisory Fees in the Death Benefits, Living Benefits and Payout Period sections.
If your Contract is an IRA or Roth IRA, partial withdrawals to pay the Advisory Program Fee generally can qualify as expenses of the IRA and thus qualify as non-taxable. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. Effective January 1, 2020, however, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore not treated as a taxable distribution beginning with the 2020 tax year. If you are under age 59 ½, withdrawals may be subject to an additional 10% tax. If you participate in a third-party Advisory Program, which means VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. You should consult with your tax advisor for any advice regarding potential tax considerations relating to the payment of the Advisory Program Fee from your Contract.
If VFA is your Investment Adviser, the Advisory Program Fee must be withdrawn from your Contract. If you enroll in a third-party Advisory Program, a fee for that program might be paid either by you directly (from assets outside of the Contract) or from the Contract, depending upon the provisions of that program and the type and frequency of the payment required. You should consult with your Investment Adviser about any questions related to the payment of the fee.
Please see Federal Tax Matters section and consult your tax professional regarding the impact of deducting advisory fees before making any election to do so.
Reallocations & Transfer Instructions
While the Advisory Program is in place, you are prohibited from making transfers among investment options in the Contract.
During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to the transfer restrictions in the section below entitled “Transfer Between Investment Options.”
Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact VALIC immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the investment options available for transfers or allocation of Purchase Payments. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions.
Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the section below entitled “Transfers Between Investment Options.”
Termination of the Advisory Program
You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you want to notify us about the termination of your Advisory Program, please call 1-800-448-2542 to request the termination form. If you terminate the Advisory Program, your Contract will remain in force.
In order for you to transfer Account Value among investment options, you must first terminate the Advisory Program.
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Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. If you are enrolled in an Advisory Program either through VFA or a third-party, in order for you to transfer Account Value among investment options, you must first terminate the Advisory Program. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.aigrs.com.
During the Purchase Period — Policy Against Market Timing and Frequent Transfers
VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.
Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If you sell Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, you will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.
This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:
•
Plan-level or employer-initiated transactions;
•
Purchase transactions involving transfers of assets or rollovers;
•
Retirement plan contributions, loans, and distributions (including hardship withdrawals);
•
Roth IRA conversions or IRA recharacterizations;
•
Systematic purchases or redemptions; or
•
Trades of less than $5,000.
Transfers resulting from your participation in the GPS Portfolio Manager Program or GPA Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.
As described in a Fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.
We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, your account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:
Fixed Account Option	Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 20% per Participant Year	At any time
If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
Payments.(1)

	100%	At any time	If Account Value is less than or equal to $500.
Short-Term Fixed Account:	Up to 100%	At any time	After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)
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Fixed Account Option	Value	Frequency	Other Restrictions
Multi-Year Option(3):	Up to 100%	At any time	Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)
DCA Fixed Account 6-month & DCA Fixed Account 12- month(5):	100%	At any time
Transfers can be made from a DCA Fixed Account Option at any time.
Only money remaining in the Option will earn interest. Transfers from other Options are not allowed into the DCA Fixed Account Options at any time.

(1)
Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer’s retirement plan.
(2)
VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)
The Multi-Year Option may not be available unless it has been selected as an option for your employer’s retirement plan.
(4)
The minimum transfer amount may be changed from time to time by the Company.
(5)
The DCA Fixed Account 6-month & DCA Fixed Account 12-month Options are only available for individual retirement annuities.
Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.
Communicating Transfer or Reallocation Instructions
Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.
When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.
Effective Date of Transfer
The effective date of a transfer will be:
•
The date of receipt, if received in our Home Office before Market Close; otherwise,
•
The next date values are calculated.

Transfers During the Payout Period
During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:
Payout Option	% of Account Value	Frequency
Variable Payout:	Up to 100%	Once every 365 days
Combination Fixed and Variable Payout:	Up to 100% of money in variable option payout	Once every 365 days
Fixed Payout:	Not permitted	N/A
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Fees and Charges

By investing in Portfolio Director, you may be subject to these fees and charges:
•
Account Maintenance Charge
•
Surrender Charge
•
Premium Tax Charge
•
Separate Account Charges (referred to as “Base Contract Expenses” under “Fee Tables”)
•
Market Value Adjustment
•
Fund Expenses
•
Advisory Program Fees
•
Living Benefit Fees
•
Other Charges
•
Fixed Account Plus Excess Transfer Charge
These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.” In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section.
Account Maintenance Charge (Series 1 and 9 Contracts Only)
Under a series 1 or 9 Contract, during the Purchase Period, an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed pro-rata among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.
The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.
Surrender Charge (Series 1, 3, 4, 5, 7, 8, 9, and 10 Contracts Only)
Under a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract, when you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. Surrender charges reimburse us for the cost of Contract sales, expenses associated with issuing your Contract, and other acquisition expenses.
If you request a partial surrender of your Account Value, a surrender charge would apply to any amount that exceeds the 10% free withdrawal allowed for any Participant Year. See below for exceptions to this charge. It is assumed that any new Purchase Payments are withdrawn before older ones; thus, the last dollar in is the first dollar out. See below for exceptions to this procedure. For information about your right to surrender, see “Surrender of Account Value” in this prospectus.
Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see “Exchange Privilege” in the SAI.
Amount of Surrender Charge
A surrender charge will be the lesser of:
•
Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or
•
Five percent (5%) of the amount withdrawn.
10% Free Withdrawal
In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.
These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59½. See “Federal Tax Matters” for more information.
Exceptions to Surrender Charge
No surrender charge will be applied:
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If no Purchase Payments have been received during the 60 months prior to the date of surrender;
•
If your account has been in effect for 15 years or longer;
•
If your account has been in effect for 5 years or longer, and you have attained age 59½;
•
To “No Charge Systematic Withdrawals”;
•
Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;
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•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
•
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lesser of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.
Fixed Account Plus Excess Transfer Charge (Series 11 Contracts Only)
Transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Option to another funding entity are considered “transfers” for purposes of this limitation.
Exceptions to Fixed Account Plus Excess Transfer Charge
This charge will not be applied:
•
Under any series other than series 11 Contracts;
•
To transfers from the Fixed Account Option within the 20% per Participant Year limitation;
•
To money applied to provide a Payout Option;
•
To death benefits;
•
If, after the original Contract issue date, you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor’s verification; or
•
If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.
Premium Tax Charge
Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. See Appendix C for variations of the premium tax charge that may be applicable in your state.
Separate Account Charges
The Separate Account Charge (also referred to as a Base Contract Expense) is 0.40%. If you are invested in series 1 or 9, the maximum Base Contract Expense in the Fee Tables reflects the inclusion of the annual maintenance charge and accordingly will reflect a higher number. This Separate Account Charge is guaranteed and cannot be increased by the Company. For a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value, see “Purchase Unit Value” in the SAI.
The Separate Account Charges compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.
33

The Separate Account Charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below. The Separate Account Charges are guaranteed and may not be increased for the life of your Contract.
Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges
We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:
•
The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.
•
The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.
•
Other factors of which we are not presently aware that could reduce administrative costs.
We review the following additional factors to determine whether we can reduce or waive account maintenance charges:
•
The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.
•
The administrative tasks performed by your employer for your retirement program.
The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.
We review the following additional factors to determine whether we can reduce surrender charges:
•
The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.
•
The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.
•
The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.
We review the following additional factors to determine whether we can reduce the Separate Account charges:
•
The frequency of Purchase Payments for your retirement program.
•
The size of your retirement program.
•
The amount of your retirement program’s periodic Purchase Payment.
•
The method of remitting periodic Purchase Payments.
In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.
Additionally, under certain circumstances, and at VALIC’s sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.
Payments from Mutual Funds/Platform Expenses
Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.
We may also receive what is referred to as “12b-1 fees” and non-12b-1 service fees from certain funds. These fees are designed to help pay for our direct and indirect distribution costs. The 12b-1 fees and non-12b-1 service fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.
From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid.
If we do not have an arrangement to receive payments from certain Mutual Funds, we may charge a Platform Expense related to those Division(s), in order to help us manage our costs in light of the fact that the Mutual Fund is not paying us or is paying us too little. The platform expenses are reflected in “Appendix A – Funds Available Under the Contract” to help you understand the cost of investing in certain Variable Account Options.
Market Value Adjustment (“MVA”)
Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band
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in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner’s death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.
Fund Expenses
Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.
Living Benefit Fees
If you elected an optional Living Benefit, information about the additional fees to which you are subject can be found under “Fee Tables” and “Appendix B – Living Benefits.”
Advisory Program Fees
If you enrolled in an Advisory Program, your Investment Adviser may direct VALIC to withdraw a specified amount from your Account Value for the payment of the Advisory Program Fee pursuant to authorizations that you have provided to your Investment Adviser. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your Plan Sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter.
Deduction of the Advisory Program Fee may reduce certain benefits guaranteed under the Contract, including Contract death benefits, optional living benefits and annuity benefits and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Please see Impact of Advisory Program Fees in the Death Benefits, Living Benefits, Payout Period and Federal Tax Matters sections. Please consult your tax professional regarding the impact of deducting advisory fees from Account Value before making any election to do so. See “Advisory Program” for more details.
Other Charges
We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.
Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.
Plan loans from the Fixed Account Options may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $75 per loan (if permitted under state law) and to limit the number of outstanding loans.
Payout Period

The Payout Period begins when you decide to retire or when you elect to annuitize all or a portion of your Account Value. If your employer’s plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase
Payments were made, or transfer to different ones. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Options upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option a fixed payout option will be applied. Similarly, if your Account Value is
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allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.
Fixed Payout
Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:
•
Type and duration of payout option chosen;
•
Your age or your age and the age of your survivor (1);
•
Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);
•
The portion of your Account Value being applied; and
•
The payout rate being applied and the frequency of the payments.

(1)
This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.
Assumed Investment Rate
An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.
Variable Payout
With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AlR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.
In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.
Combination Fixed and Variable Payout
With a combination fixed and variable payout, you may choose:
•
From your existing Variable Account Options (payments will vary); with a
•
Fixed payout (payment is fixed and guaranteed).
Partial Annuitization
A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.
Payout Date
The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form or through other media approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.
The following additional rules also apply when determining the payout date:
•
The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC’s consent.
•
The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.
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•
Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.
•
In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59½ even if you are still working for the employer sponsoring the plan.
•
Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.
•
All Contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.
•
The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.
For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.
Payout Options
You may specify the manner in which your Payout Payments are made. You may select one of the following options:
1.
Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.
2.
Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your Beneficiary can receive payments for the rest of your guaranteed period or take a lump-sum distribution.
3.
Life with Cash or Unit Refund — payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The additional payment under a fixed annuity, if any, is equal to the fixed annuity value of the Contract Owner’s Account at the time it was valued for the payout date, less the Payout Payments. The additional payment under a variable annuity, if any, is equal to the variable annuity value of the Contract Owner’s Account as of the date we receive Proof of Death, less the Payout Payments.
4.
Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment the first Payout Payment will be made to the second designated person. If both the Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.
5.
Payment for a Designated Period — payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed.
Payout Information
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59½, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”
Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.
Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that
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each payment is at least $25, subject to any limitations under the Contract or plan.
For more information about payout options or enhancements of those payout options available under the Contract, see the SAI.
Impact of Advisory Program Fees on Payout Payments
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee will reduce the annuitization benefit. The examples below assess the impact of the deduction of Advisory Program Fees on the Contract’s value upon annuitization, assuming an initial $100 deposit.
1.
If, at the payout date, the Contract value has increased to $120 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $119. Your Payout Payments will be based on a Contract value of $119.
2.
If, at the payout date, the Contract value has decreased to $90 and you have had $1 deducted for the Advisory Program Fee, the Contract value is reduced to $89. Your Payout Payments will be based on a Contract value of $89.
Surrender of Account Value

When Surrenders Are Allowed
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:
•
allowed under federal and state law; and
•
allowed under your employer’s plan.
For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.
For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59½.
Delay of payment. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act. In addition, we may defer making payments from of the Fixed Account Options for up to six months, or less, if required by law. If payment is deferred, interest will accrue until the payment is made.
VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.
Surrender Process
If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form or information required in other approved media, and submit it to our Home Office or Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.
We may be required to suspend or postpone payments if redemption of an underlying Fund’s shares have been suspended or postponed. See the applicable Fund prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.
We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.
Amount That May Be Surrendered
The amount that may be surrendered during the Purchase Period can be determined as follows:
Allowed Surrender Value	= (equals)	Your Account Value(1) - (minus) Any Applicable Surrender Charge

(1)
Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.
There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us. The surrender value in
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a Fixed Account Option will never be less than the Purchase Payments allocated to the Fixed Account Option (less amounts transferred to a Variable Account Option or withdrawn from the Fixed Account Option).
Surrender Restrictions
Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59½, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.
Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70½, retirement or other termination of employment or death.
Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:
•
death benefits; and
•
certain small amounts approved by the State of Florida.
Under the Louisiana Optional Retirement Plan, retirement benefits must be paid in the form of a lifetime income option.
Single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA, except for death benefits.
Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.
Partial Surrenders
You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. You may specify an amount to be taken from each Fund or the amount will be distributed pro-rata against all Funds. If you do not specify, the distribution will be taken pro-rata against the Variable Account and Fixed Account Options.
The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:
The amount surrendered from the Variable Account Option + (plus) Any surrender charge	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office
The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter. If your Account Value falls below a certain dollar amount and you do not make a Purchase Payment over a certain period of time, as specified in your Contract, we may close your account and pay the Account Value to you.
Systematic Withdrawals
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:
•
Payments to be made to you; and
•
Payment over a stated period of time, but not less than five years; and
•
Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).
We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
Distributions Required by Federal Tax Law
There will be no surrender charge on RMD’s if the withdrawal:
•
Is made payable to you; and
•
Does not exceed the amount required under federal tax
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law as determined by the values in your Portfolio Director Contract and VALIC.
You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the investment options in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the “No Charge” systematic withdrawal method. See “Federal Tax Matters” for more information about required distribution rules.
Exchange Privilege

From time to time, we may offer to exchange certain fixed or variable contracts into Portfolio Director. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
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Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Interest Guaranteed Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments plus interest	No Charge
•Payable only during the Purchase Period
•Payable only if death occurs before age 70
•May not be available in all states
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals, including withdrawals to pay your advisory
fees, may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge
•Withdrawals may be subject to surrender charges
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	No Charge
•Withdrawals must be made to you over a period of not less
than five years, and the annual amount withdrawn may not
exceed 20% of Account Value at time of election
•Market value adjustments may apply to amounts withdrawn
or transferred from a Multi-Year Enhanced Option
•May not change election once withdrawals begin
•No more than one systematic withdrawal election may be in
effect at any time
•We reserve the right to discontinue any or all systematic
withdrawals or to change the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options (excluding Multi-Year Enhanced Options)	$75 application fee (per loan) Maximum net interest rate 6%
•Available only during the Purchase Period
•May not be taken against amounts invested in Variable
Account Options or Multi-Year Enhanced Options
•Interest will accrue on outstanding loan amounts
•Will automatically terminate an optional Living Benefit
•Minimum loan amount is $1,000

Advisory Program	The investment advice service provided by your Investment Adviser	Not applicable
•A separate investment advisory fee and agreement is
required
•May not be available under your employer’s retirement plan
or in connection with your Contract
•Participation may automatically terminate an optional Living
Benefit
•If you pay any investment adviser fee from the Contract,
any deduction may reduce the death benefit, optional living
benefit and annuity benefits, and may be subject to
surrender charges, federal and state income taxes and a
10% federal penalty tax.
•For new investors, we no longer honor investment adviser
transfer requests in connection with Advisory Programs
that are offered through third-party Investment Advisers.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Account Options

DCA Program	Allows you to systematically transfer a specified dollar amount or percentage of contract value between eligible investment options	No Charge
•Systematic transfers may only occur on a monthly basis
and will not count will toward the number of free transfers
per contract year
•Minimum Purchase Payment amounts apply
•Only available in PD 1 (in an individual IRA/NQDA)
•Not available in all states

Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +6
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 6%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is reduced in any benefit year in which
withdrawals are taken, and not available in any benefit year in which cumulative withdrawals are greater than 6% of the
Benefit Base
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

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Optional Benefits (No Longer Available For Purchase)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
IncomeLOCK +8
A guaranteed minimum
withdrawal benefit
designed for guaranteed
lifetime income, plus
the opportunity to
increase income by
locking in the greater of
either the highest
anniversary value or an
annual Income Credit of
up to 8%

For Contracts
purchased May 1,
2012 through
December 25,
2012
2.60%
One Covered
Person / 3.10%
Two Covered
Persons (as a
percentage of
Benefit Base)
For Contracts
purchased on all
other dates
2.20%
One Covered
Person / 2.70%
Two Covered
Persons (as a
percentage of
Benefit Base)

•May not begin taking benefit withdrawals prior to age 45
•All withdrawals during the first 12 benefit years may
significantly reduce the benefit
•Excess withdrawals may significantly reduce or terminate
the benefit
•Investment restrictions limit available investment options
•Income Credit may be added only for the first 12 benefit
years
•Income Credit is not available in any benefit year in which a withdrawal is taken
•Minimum Benefit Base is not available on the 12th benefit
anniversary if any withdrawal is taken during first 12 benefit years
•Guaranteed withdrawal percentage may be reduced once
Account Value has been reduced to zero
•Ineligible Purchase Payments will not increase the Benefit
Base
•May not be cancelled by you prior to the 5th benefit year
•Taking a loan under the Contract may terminate the benefit
•Participation in Guided Portfolio AdvantageSM / Guided
Portfolio Services may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

IncomeLOCK
A guaranteed minimum
withdrawal benefit
designed to help you
create a guaranteed
income stream for a
specified period of time
or as long as you and
your spouse live, plus
the opportunity to
increase income by
locking in the highest
anniversary value
0.95%* (as a percentage of the Benefit Base)
•Ineligible for highest anniversary value evaluation period
extension if any previous extension opportunity was not
elected or age requirements are not satisfied
•Maximum charge may increase if evaluation period is
extended
•Excess withdrawals may significantly reduce or terminate
the benefit
•Withdrawal percentage depends on timing of the first
withdrawal
•Eligible for lifetime withdrawals only if the first withdrawal is taken on or after the benefit anniversary following the
Covered Person’s (or younger Covered Person’s) 65th
birthday
•Investment restrictions may limit available investment
options
•Ineligible Purchase Payments will not increase the Benefit
Base
•May be cancelled by you on the 5th or 10th benefit
anniversary or any benefit anniversary thereafter
•Taking a loan under the Contract may terminate the benefit
•Other events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Terms and conditions vary based on date of election

* If you have not elected an extension of the benefit’s highest anniversary value evaluation period, the maximum annual fee rate is 0.90%. If you elected to extend the benefit’s evaluation period, your maximum annual fee rate may be as high as 0.95%, and your maximum annual fee rate may increase beyond 0.95% if you elect a future extension of the evaluation period. See “Appendix B – Living Benefits.”
43

Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period.
The Process
VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued, and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees.
Beneficiary Information
The Beneficiary may receive death benefits:
•
In a lump sum;
•
In the form of an annuity under any of the Payout Options;
•
In partial payments over the Beneficiary’s life expectancy (where permitted); or
•
In a manner mutually agreeable between the Beneficiary and VALIC that is in accordance with applicable laws and regulations.
Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.
Special Information for Nonqualified Contracts
It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the
Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See “Federal Tax Matters.”
During the Purchase Period
Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contract, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.
As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Death Benefit Before Age of 70
The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70, provided that the benefit is available in your state.
The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.
Step 1: Determine your Fixed Account Option Value by taking the greater of:
Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Fixed Account Option
– (minus)
Amount of all prior withdrawals from the Fixed Account Option, charges and any portion of Account Value applied under a Payout Option
44

Step 2: Determine your Variable Account Option Value by taking the greater of:
Value of Variable Account Options on date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments invested in Variable Account Options
– (minus)
Amount of prior withdrawals (out of) or transfers (out of) the Variable Account Options
+ (plus)
Interest at an annual rate as specified in your Contract
Step 3: Add step 1 + 2 = Death Benefit
For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.
This value may be adjusted if the total amount of any death benefit exceeds the Account Value.
Death Benefit On or After Age 70
The standard death benefit is payable if death occurs on or after age 70, or at any age in a state where the interest guaranteed death benefit is not available.
The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
or
100% of Purchase Payments (to Fixed and/or Variable Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option
Adjusted Purchase Payment Amount
The information below is applicable to you only if you received a Death Benefit Endorsement or Amendatory Endorsement with your Contract or certificate.
If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
+	(plus)
C.	Interest on the result of A minus B at an annual rate as specified in your Contract (see below).
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The interest adjustment in C. above is added only if you are under age 70 at the time of death.
The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.
During the Payout Period
If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Payout Period” section of this prospectus.
•
If the life only option or joint and survivor life option was chosen, there will be no death benefit.
•
If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
1.
Receive the present value of any remaining payments in a lump sum; or
2.
Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or
3.
Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal
45

tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.
Impact of the Deduction of Advisory Program Fees on Death Benefit
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals.
1.
If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119.
2.
If, at the end of the year, the Contract value decreases to
$90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Please note that if you are participating in an Advisory Program offered through a third-party Investment Adviser, the example below instead applies. Example 2 does not apply to you.
3.
If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will reduce the death benefit to $99 (your premium payment less Advisory Program Fees deducted) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Additional Information About Loans

The Contract offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (IRAs), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid). If you elected an optional Living Benefit, see Appendix B – Living Benefits for limitations on your ability to take loans.
Interest Charged for a Loan
For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For
Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter.
The Effects of a Loan on Account Value, Payout Payments and the Death Benefit
A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
Other Contract Features

Changes That May Not Be Made
The following terms in the Contracts may not be changed once your account has been established:
•
The Contract Owner (except for an individual nonqualified Contract);
•
The Participant; and
•
The Annuitant.
Change of Beneficiary
The Beneficiary (if not irrevocable) may usually be changed at any time.
Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.
46

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate , except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner’s estate.
If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.
Contingent Owner
The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.
Cancellation — The “Free Look” Period
The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) See “Appendix C — State Contract Variability.” The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the “free look” period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the “Free Look” period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. Generally, the amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. Additionally, all Contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your Contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your Contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the Account Value on the day we receive your request in good order at the Annuity Service Center. The Contract will be void once we issue a refund.
We Reserve Certain Rights
We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different fees, expenses, objectives, strategies and risks.
We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.
We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.
Relationship to Employer's Plan
If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contracts in this prospectus.
Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.
Who May Give Voting Instructions
During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below.
Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.
Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.
47

Determination of Fund Shares Attributable to Your Account
During the Purchase Period
The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.
During the Payout Period or after a Death Benefit Has Been Paid
The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.
How Fund Shares Are Voted
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote. In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.
In the event that shares of a Fund are owned by VALIC or an affiliated insurance company for their own benefit, such shares will be voted proportionally based on instructions received from Contract Owners.
Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.
Types of Plans
Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:
•
Section 403(b) annuities for employees of public schools and section 501(c)(3)
tax-exempt organizations;
•
Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);
•
Section 408(b) traditional IRAs;
•
Section 408A Roth IRAs;
•
Section 457 deferred compensation plans of governmental and tax-exempt employers;
•
Section 408(k) SEPs and SARSEPs; and
•
Section 408(p) SIMPLE retirement accounts.
Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are “Qualified Contracts.”
Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.
In addition, the Contracts may be used as “Nonqualified Contracts.” Such nonqualified Contracts may be used to “informally” fund nonqualified deferred compensation plans, or they may serve as individual annuity contracts issued outside of the context of any formal employer-sponsored retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts (note, life insurance is an example only and
48

is not otherwise addressed herein). The restriction on including publicly available funds in nonqualified annuity contracts results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.
Tax Consequences in General
Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.
Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program (e.g., a non-qualified deferred annuity contract or IRA). After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.
Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.
Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.
Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.
The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Act of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.
In addition, distributions from certain contracts may be subject to a 3.8% tax on net investment income on investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as
49

part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts. Additionally, on February 23, 2022, the IRS and Treasury Department released proposed regulations under Code section 401(a)(9). The proposed regulations include proposed updates for the RMD changes made by the SECURE Act. These proposed regulations include a 90-day comment period from the date of publication in the Federal Register, and an anticipated hearing to discuss the proposal.
In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.
VALIC obtained such a Private Letter Ruling. However, VALIC only administers the terms of the Private Letter Ruling for the GPS and GPA Advisory Programs, which are offered through VFA, our affiliate. Accordingly, the description below only applies to such programs. This means if you participate in a third-party Advisory Program and VFA is not your Investment Adviser, partial withdrawals, including Investment Adviser fees, taken from a non-qualified individual contract will be considered distributions or withdrawals for tax purposes and will be treated as a taxable distribution. Under the terms of VALIC’s Private letter Ruling obtained in September 2020, the Advisory Agreement with the Investment Adviser must provide that the Investment Adviser will help you select investment options for the Contract. Advisory Program Fees for such services must not exceed an annual rate of 1.50% of the Contract’s cash value for the period to which the Advisory Program Fees relate. The Contract owner is solely liable for the fees. The Advisory Program Fees may not constitute compensation to the Adviser for servicers related to any assets other than the Contract. The Advisory Program Fees are an expense of the Contract and not a distribution to you as the owner. Any payment of advisory fees inconsistent which such requirements may be treated as withdrawals for tax purposes by the Company and/or by the IRS. Notwithstanding tax treatment of Advisory Program Fees by the Company, federal and/or state taxing authorities could determine that such fees should be treated as taxable withdrawals. In such circumstances any expenses prior to your attainment of age 59½ could result in a 10% early withdrawal penalty tax in addition to income tax.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax-qualified retirement plans and IRAs. The relief provided in the Act:
•
Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•
Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 ½); and
•
Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan.
Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.
Important Information Regarding 403(b) Regulations
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 24, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
50

The rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan’s administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.
Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 25, 2022, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Financial Statements

The financial statements of the Company and the Separate Account and American Home (if applicable to you) are included in the SAI. Instructions for obtaining the SAI can be found on the back cover of this prospectus. We encourage both existing and prospective contract owners to read and understand the financial statements.
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Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.aigrs.com/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as platform expenses. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,6] Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, Inc.	1.13%	None	1.13%	21.48%	20.17%	17.85%
	Blue Chip Growth Fund[2,6] Adviser: VALIC Sub-Adviser: T. Rowe Price	0.76%	None	0.76%	16.38%	23.04%	19.11%
	Capital Appreciation Fund[2,6] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers	0.60%	None	0.60%	25.98%	20.96%	17.16%
	Dividend Value Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, ClearBridge Investments, LLC	0.69%	None	0.69%	21.92%	10.22%	11.67%
	Growth Fund[2,6] Adviser: VALIC Sub-Advisers: BlackRock, SunAmerica	0.64%	None	0.64%	20.96%	23.42%	17.84%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: MFS	0.75%	None	0.75%	26.06%	22.84%	17.21%
	Nasdaq-100® Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.51%	None	0.51%	26.93%	27.90%	22.50%
	Stock Index Fund[2,6] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	28.35%	18.09%	16.16%
	Systematic Core Fund[2,6] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.68%	None	0.68%	26.25%	18.31%	16.02%
	Systematic Value Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.57%	None	0.57%	30.93%	10.49%	11.96%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	27.09%	17.27%	16.16%
	Vanguard Windsor II Fund[3] Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; Sanders Capital, LLC	0.34%	0.25%	0.59%	28.97%	15.25%	14.23%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] Adviser: Ariel Investments, LLC	1.12%	None	1.12%	25.86%	10.76%	12.76%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus, Allianz	0.78%	None	0.78%	16.86%	21.05%	15.81%
	Mid Cap Value Fund[2,6] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. (d/b/a Boston Partners), Wellington Management	0.80%	None	0.80%	27.67%	10.87%	12.65%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.35%	None	0.35%	24.32%	12.70%	13.85%
Domestic Small- Cap Equity	Ariel Fund[3] Adviser: Ariel Investments, LLC	1.00%	None	1.00%	30.36%	12.33%	14.37%
	Small Cap Growth Fund[2,6] Adviser: VALIC Sub-Advisers: JPMIM, T. Rowe Price	0.88%	None	0.88%	-4.98%	23.04%	17.43%
	Small Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.42%	None	0.42%	14.44%	11.68%	12.99%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring	0.89%	None	0.89%	29.51%	10.18%	13.14%
	Small Cap Value Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.77%	None	0.77%	32.77%	7.97%	11.43%
Global Equity (International and Domestic)	Global Strategy Fund[2,6] Adviser: VALIC Sub-Adviser: Franklin Advisers, Inc. Sub-subadviser: Brandywine Global Investment Management LLC	0.66%	None	0.66%	8.58%	5.19%	6.45%
	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.65%	None	0.65%	12.45%	11.52%	11.61%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.88%	None	0.88%	1.20%	9.88%	5.24%
	International Equities Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	11.03%	9.18%	7.43%
	International Growth Fund[2,6] Adviser: VALIC Sub-Adviser: Morgan Stanley Investment Management Inc. Sub-subadviser: Morgan Stanley Investment Management Co.	0.83%	None	0.83%	14.21%	18.96%	12.44%
	International Opportunities Fund[2,6] Adviser: VALIC Sub-Advisers: MFS, Delaware Investment Fund Advisers	0.95%	None	0.95%	6.57%	12.48%	10.53%
	International Value Fund[2,6] Adviser: VALIC Sub-Adviser: Allspring	0.74%	None	0.74%	7.04%	4.69%	5.64%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Invesco, Goldman Sachs Sub-subadviser: Invesco Asset Management Limited, an affiliate of Invesco	0.86%	None	0.86%	22.62%	8.92%	9.18%
	Invesco Balanced-Risk Commodity Strategy Fund[3,6] Adviser: Invesco	1.15%	None	1.15%	19.29%	4.45%	-1.34%
	Science & Technology Fund[2] Adviser: VALIC Sub-Advisers: T. Rowe Price, Allianz, Wellington Management	0.97%	None	0.97%	12.01%	27.81%	21.86%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.73%	None	0.73%	16.02%	11.47%	10.52%
	Asset Allocation Fund[2,6] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	16.74%	9.16%	8.65%
	Conservative Growth Lifestyle Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	7.70%	7.59%	6.76%
	Dynamic Allocation Fund[2] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	10.19%	10.51%	8.07
	Moderate Growth Lifestyle Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.74%	None	0.74%	13.83%	10.28%	9.24%
	T. Rowe Price Retirement 2015 Fund[3] Adviser: T. Rowe Price	0.76%	None	0.76%	9.32%	9.22%	8.51%
	T. Rowe Price Retirement 2020 Fund[3] Adviser: T. Rowe Price	0.78%	None	0.78%	10.20%	10.16%	9.42%
	T. Rowe Price Retirement 2025 Fund[3] Adviser: T. Rowe Price	0.80%	None	0.80%	11.62%	11.23%	10.35%
	T. Rowe Price Retirement 2030 Fund[3] Adviser: T. Rowe Price	0.83%	None	0.83%	13.26%	12.25%	11.19%
	T. Rowe Price Retirement 2035 Fund[3] Adviser: T. Rowe Price	0.84%	None	0.84%	14.80%	13.12%	11.85%
	T. Rowe Price Retirement 2040 Fund[3] Adviser: T. Rowe Price	0.85%	None	0.85%	16.06%	13.86%	12.35%
	T. Rowe Price Retirement 2045 Fund[3] Adviser: T. Rowe Price	0.87%	None	0.87%	16.94%	14.26%	12.55%
	T. Rowe Price Retirement 2050 Fund[3] Adviser: T. Rowe Price	0.88%	None	0.88%	17.06%	14.29%	12.56%
	T. Rowe Price Retirement 2055 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.04%	14.25%	12.54%
	T. Rowe Price Retirement 2060 Fund[3] Adviser: T. Rowe Price	0.89%	None	0.89%	17.07%	14.25%	10.31%
	Vanguard LifeStrategy Conservative Growth Fund[3,4]	0.12%	0.25%	0.37%	6.05%	8.05%	7.09%
	Vanguard LifeStrategy Growth Fund[3,4]	0.14%	0.25%	0.39%	14.35%	12.53%	11.12%
	Vanguard LifeStrategy Moderate Growth Fund[3,4]	0.13%	0.25%	0.38%	10.08%	10.30%	9.12%
	Vanguard Wellington Fund[3] Adviser: Wellington Management	0.24%	0.25%	0.49%	19.01%	12.31%	11.37%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Expenses[7]	Current Expenses + Platform Expenses	Average Annual Total Returns (as of Dec. 31, 2021)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2,6] Adviser: VALIC Sub-Adviser: PineBridge	0.53%	None	0.53%	-0.76%	4.07%	3.43%
	Goldman Sachs VIT Government Money Market Fund[5,6] Adviser: Goldman Sachs	0.18%	None	0.18%	0.01%	1.01%	0.65%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	-2.32%	2.62%	1.98%
	High Yield Bond Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	4.29%	5.97%	5.99%
	Inflation Protected Fund[2,6] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	5.09%	4.96%	2.87%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.65%	None	0.65%	-5.86%	3.40%	2.11%
	Vanguard Long-Term Investment-Grade Fund[3] Advisers: Wellington Management, Vanguard	0.22%	None	0.22%	-2.38%	7.38%	6.46%
	Vanguard Long-Term Treasury Fund[3] Adviser: Vanguard	0.20%	None	0.20%	-4.73%	6.50%	4.41%
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allianz – Allianz Global Investors U.S., LLC
•
Allspring – Allspring Global Investments, LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
Invesco – Invesco Advisers, Inc.
•
Janus – Janus Capital Management LLC
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Vanguard – The Vanguard Group, Inc.
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans ("Public Funds") will not be available within your Contract.
4 The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.
5 On or about April 29, 2022, after Market Close, VALIC substituted shares of the VALIC Company I Government Money Market I Fund with shares of the Goldman Sachs VIT Government Money Market Fund Institutional Shares.

6 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
7 A Platform Expense may only be increased to the extent that the Base Contract Expense plus the Platform Expense does not exceed 0.65%.
Investment Restrictions For Optional Living Benefits
If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions.
For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

IncomeLOCK +6 and IncomeLOCK +8
If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.
If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus:
○
If you elected your benefit before May 1, 2012, this percentage is 15%.
○
If you elected your benefit after May 1, 2012, this percentage is 20%.

•
Your Purchase Payments must also be allocated in accordance with the following table:
Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
**If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
IncomeLOCK
If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Account Options and/or Fixed Accounts
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Bridgeway Large Cap
Growth Fund
Asset Allocation Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.

Appendix B — Living Benefits

This Appendix provides information on IncomeLOCK +6, IncomeLOCK +8 (together, “IncomeLOCK Plus”) and IncomeLOCK all of which are no longer available for purchase. Effective January 1, 2017, IncomeLOCK +6 is no longer available for purchase. Effective February 25, 2013, IncomeLOCK +8 was no longer available for purchase. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
An optional Living Benefit is designed to help you create a guaranteed income stream for as long as you live, or as long as you and your spouse live, even if the entire Account Value has been reduced to zero, provided withdrawals taken are within the parameters of the applicable feature. A Living Benefit may offer protection in the event your Account Value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. If you decide not to take withdrawals under these features, or you surrender your Contract, you will not receive the guarantees of the Living Benefit. You could pay for this feature and not need to use it. Likewise, depending on your Contract’s market performance, you may never need to rely on the protections provided by a Living Benefit. If you elected IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect.

Living Benefit Defined Terms	B-1
IncomeLOCK Plus	B-2
Fee Table	B-2
IncomeLOCK Plus Fee Formula	B-2
IncomeLOCK Plus Features	B-3
IncomeLOCK Plus Options	B-4
Withdrawals under the Living Benefits	B-8
Death Benefits under IncomeLOCK Plus	B-9

IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013	B-10
Fee Tables	B-10
IncomeLOCK Plus Features	B-10
IncomeLOCK Plus Options	B-13
Surrender of Account Value	B-14
Loans	B-14

IncomeLOCK	B-14
Extension Offer	B-14
Fee Table	B-15
IncomeLOCK Features	B-15
Surrender of Account Value	B-17
Death Benefits	B-19
Loans	B-20
Examples	B-20
Living Benefit Defined Terms
Anniversary Value — The Account Value minus any Ineligible Purchase Payments as measured on each Benefit Anniversary.
Benefit Anniversary — the first day of each Benefit Year.
Benefit Base — a component of the calculation of the Living Benefit, which is used to determine the Living Benefit fee, the MAWA and the Protected Income Payment.
Benefit Quarter Anniversary — is the first Business Day following each consecutive three month period starting on the Endorsement Date.
Benefit Year — each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.
Covered Person(s) — the person or persons whose life or lives are used to determine the amount and duration of withdrawals under IncomeLOCK Plus. The Covered Persons are selected at the time IncomeLOCK Plus is elected and cannot be changed after the Endorsement Date.
Eligible Purchase Payments — are Purchase Payments or portions thereof made on or after the Endorsement Date that are included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus). Note that all Purchase Payments are not Eligible Purchase Payments for purposes of calculating the Benefit Base.
Endorsement Date — the date we issued the Living Benefit endorsement to your Contract.
Excess Withdrawal — any withdrawal or portion thereof that causes the total of all withdrawals for that Benefit Year to exceed the Maximum Annual Withdrawal Amount, except if taken to meet a required minimum distribution associated with the Contract to which a Living Benefit endorsement is attached.
Income Credit — is an amount that may be added to the Benefit Base during the Income Credit Period.
Income Credit Base — is a component of the calculation of IncomeLOCK Plus, which is used to determine the dollar amount of any Income Credit during the Income Credit Period.
Income Credit Percentage — a percentage used to calculate any available Income Credit for IncomeLOCK Plus on each Benefit Anniversary during the Income Credit Period.
Income Credit Period — is the first twelve Benefit Years during which we calculate an Income Credit that may be added to the Benefit Base for IncomeLOCK Plus.
Ineligible Purchase Payments — are Purchase Payments or portions thereof that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable, for IncomeLOCK Plus).

Maximum Annual Withdrawal Amount — the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.
Minimum Benefit Base — is the guaranteed minimum amount to which the Benefit Base could be increased on the 12th Benefit Anniversary for IncomeLOCK Plus, provided no withdrawals are taken prior to that anniversary while the Living Benefit endorsement is in effect.
Protected Income Payment — the amount to be paid each year over the remaining lifetime of the Covered Person(s) under IncomeLOCK Plus, after the Account Value is reduced to zero but the Benefit Base is still greater than zero.
IncomeLOCK Plus
The IncomeLOCK Plus Living Benefit is a guaranteed minimum withdrawal benefit. You may elect IncomeLOCK Plus only on your original Contract issue date, subject to certain age requirements. You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse. If you elected IncomeLOCK +8 or if you elected IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Fee Table
The fees applicable to this Living Benefit are described below. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value, an Income Credit, if applicable, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Similarly, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee.
The IncomeLOCK Plus fees are assessed as a percentage of the Benefit Base for all years in which the IncomeLOCK Plus benefit is in effect. The fee will be calculated and deducted on a proportional basis from your Account Value at the end of the first quarter following election and quarterly thereafter. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase*
One Covered Person	1.10%	2.20%	0.60%	+/-0.25%
Two Covered Persons	1.35%	2.70%	0.60%	+/-0.25%

*
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each “Benefit Quarter Anniversary” (every consecutive three months starting on the Endorsement Date), we will deduct the fee in effect for the previous benefit quarter and determine the fee rate applicable to the next benefit quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. Your Fee Rate will increase or decrease on a Benefit Quarter Anniversary based on the change in the average value of the VIX from one Benefit Quarter to the next Benefit Quarter. See “Fee Tables” in this prospectus. For the formula of how the fee is calculated, see “IncomeLOCK Plus Fee Formula” below.
We will not assess a quarterly fee if you annuitize your Contract or if a death benefit is paid before the end of the benefit quarter. If IncomeLOCK Plus is still in effect while your Account Value is greater than zero, and you surrender your Contract, we will assess a pro-rata charge for the fee applicable to the benefit quarter in which the surrender occurs if you surrender your Contract before the end of a benefit quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next benefit quarter anniversary. If your Account Value is reduced to zero before IncomeLOCK Plus has been cancelled, the fee will no longer be assessed.
IncomeLOCK Plus Fee Formula
The fee for IncomeLOCK Plus is assessed against the Benefit Base and deducted from the Account Value at the end of each Benefit Quarter.
If you purchased your IncomeLOCK Plus endorsement prior to December 26, 2012, the value of the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange, used to calculate your fee is the value of the VIX at the end of the Benefit Quarter. If you purchased your IncomeLOCK Plus endorsement on or after December 26, 2012, the value of the VIX used to calculate your fee is the average of the VIX over the Benefit Quarter. The formula is the same, and the only difference is the value of the VIX that is used.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + [0.05% x (Value of the VIX as of Market Close on each day the fee is calculated – 20)]
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the VIX. If the value of the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK +6 with a 6% Income Credit may be elected at the date of Contract issue. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years. The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. If you take withdrawals in any Benefit Year in excess of 6%, you will not receive any portion of the 6% Income Credit for that Benefit Year.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Amounts Received Under IncomeLOCK Plus — Summary
If you elect IncomeLOCK+6, you may choose from Income Option 1, 2 or 3 or the Income Option with a Custom Allocation, which determines the withdrawal percentages you will receive while the Living Benefit is in effect.
You may begin taking withdrawals as early as age 45. The amounts you receive will vary based on (1) the income option you selected, (2) whether there are one or two Covered Persons, and (3) the age of the Covered Person(s) at the time of the first withdrawal. The percentage of the Benefit Base that is guaranteed by the Living Benefits: (1) while the Account Value is greater than zero ranges from 3.25% to 6.5%, and (2) once the Account Value has been reduced to zero ranges from 3% to 5%. See the “IncomeLOCK Plus Options — Amounts Received Under the Benefit” in this Appendix for more detailed information. Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in this prospectus).
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that 20% of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus. All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
The IncomeLOCK +6 (Options 1, 2 and 3) endorsement requires that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). IncomeLOCK +6 (Custom Allocation) allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short- Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
The 20% automatic allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A (IncomeLOCK +6 endorsements with Custom Allocation only). The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.

Asset Rebalancing Program
We will automatically enroll you in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the restrictions. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the automatic allocation. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing.
You may modify the automatic asset rebalancing instructions at any time as long as they are consistent with the restrictions. If the Living Benefit is cancelled or terminated and the Contract remains in-force, investment restrictions will no longer apply.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information Applicable to IncomeLOCK Plus
If you elect IncomeLOCK Plus, you will not be able to take a loan while this Living Benefit is in effect. You will need to wait until after the 5th Benefit Year anniversary (the earliest IncomeLOCK Plus termination date), terminate IncomeLOCK Plus and then take a loan. When you terminate IncomeLOCK Plus, you will lose any benefits that you may have had with this feature.
Withdrawals under these features are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may withdraw each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” and “Federal Tax Matters” sections of this prospectus.
IncomeLOCK Plus may only be elected on your original Contract issue date, provided you meet the applicable issue age requirements. Note that these features and/or their components may not be available in your state. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products. In addition, effective December 26, 2012, IncomeLOCK Plus is no longer available for new enrollments under plans which are subject to the requirements of Title I of ERISA. This discontinuance will not affect participants who have already elected IncomeLOCK or IncomeLOCK Plus under such plans. Check with your financial professional for availability and any additional restrictions.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
IncomeLOCK Plus Options
You may elect IncomeLOCK Plus only on your Contract issue date to cover either your life only or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under IncomeLOCK Plus as the “Covered Person(s).” If your Contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
IncomeLOCK +6 locks in the greater of two values in determining the Benefit Base. The Benefit Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. Each consecutive one-year period starting from the Endorsement Date is considered a Benefit Year. While the Benefit Base is greater than zero, the Benefit Base is automatically locked in on each Benefit Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the Benefit Base increased by any available Income Credit. The Income Credit is reduced but not eliminated in any Benefit Year in which withdrawals are less than 6% of the Benefit Base, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Anniversary (the “Minimum Benefit Base”). In that situation, the Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base on the 12th Benefit Anniversary is less than the Minimum Benefit Base, which is equal to 200% of the first Benefit Year’s Eligible Purchase Payments.
Age Requirements and Covered Persons
To elect IncomeLOCK Plus, Covered Persons must meet the age requirements set forth below. The age requirement varies depending on the number of Covered Persons. The age requirements for other optional benefits and features under your Contract may be different than those listed here. You must meet the age requirement for those features in order to elect them.
If you elect one Covered Person:
	Covered Person
	Minimum Age	Maximum Age
One Covered Person	45	80
If you elect two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Nonqualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(1)

(1)
The age requirement is based solely on the single owner for purposes of issuing the Contract with the Living Benefit. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
Covered Persons can be any of the following:
If you elect one Covered Person:
•
The Contract Owner
•
The annuitant (for Contracts not naturally-owned)
If you elect two Covered Persons:
•
The Contract Owner and the 100% spousal primary beneficiary
•
The annuitant and the 100% spousal primary beneficiary (for Contracts not naturally-owned)
•
Spousal joint annuitants (for Contracts not naturally-owned)
Ownership changes can affect IncomeLOCK Plus as follows:
If you elect one Covered Person:
An ownership change that removes the Covered Person cancels the feature. Ownership changes that do not cancel the feature:
1.
Change from a natural to a non-natural Contract Owner: the natural Contract Owner and the annuitant must be the same person; and
2.
Change from a non-natural Contract Owner to a natural Contract Owner: the new natural Contract Owner and the annuitant must be the same person.
If you elect two Covered Persons:
Ownership changes that do not eliminate the second Covered Person’s guarantee include:
1.
Change from a natural to a non-natural Contract Owner (the natural Contract Owner and the annuitant must be the same person); and
2.
Change from a non-natural Contract Owner to a natural Contract Owner (the new natural Contract Owner and the annuitant must be the same person).
Ownership changes that eliminate the second Covered Person’s guarantee, but still provide the life guarantee for the first Covered Person include:
1.
Removal or replacement of the original spousal beneficiary; and
2.
Removal of second Covered Person as Contract Owner or spousal beneficiary as a result of a divorce settlement.
Note also that if a Contract is non-naturally owned, a change of annuitant is not permitted.
Amounts Received under the Benefit
The amount you can receive differs depending on the Income Credit option you have elected and whether the Account Value is greater than or equal to zero. While the Account Value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of the Benefit Base used to calculate the Maximum Annual Withdrawal Amount that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
The applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.0% / 3.0%*	5.0% / 3.0%*	3.75% for Life	4.5% / 3.0%*
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% for Life	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.5% / 3.0%*	4.5% / 3.0%*	3.25% for Life	4.0% /3.0%*
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.50% for Life	4.0% / 4.0%
* The Protected Income Payment Percentage is 4% if the Benefit Base is increased to a new highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.
Calculation of the Value of each Component of the Benefit
The benefit offered by IncomeLOCK Plus is calculated by considering the factors described below. If you purchased IncomeLOCK +8 or if you purchased IncomeLOCK +6 prior to February 25, 2013, see “IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013” in this Appendix for specific provisions applicable to these products.
First, we determine the initial Benefit Base. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million (annual cap amount) without our prior approval. The initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Any Purchase Payments made in contract year 1 in excess of the annual cap amount as well as all Purchase Payments received after the first contract year are considered Ineligible Purchase Payments, and are not included in the Benefit Base. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 (annual cap amount) without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Second, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the
Endorsement Date and ends 12 years thereafter. The Income Credit Period may not be extended.
Third, we determine the Anniversary Value which equals your Account Value on any Benefit Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; or (2) Eligible Purchase Payments.
Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the initial Benefit Base. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals, as defined below.
Fifth, we determine the Income Credit.
The Income Credit is equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than 6% of the Benefit Base (and therefore, less than your Maximum Annual Withdrawal Amount), the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Benefit Base. For example, if you take a withdrawal that is equal to 4% of the Benefit Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit for that Benefit Year is equal to zero.
Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the Account Value is greater than zero, without reducing the Benefit Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If your Account Value is reduced to zero but your Benefit Base is greater than zero, the Protected Income Payment is determined by multiplying the Benefit Base by the applicable Protected Income Payment Percentage.
Finally, we consider any Excess Withdrawals. We define Excess Withdrawals as any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn, or any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount.
Increase of the Benefit Base and Income Credit Base
On each Benefit Anniversary, the Benefit Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Benefit Base plus the Income Credit, if any. In addition, the Benefit Base can also be increased to at least the Minimum Benefit Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary.
On each Benefit Anniversary during the Income Credit Period (first 12 Benefit Years following the Endorsement Date), the Income Credit Base is automatically increased to the highest Anniversary Value, if the Benefit Base is also increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Benefit Base.
Increases to your Benefit Base and Income Credit Base occur on Benefit Anniversaries while the Account Value is greater than zero. However, Eligible Purchase Payments can increase your Benefit Base and Income Credit Base at the time they are received. Your Benefit Base and Income Credit Base will not increase if your Account Value was higher on days other than the Benefit Anniversary.
In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your Contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Benefit Base is increased on a Benefit Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Anniversary, applicable to the coming Benefit Year, by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage.
If the Account Value has been reduced to zero, the Benefit Base will no longer be recalculated on each Benefit Anniversary. See “If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” below.
Impact of Deduction of Advisory Program Fee on Living Benefits
If you purchased your Contract and added IncomeLOCK+6 between July 1, 2012 and December 26, 2012, you had the ability to also participate in an Advisory Program. If you did not purchase a Living Benefit between these time frames, enrolling in an Advisory Program terminated your Living Benefit and the information below does not apply to you.
If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the Living Benefit. The examples below assess the impact of the payment of an Advisory Program Fee from the Contract value upon the IncomeLOCK +6 Living Benefit, assuming an initial $100 deposit and no additional payments and no withdrawals.
(1)
If, by the end of the year, the Contract Value increases to $120 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $119. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year is $106. Since the Contract value of $119 is greater than the Benefit Base of $106, the Living Benefit will be increased up to the Contract value of $119 instead of $120.
(2)
If, by the end of the year, the Contract value decreases to $90 and you had $1 deducted for Advisory Program Fees, the Contract value will be reduced to $89. Because your Income Credit is 6% under IncomeLOCK +6, the Benefit Base at the end of the year $106 which will be used because it is higher than the Contract value.
Please note, if you are participating in a third-party Advisory Program and have the Advisory Program Fee deducted from your Contract, the deduction of the fees will be deemed a withdrawal and could negatively impact your Benefit Base if the advisory fees and the income amount taken under the Living Benefit exceed the Maximum Annual Withdrawal Amount.
An Advisory Program is not available for Contracts with the IncomeLOCK +8 Living Benefit.
Cancellation of IncomeLOCK Plus
IncomeLOCK Plus may be cancelled by the Contract Owner on any Benefit Quarter Anniversary after the end of the 5th Benefit Year. Cancellation will be effective on the Benefit Quarter Anniversary following receipt of a cancellation request and the fee will continue to be deducted up to and including the cancellation effective date. Prior fees taken are not returned upon cancellation. Once IncomeLOCK Plus is cancelled, the guarantees under the benefit are terminated, investment limitations no longer apply to the Contract and you may not re-elect IncomeLOCK Plus.

Automatic Termination of IncomeLOCK Plus
The feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
Any Excess Withdrawal that reduces the Account Value and Benefit Base to zero.
2.
A death benefit is paid, and the Contract is terminated.
3.
Full surrender or termination of the Contract.
4.
Full or partial annuitization of the Contract.
5.
Upon the death of the single Covered Person (for single life benefit).
6.
Upon the death of the second (surviving) Covered Person (for joint lives benefit).
7.
Any change of ownership except as noted above.
Withdrawals under the Living Benefits
The timing and amount of withdrawals will affect the amounts received under the Living Benefits, as set forth below in greater detail.
The amount of any withdrawal for any Living Benefit which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an Excess Withdrawal providing that all of the following conditions are met:
(1)
No withdrawals in addition to the RMD are taken in that same year;
(2)
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
(3)
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 ½ (or age 72, if applicable), or retire, if applicable; and
(4)
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an Excess Withdrawal.
If you have elected IncomeLOCK +6 and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Benefit Base, an Income Credit will be included in determining any Benefit Base increase in that Benefit Year.
Withdrawals made under these Living Benefits are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a surrender charge.
You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.
Withdrawal under IncomeLOCK Plus
The Maximum Annual Withdrawal Amount, the Benefit Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary, your Benefit Base is not eligible to be increased to the Minimum Benefit Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Benefit Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years.
Excess Withdrawals reduce your Benefit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Benefit Base in the same proportion by which the Account Value is reduced by the Excess Withdrawal. As a result of a reduction of the Benefit Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Benefit Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the Account Value is less than the Benefit Base, Excess Withdrawals will reduce the Benefit Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Benefit Base in that Benefit Year.
The impact of withdrawals on specific factors is further explained below:
Benefit Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the Account Value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Benefit Base is greater than zero, but the Account Value has been reduced to zero, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Benefit Base by the applicable Protected Income Payment Percentage. The Benefit Base is no longer increased on Benefit Anniversaries after the Account Value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. See “If your Account Value is Reduced to Zero” below.
If your Account Value is Reduced to Zero
All withdrawals from the Contract, including withdrawals under IncomeLOCK Plus, will reduce your Account Value. Unfavorable investment experience and/or fees may also reduce your Account Value. If the Account Value is reduced to zero but the Benefit Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your Account Value to zero, no further benefits are payable under the Contract and your Contract along with IncomeLOCK Plus will terminate.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under IncomeLOCK Plus may reduce the Account Value to zero, thereby terminating any other benefits of the Contract. In addition, an Income Credit is not available if the Account Value is reduced to zero, even if a benefit remains payable.
When the Account Value equals zero but the Benefit Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:
1.
The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.
Any payment option mutually agreeable between you and us.
Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as an amount based on the Protected Income Payment Percentage. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).
Latest Annuity Date
If the Account Value is greater than zero and you have reached the latest Annuity Date, if applicable, the Maximum Annual Withdrawal Amount is no longer available for withdrawal under IncomeLOCK Plus. Rather, the Protected Income Payment will be calculated by multiplying the Benefit Base by the Protected Income Payment Percentage and paid until the death(s) of the Covered Person(s), as discussed under “If your Account Value is Reduced to Zero” above.
If the Account Value and the Benefit Base are greater than zero on the latest Annuity Date, you must select one of the following options:
1.
Annuitize the Account Value under the Contract’s annuity provisions; or
2.
Elect to receive the Protected Income Payment on the latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.
Any payment option mutually agreeable between you and us.
If you do not elect an option listed above, on the latest Annuity Date, we may annuitize the Account Value in accordance with one of the single or joint life and period certain options under the Annuity Provisions of the Contract or payments that do not exceed your life expectancy as required by the Internal Revenue Service (“IRS”).
Death Benefits under IncomeLOCK Plus
If there is one Covered Person and that person dies, the surviving spousal Beneficiary may elect to:
1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract if the Account Value is greater than zero, without IncomeLOCK Plus and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

1.
Make a death claim if the Account Value is greater than zero, which terminates IncomeLOCK Plus and the Contract; or
2.
Continue the Contract with IncomeLOCK Plus and its corresponding fee.
The components of IncomeLOCK Plus in effect at the time of such continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of IncomeLOCK Plus elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. If the continuation occurs during the Income Credit Period, the surviving Covered Person will continue to receive any increases to the Benefit Base for highest Anniversary Values or if applicable, any Income Credit while the Account Value is greater than zero. The surviving Covered Person is also eligible to receive the Minimum Benefit Base on the 12th Benefit Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Endorsement Date.
Upon the death of the Covered Person(s), if the Account Value is greater than zero, a Beneficiary who is not a Covered Person must make an election under the death benefit provisions of the Contract, which terminates IncomeLOCK Plus.
For more information on death benefits, see “Death Benefits” in the prospectus.
IncomeLOCK Plus Endorsements Issued Prior to February 25, 2013
Effective February 25, 2013, the IncomeLOCK +8 living benefit is no longer available for purchase. If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to February 25, 2013, the following provisions are applicable to this feature. All other IncomeLOCK Plus information provided in this Appendix under the heading “IncomeLOCK Plus” above applies to your Living Benefit except the following:
Fee Tables
The IncomeLOCK Plus fee is calculated as a percentage of the Benefit Base.1
For Endorsement Dates of December 26, 2012 through February 24, 2013:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
For Endorsement Dates of May 1, 2012 through December 25, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase[3]
One Covered Person	1.30%	2.60%	+/-0.25%
Two Covered Persons	1.55%	3.10%	+/-0.25%
For Endorsement Dates prior to May 1, 2012:
Number of Covered Persons	Initial Fee Rate	Maximum Annual Fee Rate[2]	Maximum Annualized Fee Rate Decrease or Increase
One Covered Person	1.10%	2.20%	+/-0.25%
Two Covered Persons	1.35%	2.70%	+/-0.25%
The fee rate can increase or decrease no more than 0.0625% each Benefit Quarter (0.25%/4).
IncomeLOCK Plus Features
IncomeLOCK Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the Contract’s highest Anniversary Value or an annual Income Credit. IncomeLOCK Plus was available with two separate Income Credit options: IncomeLOCK +6, with a 6% Income Credit, and IncomeLOCK +8, with an 8% Income Credit. The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
Income Credit Options
The annual Income Credit is an amount we may add to the Benefit Base each year for the first 12 Benefit Years.
For IncomeLOCK +6, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Benefit Base, thereby providing a

1
The fee is assessed against the Benefit Base which determines the basis of the Covered Person(s) guaranteed lifetime benefit. The fee is deducted from your Account Value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Benefit Base is calculated for IncomeLOCK Plus, see “IncomeLOCK Plus — IncomeLOCK Plus Options” in this Appendix.
2
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. If the VIX increases or decreases on a Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly. See “IncomeLOCK Plus — IncomeLOCK Plus Fee Formula” in this Appendix.
3
The Minimum Annual Fee Rate for IncomeLOCK Plus is 0.60%.

guarantee that income can increase during the first 12 years even after starting withdrawals.
For IncomeLOCK +8, the Income Credit is only available in years when no withdrawals are taken.
After the expiration of the Income Credit Period your Benefit Base may continue to be increased to lock in a higher Anniversary Value. In addition, if no withdrawals are taken during the first 12 years, on the 12th Benefit Anniversary, your Benefit Base will be increased to the Minimum Benefit Base if the Benefit Base is less than this Minimum Benefit Base. The Minimum Benefit Base is equal to 200% of the first Benefit Year’s Eligible Purchase Payments if the feature is added on the original Contract issue date or 200% of your Account Value on the Endorsement Date if the feature was added after your original Contract issue date and prior to May 1, 2012.
Amounts Received Under IncomeLOCK Plus
You may begin taking withdrawals as early as age 45. If you elected IncomeLOCK+6 on December 26, 2012 through February 24, 2013, the withdrawal percentage you receive while the Living Benefit is in effect varies according to the Income Credit Option you elected (Option 1, 2, 3 or Custom Allocation).
In addition, if you elected IncomeLOCK +6 or IncomeLOCK +8, your withdrawal percentage will vary primarily depending on (1) whether you elected one or two Covered Persons, (2) the age of the Covered Person(s) at the time of the first withdrawal and (3) whether the Account Value is greater than or equal to zero.
While the Account Value is greater than zero, the MAWP represents the percentage of the Benefit Base used to calculate the MAWA that may be withdrawn each Benefit Year without decreasing the Benefit Base or Income Credit Base. If the Account Value has been reduced to zero, the PIPP represents the percentage of the Benefit Base used to calculate the Protected Income Payment that the client will receive each year over the remaining lifetime of the Covered Person(s). See “IncomeLOCK Plus — If your Account Value is Reduced to Zero” under the heading “Withdrawals under the Living Benefits” in the prospectus.
The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value is greater than zero, or the MAWP, ranges from 5% to 6% for IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012 and ranges from 4.5% to 5.5% for IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012. The percentage of the Benefit Base that is guaranteed by the Living Benefits while the Account Value has been reduced to zero, or the PIPP, ranges from 3% to 4%. The MAWP and PIPP will vary based on (1) the Living Benefit selected (IncomeLOCK +6 or IncomeLOCK +8), (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, and (4) the Endorsement Date of the Living Benefit.
Note, however, that taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax unless an exception applies (both the penalty tax and the exceptions are discussed in the “Federal Tax Matters” section in the prospectus).
The applicable MAWP and PIPP depend on the attained age of the Covered Person(s) at the time of the first withdrawal under the benefit, as set forth below. The first percentage represents the MAWP and the second percentage represents the PIPP for each of the options shown.
For IncomeLOCK Plus with an Endorsement Date on December 26, 2012 through February 24, 2013:
IncomeLOCK +6
Number of Covered Persons and Age of Covered Person at First Withdrawal	Income Option 1	Income Option 2	Income Option 3	Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3%*	5.5% / 3%	3.75% for Life	4.5% / 3%*
One Covered Person (Age 65 and Older)	5.5% / 4%	6.5% / 3%	5% for Life	4.5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%*	5% / 3%	3.25% for Life	4% / 3%*
Two Covered Persons (Age 65 and Older)	5% / 4%	6% / 3%	4.50% for Life	4% / 4%
* The PIPP is 4% if the Benefit Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday or, if two Covered Persons are elected, on or after the younger Covered Person’s 65th birthday.

IncomeLOCK +8
Number of Covered Persons and Age of Covered Person at First Withdrawal	MAWP and PIPP
One Covered Person (Age 64 and Younger)	3.75% for Life
One Covered Person (Age 65 and Older)	4.75% for Life
Two Covered Persons (Age 64 and Younger	3.25% for Life
Two Covered Persons (Age 65 and Older)	4.25% for Life
For IncomeLOCK Plus with an Endorsement Date of May 1, 2012 through December 25, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	5.5% / 3%	5% / 3%
One Covered Person (Age 65 and Older)	5.5% / 4%	5% / 4%
Two Covered Persons (Age 64 and Younger	5% / 3%	4.5% / 3%
Two Covered Persons (Age 65 and Older)	5% / 4%	4.5% / 4%
For IncomeLOCK Plus with an Endorsement Date prior to May 1, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal	IncomeLOCK +6	IncomeLOCK +8
One Covered Person (Age 64 and Younger)	6% / 3%	5.5% / 3%
One Covered Person (Age 65 and Older)	6% /4%	5.5% / 4%
Two Covered Persons (Age 64 and Younger	5.5% / 3%	5% / 3%
Two Covered Persons (Age 65 and Older)	5.5% /4%	5% / 4%
Investment Restrictions
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected. All IncomeLOCK Plus endorsements require that a percentage of your Purchase Payments (including Ineligible Purchase Payments) be allocated to Fixed Account Plus (15% if your Endorsement Date was before May 1, 2012 and 20% if your Endorsement Date was after May 1, 2012). All amounts not allocated to Fixed Account Plus, will be rebalanced on a quarterly basis through an automatic rebalancing program as discussed in more detail below.
Living Benefits Elected on December 26, 2012 through February 24, 2013. The IncomeLOCK +6 (Options 1, 2 and 3) and IncomeLOCK +8 endorsements require that the remaining 80% of Purchase Payments be allocated among the Dynamic Allocation Fund and the Group A Variable Account Options referenced below (excluding Fixed Account Plus and Short- Term Fixed Account). The IncomeLOCK +6 endorsement with Custom Allocation allows you to allocate Purchase Payments among the Variable Account Options from Groups A, B and C to create your personal investment portfolio, subject to the limitations provided in the table below, including that no more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
Automatic Allocation to Fixed Account Plus
We will automatically allocate 15% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was prior to May 1, 2012 or 20% of each Purchase Payment to Fixed Account Plus if your Endorsement Date was after May 1, 2012.
The automatic allocation applies to all Purchase Payments, including Ineligible Purchase Payments that are not included in the calculation of the Benefit Base (and the Income Credit Base and Minimum Benefit Base, if applicable). The automatic allocation must remain invested in Fixed Account Plus for as long as the IncomeLOCK Plus benefit remains in effect. You may not transfer any portion of the automatic allocation to Fixed Account Plus to other investment options under the Contract. You may not request a specific percentage of any withdrawal be deducted solely from the automatic allocation to Fixed Account Plus. Rather, any withdrawal reduces the automatic allocation to Fixed Account Plus in the same proportion that the withdrawal reduces your Account Value.
Asset Rebalancing Program.
If you elected IncomeLOCK Plus, you are automatically enrolled in an automatic asset rebalancing program, with quarterly rebalancing, because market performance and withdrawal activity may result in allocations inconsistent with the investment restrictions noted above. We will also initiate immediate rebalancing in accordance with your automatic asset rebalancing instructions, after any of the following transactions:
•
Any transfer or reallocation you initiate; or
•
Any withdrawal you initiate.
If you initiate any transfer or reallocation, you must also at that time modify the automatic asset rebalancing instructions. Automatic transfers or Systematic Withdrawals will not result in immediate rebalancing but will wait until the next scheduled quarterly rebalancing.
Each Benefit Quarter, we will rebalance the Contract in accordance with the most current automatic asset rebalancing instructions on file. We will not rebalance your investment in Fixed Account Plus if it would result in the balance in Fixed Account Plus decreasing below the 15% or 20% automatic allocation referenced above. If at any point for any reason, the automatic asset rebalancing instructions would result in allocations inconsistent with the restrictions, we will revert to your last instructions on file that are consistent with the restrictions whether for rebalancing or for allocation of a Purchase Payment and implement those at the next balancing. See the “IncomeLOCK Plus Features — Asset Rebalancing Program” section of this Appendix for additional details of the automatic rebalancing program.
See the “IncomeLOCK Plus Features — Additional Important Information about IncomeLOCK Plus” section in this Appendix for information about your Living Benefit.
IncomeLOCK Plus Options
If you elected IncomeLOCK +8, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.
Calculation of the Value of each Component of the Benefit
The calculation of the initial Benefit Base for IncomeLOCK +6 with Endorsement Dates prior to December 26, 2012 and for IncomeLOCK +8 with Endorsement Dates prior to February 25, 2013 is set forth below. If you elected IncomeLOCK Plus on or after December 26, 2012, see the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
The calculation of other components of the Living Benefit, including the Income Credit Period, the Anniversary Value, the Income Credit Base, the Income Credit (if you elected IncomeLOCK +6), the MAWA and Excess Withdrawals, is calculated as set forth in the section of this Appendix titled “Calculation of the Value of each Component of the Benefit” under the heading “IncomeLOCK Plus — IncomeLOCK Plus Options.”
First, we determine the initial Benefit Base. If IncomeLOCK Plus was selected prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1.5 million without our prior approval. If IncomeLOCK Plus is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK Plus was selected prior to December 26, 2012, certain Purchase Payments received during the first five years after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base, as follows:
1.
100% of Purchase Payments received in the first contract year; and
2.
Purchase Payments received in each of contract years 2-5, capped each year at an amount equal to 200% of the Purchase Payments received in contract year 1.
For example, if you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for contract years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.
Any Purchase Payments made after your Endorsement Date (if IncomeLOCK Plus was selected after Contract issue), or any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year (if IncomeLOCK Plus is selected at Contract issue) are considered Ineligible Purchase Payments, and are not included in the Benefit Base.
If IncomeLOCK +8 was selected on December 26, 2012 through February 24, 2013, certain Purchase Payments received during the first year after your Contract issue date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base.
Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
The Benefit Base is increased by each subsequent Eligible Purchase Payment and is reduced proportionately for Excess Withdrawals.
If you elect IncomeLOCK +8, the Income Credit is 8% of the Income Credit Base, on each Benefit Anniversary during the Income Credit Period. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second Benefit Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income

Credit to be added to your Benefit Base on your third Benefit Anniversary.
See “IncomeLOCK Plus Options — Cancellation of IncomeLOCK Plus” under the heading “IncomeLOCK Plus” for information on how you may cancel your Living Benefit.
Automatic Termination of IncomeLOCK Plus
In addition to the termination events discussed in this Appendix in the section titled “IncomeLOCK Plus Options — Automatic Termination of IncomeLOCK Plus” under the heading “IncomeLOCK Plus”, the feature and its corresponding fees will automatically and immediately terminate upon the occurrence of one of the following:
1.
The Contract Owner elects to take a loan from the Contract while the benefit is in effect.
2.
The Contract Owner elects to add Guided Portfolio Services or Guided Portfolio Advantage while the benefit is in effect.
Surrender of Account Value
If you have elected IncomeLOCK +8, no Income Credit will be included in the calculation of the Benefit Base when an RMD is taken.
Loans
If you elected IncomeLOCK Plus prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
IncomeLOCK
IncomeLOCK, a Living Benefit, is no longer offered. If you elected IncomeLOCK, the following provisions are applicable to this feature.
In addition to the defined terms in the prospectus, the following defined terms are applicable to the IncomeLOCK Living Benefit:
Anniversary Value — the Account Value minus any Ineligible Purchase Payments, as measured on any Benefit Anniversary during the MAV Evaluation Period.
Maximum Anniversary Value (“MAV”) Evaluation Period — the period beginning on the Endorsement Date and ending on the 10th Benefit Anniversary for IncomeLOCK.
Minimum Withdrawal Period (“MWP”) — the minimum period over which you may take withdrawals under IncomeLOCK, if withdrawals are not taken under the lifetime withdrawal option.
Extension Offer
The information below is important to you if you purchased a Contract between May 1, 2006 and July 5, 2010 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial professional.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2006 and July 5, 2010 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.65%	0.90%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
The information below is important to you if you purchased a Contract between July 6, 2010 and April 30, 2012 and you elected the IncomeLOCK living benefit. As described this Appendix, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount (MAWA) in effect at the end of the MAV Evaluation Period. However, your Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future. As with all important financial decisions, we recommend that you discuss this with your financial advisor.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between July 6, 2010 and April 30, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.70%	0.95%
As a reminder, you also have the option to cancel your IncomeLOCK living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your IncomeLOCK living benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for Contracts purchased between May 1, 2012 and July 2, 2012 are detailed below. The MAV Evaluation Period may be extended for an additional 10-year period.
As long as your Living Benefit endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages applicable to the Living Benefit selected.
If you elect the Extension, the IncomeLOCK fee will be increased by 0.25% as follows:
Current Maximum Annual Fee Rate	Annual Fee Rate After Extension
0.90%	1.15%
As a reminder, you also have the option to cancel your IncomeLOCK Living Benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your
IncomeLOCK Living Benefit, you will no longer receive the guarantees of IncomeLOCK and you will no longer be charged the fee.
Fee Table
The IncomeLOCK fee is calculated as a percentage of the Benefit Base.4
Fee Period	Maximum Annual Fee Rate
All years	0.90%[5]
The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.
IncomeLOCK Features
IncomeLOCK provides for an automatic lock-in of the Contract’s highest Anniversary Value during the first ten years from the Endorsement Date (or twenty years, if the benefit is extended). You have the flexibility to receive income under the benefit when and how you need it. Each year, you can withdraw up to 5%, 7% or 10% of your Benefit Base (the total guaranteed amount available for withdrawal), depending on when you take your first withdrawal. A guaranteed lifetime income of 5% is also available if you wait until the Benefit Anniversary following your 65th birthday to take your first withdrawal under the Living Benefit. The MAWP is as follows:
•	Before 5th Benefit Year anniversary:	5%
•	On or after 5th Benefit Year anniversary:	7%
•	On or after 10th Benefit Year anniversary:	10%
•	On or after 20th Benefit Year anniversary:	10%
•	On or after the Benefit Anniversary following your 65th birthday (for lifetime withdrawals):	5%

4
IncomeLOCK is an optional guaranteed minimum withdrawal benefit. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the benefit.
5
For IncomeLOCK endorsements with an Endorsement Date from July 6, 2010 to April 30, 2012, the maximum annual fee is 0.70%, and for IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010, the maximum annual fee is 0.65%. For IncomeLOCK endorsements with an Endorsement Date from May 1, 2012, to July 2, 2012, the maximum annual fee is 0.90%.

Investment Restrictions
As long as your IncomeLOCK endorsement remains in effect, we require that you allocate your investments in accordance with the applicable minimum and maximum percentages below. You may combine Variable Account Options from Groups A, B and C to create your personal investment portfolio. IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.
See “Investment Requirements For Optional Living Benefits” under “Appendix A – Funds Available Under the Contract” for the investment restrictions applicable to this optional Living Benefit.
We reserve the right to change the investment requirements at any time for prospectively issued Contracts. We may also revise the investment requirements for any existing Contract to the extent variable or fixed investment options are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements.
Additional Important Information about IncomeLOCK
If you take a loan after your IncomeLOCK Endorsement Date, the Living Benefit will automatically be terminated and you will lose any benefits that you may have had with this feature. Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Contract year without a surrender charge. See the “Fees and Charges” section of this prospectus.
Any withdrawals taken may be subject to a 10% tax penalty if you are under age 59½ at the time of the withdrawal. For information about how these features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions (“RMD”) and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. Withdrawals greater than the RMD determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of these features. In addition, if you have a qualified Contract, tax law and the terms of the plan may restrict withdrawal amounts. See the “Surrender of Account Value” section of this prospectus, including the section in this Appendix, and the “Federal Tax Matters” section of this prospectus.
Any amounts that we may pay under a Living Benefit in excess of your Account Value are subject to the Company’s financial strength and claims-paying ability.
IncomeLOCK Components
The benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the Contract Owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the Benefit Anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the benefit immediately following the date the IncomeLOCK endorsement is issued for your Contract. See “Surrender of Account Value” in this Appendix for more information regarding the effects of withdrawals on the components of IncomeLOCK and a description of the effect of RMDs on the Living Benefit.
The table below is a summary of the IncomeLOCK feature and applicable components of the benefit.
Withdrawal	MAWP Prior to any Extension	Initial MWP Prior to Any Extension	MAWP if Extension is Elected
Before 5th Benefit Anniversary	5%	20 Years	5%
On or after 5th Benefit Anniversary	7%	14.28 Years	7%
On or after 10th Benefit Anniversary	10%	10 Years	7%
On or after 20th Benefit Anniversary	10%	10 Years	10%
On or after the Benefit Anniversary following Contract owner’s 65th birthday.	5%	Life of the Contract Owner[6]	5%
Calculation of the value of each component of the Benefit
First, we determine the Benefit Base. If IncomeLOCK was selected after Contract issue and prior to May 1, 2012, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK was selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000.
In addition, if IncomeLOCK was selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK was selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered

6
Lifetime withdrawals are available so long as your withdrawals remain within the 5% MAWP indicated above. If withdrawals exceed the 5% MAWP in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the MWP and MAWP listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.
On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year’s Anniversary Value. Other than reductions made for withdrawals (including Excess Withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the “Surrender of Account Value” section in this Appendix.
Second, we consider the MAV Evaluation Period, which begins on the Endorsement Date and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.
Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.
Fourth, we determine the MAWA, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable MAWP is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the MAWA is recalculated on that Benefit Anniversary using the applicable MAWP multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the MAWA will be recalculated by multiplying the new Benefit Base by the applicable MAWP.
Lastly, we determine the MWP, which is the minimum period over which you may take withdrawals under this feature. The initial MWP is calculated when withdrawals under the benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the MAWA. See the summary table above for initial MWPs. The MWPs will be reduced due to Excess Withdrawals. For effects of withdrawals on the MWP, see the “Surrender of Account Value” section of this prospectus.
An Advisory Program is not available with the IncomeLOCK Living Benefit. If you sign up for an Advisory Program, the IncomeLOCK Living Benefit will be terminated.
Cancellation of IncomeLOCK
IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.
Automatic Termination of IncomeLOCK
The feature automatically terminates upon the occurrence of one of the following:
1.
The MWP has been reduced to zero unless conditions for lifetime withdrawals are met; or
2.
Full or partial annuitization of the Contract; or
3.
Full surrender of the Contract; or
4.
A death benefit is paid; or
5.
You elect to take a loan from the Contract; or
6.
Your spousal Beneficiary elects to continue the Contract without IncomeLOCK; or
7.
You elect to participate in an Advisory Program.
Lifetime withdrawals will not be available in the event of:
1.
An ownership change which results in a change of the older Contract Owner;7 or
2.
Withdrawals prior to the Benefit Anniversary following the 65th birthday of the Contract Owner; or
3.
Death of the Contract Owner; or
4.
A withdrawal in excess of the 5% MAWA.8
Surrender of Account Value
The timing and amount of withdrawals will affect the amounts received under IncomeLOCK as set forth below in greater detail.
The amount of any withdrawal for IncomeLOCK which exceeds the MAWA because of RMDs required to comply with the

7
If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.
8
However, if an RMD withdrawal for this Contract exceeds the MAWA, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the “Surrender of Account Value” section in this prospectus.

minimum distribution requirements of the Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:
1.
No withdrawals in addition to the RMD are taken in that same year;
2.
Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;
3.
If the Endorsement Date is on or before the Required Beginning Date (RBD) of the RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70½ (or age 72, if applicable), or retire, if applicable; and
4.
You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year’s RMD amount.
Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining MWP.
Withdrawals made under IncomeLOCK are treated like any other withdrawals under the Contract for purposes of calculating taxable income, reducing the Account Value, deducting applicable surrender charges or market value adjustments, applying fixed account withdrawal restrictions or free withdrawal amounts and any other features, benefits and conditions of the Contract. The sum of withdrawals in any Benefit Year up to the MAWA will not be assessed a surrender charge.
The MAWA, Benefit Base and MWP may change over time as a result of the timing and amounts of withdrawals.
If you elect to begin withdrawals prior to the Benefit Anniversary following your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the MAWA is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the MWP in amounts up to the MAWA as described above, based on when you made your first withdrawal and reduced by withdrawals already taken.
Total withdrawals in any Benefit Year equal to or less than the MAWA reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the MAWA are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the MAWA; or 2) any withdrawal in a Benefit
Year taken after the MAWA has been withdrawn. Excess Withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the Account Value on the next Benefit Anniversary after the Excess Withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the MAWA will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your MAWA.
The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below.
Account Value: Any withdrawal reduces the Account Value by the amount of the withdrawal.
Benefit Base: Withdrawals reduce the Benefit Base as follows:
1.
All withdrawals up to the MAWA, and any withdrawals in excess of the MAWA which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;
2.
Excess Withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:
(a)
is the Benefit Base immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal, or;
(b)
is the Benefit Base immediately prior to the Excess Withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the Excess Withdrawal is reduced by the amount of the Excess Withdrawal.
Maximum Annual Withdrawal Amount (MAWA): The MAWA will be adjusted as follows:
1.
If there are no Excess Withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.
2.
If there are Excess Withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new MWP on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.
Minimum Withdrawal Period (MWP): The MWP is calculated as follows:
1.
If there are no Excess Withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.
2.
If there are Excess Withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an Excess Withdrawal will cancel that period and the new MWP will be determined by dividing the new Benefit Base by the new MAWA.
If your Account Value is Reduced to Zero
If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:
(1)
In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the benefit; or,
(2)
If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.
Extending the MAV Evaluation Period
At the end of the MAV Evaluation Period, as long as the benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and MAWP, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.
If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Anniversaries. However, you can continue to take the MAWA in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV
Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.
Death Benefits
Spousal Beneficiary
Upon the death of the Contract Owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following “qualified” plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner’s death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.
Non-Spousal Beneficiary
Upon the death of the Contract Owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your nonspousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the MWP remaining is greater than zero, a nonspousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the MWP and MAWP shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.
Loans
If you elected IncomeLOCK prior to December 26, 2012 and then take a loan while your Living Benefit is in effect, the Living Benefit will automatically terminate and you will lose any benefits that you may have had with these features.
Examples
IncomeLOCK +6 Examples
The five examples below demonstrate the operation of the IncomeLOCK +6 features.
Example 1:
Assume you elect IncomeLOCK elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($6,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $106,000 = $5,300). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,300 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $106,000 = $4,240). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,240 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,300
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$125,080	$118,000	$7,080	$6,254
4th	$110,000	$132,160	$118,000	$7,080	$6,608
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$159,000	$150,000	$9,000	$7,950

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $159,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $7,950 (5% of the $159,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $7,950 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $159,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $159,000 = $6,360). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,360 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +6, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($7,950), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $7,950), or $4,980. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,950. Your Account Value after this portion of the withdrawal is $101,460 ($109,410 — $7,950), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,980 / $101,460 = 4.91%). The Benefit Base is adjusted to $151,193, or $159,000 x 95.09%. The Income Credit Base is adjusted to $142,635 or $150,000 x

95.09%. Your new Income Credit is 6% of your new Income Credit Base (6% x $142,635), which equals $8,558. Your new MAWA is your Benefit Base multiplied by your MAWP ($151,193 x 5%), which equals $7,560. Therefore, if you do not take additional excess withdrawals, you may take up to $7,560 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $151,193, then your Protected Income Payment is 4% of the Benefit Base (4%x$151,193=$6,048). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,048 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$103,000	$154,000	$100,000	$6,000	$8,470
10th	$103,000	$160,000	$100,000	$6,000	$8,800
11th	$103,000	$166,000	$100,000	$6,000	$9,130

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($172,000 = $166,000 + $6,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +6 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$106,000	$100,000	$6,000	$5,830
2nd	$103,000	$112,000	$100,000	$6,000	$6,160
3rd	$103,000	$118,000	$100,000	$6,000	$6,490
4th	$103,000	$124,000	$100,000	$6,000	$6,820
5th	$103,000	$130,000	$100,000	$6,000	$7,150
6th	$103,000	$136,000	$100,000	$6,000	$7,480
7th	$103,000	$142,000	$100,000	$6,000	$7,810
8th	$103,000	$148,000	$100,000	$6,000	$8,140
9th	$98,560	$151,000	$100,000	$3,000	$8,305
10th	$91,010	$152,000	$100,000	$1,000	$8,360
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $148,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $8,140 (5.5% of the $148,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,440 (3% of the $148,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,560 ($103,000 — $4,440). Your Net Income Credit Percentage equals 3% (6% — 3%). Therefore, your new Income Credit is 3% of your Income Credit Base (3% x $100,000), which is $3,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,560) or your Income Credit plus your current Benefit Base ($151,000 = $3,000 + $148,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $7,550 (5% of the $151,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $91,010 ($98,560 — $7,550). Your new Income Credit is 1% (6% — 5%) of your Income Credit Base (1% x $100,000), which is $1,000. Your Benefit Base is equal to the greatest of your Account Value ($91,010) or your Income Credit plus your current Benefit Base ($152,000 = $1,000 + $151,000).
On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $8,360 (5.5% of the $152,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,360 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $152,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $152,000 = $6,080). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,080 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK +8 Examples
The five examples below demonstrate the operation of the IncomeLOCK +8 features.
Example 1:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Account Value is $103,000.
Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st Contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000) which equals $8,000. On your 1st Contract anniversary, your Benefit Base is equal to the greatest of your current Benefit Base ($100,000), your Account Value ($103,000), or your Income Credit plus your current Benefit Base ($8,000 + $100,000). Assume your MAWA is 5%, then your MAWA if you were to start taking withdrawals after the 1st Contract anniversary is 5% of the Benefit Base (5% x $108,000 = $5,400). Therefore, as of your 1st Contract anniversary, you may take withdrawals of up to $5,400 each year as long as your Account Value is greater than zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage (“PIPP”) is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $106,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $108,000 = $4,320). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $4,320 each year as long as the Covered Person(s) is (are) alive.
Example 2 – Impact of Highest Anniversary Values:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your Account Values, Benefit
Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,400
2nd	$118,000	$118,000	$118,000	N/A*	$5,900
3rd	$107,000	$127,440	$118,000	$9,440	$6,372
4th	$110,000	$136,880	$118,000	$9,440	$6,844
5th	$150,000	$150,000	$150,000	N/A*	$7,500
6th	$145,000	$162,000	$150,000	$12,000	$8,100

* The Benefit Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current Anniversary Value, and the Benefit Base is not increased by the Income Credit.
On your 6th Contract anniversary, your Account Value is $145,000, and your Benefit Base is stepped-up to $162,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage (“MAWP”) is 5%, then your MAWA if you were to start taking withdrawals would be $8,100 (5% of the $162,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th Contract anniversary, you may take up to $8,100 each year as long as your accumulation value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $162,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $162,000 = $6,480). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,480 each year as long as the Covered Person(s) is(are) alive.
Example 3 – Impact of Withdrawals in Excess of MAWA:
Assume you elect IncomeLOCK +8, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th Contract anniversary. Account Values, Benefit Bases, Income Credit Bases, and Income Credits are as described in Example 2 above. Also assume that during your 7th Contract year, after your 6th Contract anniversary, your Account Value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your MAWA ($8,100), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your MAWA ($12,930 — $8,100), or $4,830. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,100. Your Account Value after this portion of the withdrawal is $101,310 ($109,410 — $8,100), but your Benefit Base and Income Credit Base are unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($4,830 / $101,310 = 4.77%). The Benefit Base is adjusted to $154,277, or $162,000 x 95.23%. The Income Credit Base is adjusted to $142,849 or $150,000 x

95.23%. Your new Income Credit is 8% of your new Income Credit Base (8% x $142,849), which equals $11,428. Your new MAWA is your Benefit Base multiplied by your MAWP ($154,277 x 5%), which equals $7,714. Therefore, if you do not take additional excess withdrawals, you may take up to $7,714 each year as long as your Account Value is greater than zero. Assume your Protected Income Payment Percentage is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $154,277, then your Protected Income Payment is 4% of the Benefit Base (4%x$154,277=$6,171). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,171 each year as long as the Covered Person(s) is(are) alive.
Example 4 – Impact of Guaranteed Minimum Benefit Base:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$7,480
7th	$103,000	$156,000	$100,000	$8,000	$7,810
8th	$103,000	$164,000	$100,000	$8,000	$8,140
9th	$103,000	$172,000	$100,000	$8,000	$8,470
10th	$103,000	$180,000	$100,000	$8,000	$8,800
11th	$103,000	$188,000	$100,000	$8,000	$9,130
12th	$103,000	$200,000	$200,000	N/A*	$11,000

* The Benefit Base calculated based on 200% of the Purchase Payments made in the 1st Contract year is greater than the highest Anniversary Value and the Income Credit plus the Benefit Base; therefore, the Benefit Base and the Income Credit Base are increased to $200,000 on the 12th Contract anniversary.
On your 12th Contract anniversary, your Benefit Base is equal to the greatest of your Account Value ($103,000), your Income Credit plus your current Benefit Base ($196,000 = $188,000 + $8,000), or 200% of the Purchase Payments made in the 1st Contract year ($200,000 = 200% x 100,000). Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $11,000 (5.5% of the $200,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th Contract anniversary, you may take up to $11,000 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your
Benefit Base at the time your Account Value is reduced to zero remains at $200,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $200,000 = $8,000). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $8,000 each year as long as the Covered Person(s) is (are) alive.
Example 5 – Impact of Withdrawals without Maximum Anniversary Values:
Assume you elect IncomeLOCK +8 and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th Contract anniversary. Assume further that on your 1st Contract anniversary, your Account Value increases to $103,000, but through each subsequent Contract year, there is effectively 0% growth net of fees in your Account Value. Therefore, your Benefit Base and Income Credit Base do not increase due to a highest Anniversary Value. Assume that your Account Values, Benefit Bases, Income Credit Bases, Income Credits, and MAWA are as follows:
Contract Anniversary	Account Value	Benefit Base	Income Credit Base	Income Credit	MAWA
1st	$103,000	$108,000	$100,000	$8,000	$5,940
2nd	$103,000	$116,000	$100,000	$8,000	$6,380
3rd	$103,000	$124,000	$100,000	$8,000	$6,820
4th	$103,000	$132,000	$100,000	$8,000	$7,260
5th	$103,000	$140,000	$100,000	$8,000	$7,700
6th	$103,000	$148,000	$100,000	$8,000	$8,140
7th	$103,000	$156,000	$100,000	$8,000	$8,580
8th	$103,000	$164,000	$100,000	$8,000	$9,020
9th	$98,080	$169,000	$100,000	$5,000	$9,295
10th	$89,630	$172,000	$100,000	$3,000	$9,460
On your 8th Contract anniversary, your Account Value is$103,000, and your Benefit Base is stepped-up to $164,000 and your Income Credit Base remains unchanged. Assume your MAWP is 5.5%, then your MAWA if you were to start taking withdrawals would be $9,020 (5.5% of the $164,000 Benefit Base). Assume that during your 8th Contract year, after your 8th Contract anniversary, you make a withdrawal of $4,920 (3% of the $164,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 9th Contract anniversary will equal $98,080 ($103,000 — $4,920). Your Net Income Credit Percentage equals 5% (8% — 3%). Therefore, your new Income Credit is 5% of your Income Credit Base (5% x $100,000), which is $5,000, because of the withdrawal. Your Benefit Base is equal to the greatest of your Account Value ($98,080) or your Income Credit plus your current Benefit Base ($169,000 = $5,000 + $164,000). Assume that during your 9th Contract year, after your 9th Contract anniversary, you make another withdrawal of $8,450 (5% of the $169,000 Benefit Base) which is less than your MAWA. Then, your Account Value on your 10th Contract anniversary will equal $89,630 ($98,080 — $7,8450). Your new Income Credit is 3% (8% — 5%) of your Income Credit Base (3% x $100,000), which is $3,000. Your Benefit Base is equal to the greatest of your Account Value ($89,630) or your Income Credit plus your current Benefit Base ($172,000 = $3,000 + $169,000). On your 10th Contract anniversary, if your MAWP is 5.5%, your new MAWA will be $9,460 (5.5% of the $172,000 Benefit Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $9,460 each year as long as your Account Value is greater than zero. Assume your PIPP is 4% and your Benefit Base at the time your Account Value is reduced to zero remains at $172,000, then your Protected Income Payment is 4% of the Benefit Base (4% x $172,000 = $6,880). Therefore, if your Account Value is reduced to zero due to reasons other than an Excess Withdrawal, you are guaranteed an income of $6,880 each year as long as the Covered Person(s) is (are) alive.
IncomeLOCK Examples
The five examples below demonstrate the operation of the IncomeLOCK features.
Example 1:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 1st Benefit Anniversary
•
On your 1st Benefit Anniversary, your Account Value is $105,000
Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner’s 65th birthday and no withdrawal ever exceeds 5% of each year’s Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.
Example 2:
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.
Example 3 – The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount
•
You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit Anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 — The impact of withdrawals that are in excess of the maximum annual withdrawal amount:
•
You elect IncomeLOCK and you invest a single Purchase Payment of $100,000
•
You make no additional Purchase Payments
•
You make no withdrawals before the 5th Benefit anniversary

•
Your Benefit Anniversary Account Values and Benefit Base values are as follows:
Anniversary	Account Value	Benefit Base
1st	$105,000	$105,000
2nd	$115,000	$115,000
3rd	$107,000	$115,000
4th	$110,000	$115,000
5th	$120,000	$120,000
Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals $108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals $108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

Appendix C — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look
If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the
Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in
Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service Center.
California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look
The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service
Center.
Arkansas
Free Look
The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned.
The Free Look period is 60 days for a replacement.
New York
DCA Program	If the DCA Program is elected in Alaska, the Multi-Year Option is not available.	Alaska
DCA Program	If the DCA Program is elected in Oregon, the minimum required amount is $5,000.	Oregon
Death Benefit	Standard Death Benefit is paid on or after age 70	New York
Death Benefit
For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.
Florida
Surrender Charge
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to
Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
Oregon
Surrender Charge
For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.
Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax
For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified
Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-
Qualified Contracts based on total Purchase Payments when you begin the Payout Period.
South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
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Prospectus	Provision Availability or Variation	Issue State
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming

The Statement of Additional Information (SAI) contains additional information about the Contract, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI or submit inquiries by:
•
Mailing: VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105
•
Calling: 1-800-448-2542
•
Visiting: www.aigrs.com/prospectus-and-reports/annuities
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000040580 (For contracts purchased after December 29, 2006)
EDGAR Contract Identifier: C000004706 (For contracts purchased on or before December 29, 2006)
© 2022 American International Group, Inc.
All Rights Reserved.
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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL FIXED
AND VARIABLE DEFERRED ANNUITY CONTRACTS
PORTFOLIO DIRECTOR

STATEMENT OF ADDITIONAL INFORMATION

May 2, 2022
This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director dated May 2, 2022 (“Contracts”) and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained free of charge by calling or writing The Variable Annuity Life Insurance Company (the “Company”), at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at https://www.aigrs.com/prospectus-and-reports/annuities.

2

General Information about the Contract

Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract. The Contracts are non-participating and will not share in any of the profits of the Company.

General Information and History about VALIC and the Separate Account

Information about VALIC and the Separate Account, including their dates and forms of organization, as well as a description of VALIC’s business and other information, can be found under “About VALIC” and “About VALIC Separate Account A” in the section titled “General Information” of the prospectus.

Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the prospectus.

Services

Not applicable.

Custodian

VALIC acts as custodian of the Separate Account. VALIC has custody of all assets and cash of the Separate Account and handles the collection of proceeds of shares of the Funds bought and sold by the Separate Account.

Additional Information regarding Federal Tax Matters

Note: Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.
It is VALIC’s understanding, confirmed by Internal Revenue Service (‘‘IRS”) Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended (‘‘Code” or “IRC”) does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.
For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by
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non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).
Tax Consequences of Purchase Payments
403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.
For 2022, your elective deferrals are generally limited to $20,500. If available under the terms of your employer-sponsored plan, individuals with 15 or more years of service with certain qualifying employers may be eligible to contribute up to an additional $3,000 in deferrals, subject to certain limitations based upon prior such contributions and contributions generally. In addition, age-based “catch-up” contributions of up to $6,500 are permitted for individuals who will be age 50 by the end of the 2022 calendar year. When applicable, the additional contribution for individuals with 15 or more years of service with the employer, and the age-based catch-up, may be used in the same year. However, the 15-year contribution must be applied first. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $61,000, or up to 100% of “includible compensation” as defined in the Code for 403(b) plans. The 15-year contributions and age-based catch-up contributions generally are in addition to these limitations. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.
401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.
408(b) Individual Retirement Annuities (“408(b) IRAs” or “Traditional IRAs”). For 2022, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and are generally fully deductible in 2022 only by individuals who:
(i)
are not active Participants in another retirement plan, and are not married;
(ii)
are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple’s adjusted gross income is less than $204,000;
(iii)
are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $68,000; or
(iv)
are active Participants in another retirement plan, are married, and have adjusted gross income of less than $109,000.
Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses’ Contracts cannot exceed the lesser of $12,000 or 100% of the working spouse’s earned income, and no more than $6,000 may be contributed to either spouse’s IRA for any year. The $12,000 limit increases to $14,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).
You may be eligible to make nondeductible IRA contributions of an amount equal to the lesser of:
(i)
$6,000 ($7,000 if you are age 50 or older; $12,000 for you and your spouse’s IRAs, or $14,000 if you are both age 50 or older) or 100% of compensation; or
(ii)
your applicable IRA deduction limit.
You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.
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408A Roth Individual Retirement Annuities (“408A Roth IRAs” or “Roth IRAs”). For 2022, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and a full contribution may be made only by individuals who:
(i)
are unmarried and have adjusted gross income of less than $129,000; or
(ii)
are married and filing jointly and have adjusted gross income of less than $204,000.
The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $204,000 and $214,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $214,000. Similarly, the contribution is reduced for those who are single with modified AGI between $129,000 and $144,000, with no contribution for singles with modified AGI over $144,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.
All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.
457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.
This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2022, if the program is an eligible deferred compensation plan (an “EDCP”), you and your employer may contribute (and defer tax on) the lesser of $20,500 or 100% of your “includible” compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and, for governmental plans only, age-based catch-up deferrals up to $6,500 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.
The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer’s general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions and, where applicable, any trust under which the Contract may be held.
Simplified Employee Pension Plan (“SEP”). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees’ compensation. Employer contributions are excludable from employees’ taxable income. For 2022, the employer may contribute up to 25% of your eligible compensation or $61,000, whichever is less.
Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP (known as SARSEPs). Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2022, the limit is $20,500. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.
SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2022, employee salary reduction contributions cannot exceed $14,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.
Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.
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Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.
An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The assets invested in the Contract are owned by the employer and remain subject to the claims of the employer’s general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.
Tax Consequences of Distributions
403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:
(1)
attainment of age 59 ½;
(2)
severance from employment;
(3)
death;
(4)
disability;
(5)
qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon);
(6)
termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan); or
(7)
birth or adoption of a child (subject to limitations).
Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.
A plan under which a 403(b) annuity is held may impose additional restrictions.
As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:
(1)
distributions of Roth 403(b) contributions;
(2)
qualified distributions of earnings on Roth 403(b) contributions; and
(3)
other after-tax amounts in the Contract.
Distributions of Roth 403(b) contributions are tax-free. “Qualified” distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 ½, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer’s Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Generally, distributions of other after-tax contributions to the Contract are tax-free and earnings on them are taxed as ordinary income.
401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee’s after-tax contributions (investment in the Contract). If you or your Beneficiary receive a “lump sum distribution” (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities except that for plan years beginning after December 31, 2018, earnings on elective deferrals may be included in qualified hardship distributions from 401(k) plans. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for
6

such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.
408A Roth IRAs. “Qualified” distributions upon attainment of age 59 ½, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer’s first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.
457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non- governmental tax-exempt employer, otherwise made available to the recipient.
Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.
Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post- August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner’s investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Contract Owner’s investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.
Special Tax Consequences — Early Distribution
403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:
(1)
death;
(2)
disability;
(3)
separation from service after a Participant reaches age 55 (age 50 for public safety employees of a governmental plan) (only applies to 403(b), 401(a)/(k), and 403(a) plans);
(4)
separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 ½;
(5)
distributions that do not exceed the employee’s tax-deductible medical expenses for the taxable year of receipt;
(6)
distributions to an alternate payee pursuant to a domestic relations order;
(7)
qualifying disaster distributions; and
(8)
qualifying distributions upon the birth or adoption of a child.
Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.
Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:
(1)
distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;
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(2)
distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and
(3)
distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive weeks.
Other exceptions may be applicable under certain circumstances.
408A Roth IRAs. Distributions, other than “qualified” distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as for other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.
457 Plans. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 59 ½, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient’s gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax. The plan may impose additional restrictions on distributions.
Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 ½ under a nonqualified Contract, unless the distribution is:
(1)
to a Beneficiary on or after the Contract Owner’s death;
(2)
upon the Contract Owner’s disability;
(3)
part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 ½;
(4)
made under an immediate annuity contract; or
(5)
allocable to Purchase Payments made before August 14, 1982.
Special Tax Consequences — Required Distributions
403(b) Annuities. Generally, required minimum distributions are required to be distributed from both pre-tax and Roth amounts accumulated under the Contract. The Code requires that RMDs during the lifetime of the Participant generally commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 72 (or age 70½, for individuals born before July 1, 1949) or the calendar year in which the Participant retires.
In general, the amounts of RMDs must be determined under the IRS’ Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary not more than 10 years younger than the Participant, or if the Participant’s spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint and last survivor life expectancy. Different RMD rules apply to Contracts that are annuitized. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.
Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:
(i)
must begin to be paid when the Participant attains age 75 or retires, whichever is later; and
(ii)
the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the “50% rule”).
The 50% rule will not apply if a Participant’s spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of Code section 403(b)(10).
Upon the Participant’s death, any remaining amounts in the Contract must be distributed in accordance with the RMD requirements of federal income tax law. These distributions must be made over a time period that depends on whether the death occurs before the RMDs were required to begin, the type of Beneficiary and whether the beneficiary is the participant’s surviving spouse. The information provided below applies to Participants who die after 2019 (after 2021 for certain governmental and collectively bargained retirement plans). For Participants’ deaths prior to such dates, individuals should consult their personal tax advisor regarding the applicable after-death RMD requirements.
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If a Beneficiary is a “designated beneficiary” (other than an EDB, described below), the entire amount in the Contract must be distributed within 10 years after the Participant’s death.
If the Beneficiary is an eligible designated beneficiary (“EDB”), Contract amounts generally either must be paid to the Beneficiary within 10 years after the Participant’s death, or must begin by December 31st of the year following the year of death and be paid over the lifetime or single life expectancy of the Beneficiary. Exceptions to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Eligible designated Beneficiaries are generally designated beneficiaries who are also:
•
the surviving spouse of the plan participant or IRA owner;
•
a minor child of the plan participant or IRA owner;
•
a qualifying disabled or chronically ill beneficiary; or
•
an individual who is not more than ten years younger than the Participant or IRA owner;
If the Beneficiary is not a designated beneficiary, the Beneficiary must receive the entire amount in the Contract within 5 years after the Participant’s death.
Additional rules, requirements and exceptions may apply. Individuals should consult their personal tax advisor.
A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you have purchased the IncomeLOCK or IncomeLOCK Plus benefit option, the calculation of the required minimum distribution may include the value of the IncomeLOCK or IncomeLOCK Plus and may increase the amount of the required minimum distribution. IncomeLock and IncomeLock Plus benefit options are no longer available for purchase.
401(a)/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:
(1)
there is no exception for pre-1987 amounts; and
(2)
there is no available postponement past April 1 of the calendar year following the calendar year in which age 72 (or age 70½, as applicable) is attained.
A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner’s lifetime, but generally do apply after the Contract Owner’s death.
A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.
Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner’s lifetime, and generally do not limit the duration of annuity payments.
However, at the Contract Owner’s death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in
9

effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Tax-Free Rollovers, Transfers and Exchanges
403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.
401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.
408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.
408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.
Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.
408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.
457 Plans. Tax-free transfer of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.
Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.
Effect of Tax-Deferred Accumulations
The chart below compares the results from contributions made to:
•
A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
•
A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and
•
Taxable accounts such as savings accounts.
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This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as “Taxable Account”); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as “Nonqualified Contract Tax-Deferred Annuity”); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as “Tax-Deferred Annuity”). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges or any advisory fees paid to financial intermediaries from contract value or other assets of the owner, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 ½. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.
Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.
To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.
By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:
Paycheck Comparison
	Tax-Favored Retirement Program	Taxable Account
Annual amount available for savings before federal taxes	$2,400	$2,400
Current federal income tax due on Purchase Payments	0	$(600)
Net retirement plan Purchase Payments	$2,400	$1,800
This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such
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as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.
Foreign Account Tax Compliance Act (“FATCA”)
U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.
Other Withholding Tax
A non-resident Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Exchange Privilege

In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.
Exchanges From Independence Plus Contracts
(UIT-585 and UITG-585)
Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under “Surrender Charge” in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.
Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.
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Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.
Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From V-Plan Contracts
(IFA-582 and GFA-582)
Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 ½. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.
If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.
Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.
Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.
Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From SA-1 and SA-2 Contracts
(GUP-64, GUP-74, GTS-VA)
Agents’ and Managers’ Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company’s Agents’ and Managers’ Retirement Plan (“Plan”). We grant to participants in the Plan the right to
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effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.
Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:
•
Remain in the SA-1 Contract and Independence Plus Contract.
•
Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or
•
Transfer all current assets and future Purchase Payments to Portfolio Director.
If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.
Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.
Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director (“Exchanged Amount”). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.
Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on
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the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See “Separate Account Charges” and “Separate Account Expense Reimbursement” in the prospectus.)
Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a “grandfathering” arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.
Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From Impact Contracts
(UIT-981)
Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.
Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.
Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. Three fixed investment options are also available.
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Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.
Exchanges From Compounder Contracts
(C-1-75 AND IFA-78)
Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.
Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.
Investment Options. There are no variable investment alternatives provided under Compounder Contracts.
Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no “betterment of rates” provision.
Information That May Be Applicable To Any Exchange
Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the “betterment of rates” provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.
To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant’s death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.
Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.
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Group Unallocated Contracts. We do not allow exchanges from group unallocated Contracts.

Calculation of Surrender Charge

The surrender charge is discussed in the prospectus under “Fees and Charges — Surrender Charge.” Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:
Illustration of Surrender Charge on Total Surrender
Example 1.
Transaction History
Date	Transaction	Amount
10/1/94	Purchase Payment	$10,000
10/1/95	Purchase Payment	$5,000
10/1/96	Purchase Payment	$15,000
10/1/97	Purchase Payment	$2,000
10/1/98	Purchase Payment	$3,000
10/1/99	Purchase Payment	$4,000
12/31/99	Total Purchase Payments (Assumes Account Value is $50,000)	$39,000
12/31/99	Total Surrender
Surrender Charge is lesser of (a) or (b):
a.	Surrender Charge calculated on 60 months of Purchase Payments
	1.	Surrender Charge against Purchase Payment of 10/1/94	$0
	2.	Surrender Charge against Purchase Payment of 10/1/95	$250
	3.	Surrender Charge against Purchase Payment of 10/1/96	$750
	4.	Surrender Charge against Purchase Payment of 10/1/97	$100
	5.	Surrender Charge against Purchase Payment of 10/1/98	$150
	6.	Surrender Charge against Purchase Payment of 10/1/99	$200
		Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6)	$1,450

b.	Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
	Account Value at time of surrender	$50,000
	Less 10% not subject to Surrender Charge	-5,000
	Subject to Surrender Charge	45,000
		x.05
	Surrender Charge based on Account Value	$2,250	$2,250

c.	Surrender Charge is the lesser of a or b		$1,450
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Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender
Example 2.
Transaction History (Assumes No Interest Earned)
Date	Transaction	Amount
10/1/94	Purchase Payment	$10,000
10/1/95	Purchase Payment	5,000
10/1/96	Purchase Payment	15,000
10/1/97	Purchase Payment	2,000
10/1/98	Purchase Payment	3,000
10/1/99	Purchase Payment	4,000
12/31/99	10% Partial Surrender (Assumes Account Value is $39,000)	3,900
2/1/00	Full Surrender	35,100
a.
Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]
b.
The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 — $3,900 = $35,100
c.
The Surrender Charge calculated on the Account Value withdrawn $35,100 × .05 = $1,755
d.
Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 × (0.05) = $1,450.

Purchase Unit Value

Purchase Unit value is discussed in the prospectus under “Purchase Period.” The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:
Gross Investment Rate
=	(equals)
The Division’s investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
÷	(divided by)
The value of the Division for the immediately preceding day on which the values are calculated.
We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:
Net Investment Rate
=	(equals)
Gross Investment Rate (calculated in Step 1)
–	(minus)
Separate Account charges.
Step 3: Determine Purchase Unit Value for that day.
Purchase Unit Value for that day.
=	(equals)
Purchase Unit Value for immediate preceding day.
18

×	(multiplied by)
Net Investment Rate (as calculated in Step 2) plus 1.00.
The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):
Illustration of Calculation of Purchase Unit Value
Example 3.
1.	Purchase Unit value, beginning of period	$1.800000
2.	Value of Fund share, beginning of period	$21.200000
3.	Change in value of Fund share	$.500000
4.	Gross investment return (3)÷(2)	.023585
5.	Daily separate account fee*	.000027
*Fee of 1% per annum used for illustrative purposes.
6.	Net investment return (4)—(5)	.023558
7.	Net investment factor 1.000000+(6)	1.023558
8.	Purchase Unit value, end of period (1)×(7)	$1.842404
Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)
Example 4.
1.	First Periodic Purchase Payment	$100.00
2.	Purchase Unit value on effective date of purchase (see Example 3)	$1.800000
3.	Number of Purchase Units purchased (1)÷(2)	55.556
4.	Purchase Unit value for valuation date following purchase (see Example 3)	$1.842404
5.	Value of Purchase Units in account for valuation date following purchase (3)×(4)	$102.36

Calculation of MVA Option

The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract’s date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract’s date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.
The market value adjustment is determined by the formula below, using the following factors:
•
A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;
•
B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;
•
N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and
•
The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.
The market value adjustment will equal:
The amount surrendered or transferred out prior to the end of the MVA term multiplied by:
[(1+A)/(1+B+0.005)](N/12) - 1
The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.
19

Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

Payout Payments

Assumed Investment Rate
The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3½% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3½% rate described here as follows: 3%, 4½%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.
Amount of Payout Payments
The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.
The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3½%, 4% and 5% per annum (3½% in the group Contract).
The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.
In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3½% or other Assumed Investment Rate referred to above.
Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3½% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1½ percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2½ percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.
Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.
Payout Unit Value
The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See “Purchase Period” in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under “Payout Period.”
20

The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.
Illustration of Calculation of Payout Unit Value
Example 8.
1.	Payout Unit value, beginning of period	$.980000
2.	Net investment factor for Period (see Example 3)	1.023558
3.	Daily adjustment for 3 ½% Assumed Investment Rate	.999906
4.	(2)x(3)	1.023462
5.	Payout Unit value, end of period (1)x(4)	$1.002993
Illustration of Payout Payments
Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain
1.	Number of Purchase Units at Payout Date	10,000.00
2.	Purchase Unit value (see Example 3)	$1.800000
3.	Account Value of Contract (1)×(2)	$18,000.00
4.	First monthly Payout Payment per $1,000 of Account Value	$5.63
5.	First monthly Payout Payment (3)×(4)÷1,000	$101.34
6.	Payout Unit value (see Example 8)	$.980000
7.	Number of Payout Units (5)÷(6)	$103.408
8.	Assume Payout Unit value for second month equal to	$.997000
9.	Second monthly Payout Payment (7)×(8)	$103.10
10.	Assume Payout Unit value for third month equal to	$.953000
11.	Third monthly Payout Payment (7)×(10)	$98.55

Distribution of Variable Annuity Contracts

The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.
The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority (“FINRA”).
AIG Capital Services, Inc. (formerly, SunAmerica Capital Services, Inc. (“AIGCS” or the “Distributor”)), is the distributor for VALIC Separate Account A. The Distributor, an affiliate of the Company due to common ownership, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367. The Distributor is a Delaware corporation and a member of FINRA.
VALIC financial professionals who sell the Contracts will be compensated for such sales by commissions ranging up to 5.0% of each first-year Purchase Payment. The financial professional will receive commissions of up to 0.85% for level Purchase Payments in subsequent years and up to 5.0% on increases in the amount of Purchase Payments in the year of increase. During the first two years of employment, financial professionals may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments.
Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid for Portfolio Director for the years 2019, 2020 and 2021 totaled $88,484,176, $88,344,721, and $81,976,145, respectively. The Distributor retained $0 in commissions for Portfolio Director for those same years.
21

Experts

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company (“VALIC”).
You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019, call us at 1-800-448-2542, or visit https://www.aigrs.com/prospectus-and-reports/annuities. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.
The following financial statements are included on Form N-VPFS filed on April 25, 2022 have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
•
The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2021 and for each of the two years in the period ended December 31, 2021
•
The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2021 and December 31, 2020 and for each of the three years in the period ended December 31, 2021
•
The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2021 and December 31, 2020 and for each of the three years in the period ended December 31, 2021

Comments on Financial Statements

The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.
Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.
© 2022 American International Group, Inc.
All Rights Reserved.
22

Part C — Other InformatiON
Item 27.

Exhibit Number	Description	Location
(a)(1)
Resolutions adopted by The Variable Annuity
Life Insurance Company Board of Directors
at its Annual Meeting of April 18, 1979,
establishing The Variable Annuity Life
Insurance Company Separate Account A.

Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(a)(2)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(b)	Custodian Agreements.	Not Applicable.
(c)(1)	Distribution Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and AIG Capital Services, Inc. effective December 31, 2018.
Incorporated by reference to Post-Effective Amendment
No. 26 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2019, Accession No. 0001193125-19-128514.

(d)(1)	Specimen Individual Annuity Contract. (Form UIT-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(2)	Specimen Group Annuity Contract. (Form UITG-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(3)	Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(4)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(5)	Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(6)	Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(7)	Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance.
Incorporated by reference to Post-Effective Amendment
No. 11 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 1997, Accession No. 0000950129-97-005374.

(d)(8)	Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897).
Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 17, 1998, Accession No. 0000950129-98-005074.

Exhibit Number	Description	Location
(d)(9)	Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798).
Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 17, 1998, Accession No. 0000950129-99-001733.

(d)(10)	Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798).
Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 17, 1998, Accession No. 0000950129-99-001733.

(d)(11)	Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798).
Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 17, 1998, Accession No. 0000950129-99-001733.

(d)(12)	Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302).
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(d)(13)	Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802).
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(d)(14)	Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802).
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(d)(15)	Form of Guaranteed Minimum Withdrawal Benefit Endorsement.
Incorporated by reference to Post-Effective Amendment
No. 27 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 28,
2020.

(d)(16)	Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.
Incorporated by reference to Post-Effective Amendment
No. 13 to Form N-4 (File No. 333-137942/811-03240) of
The Variable Annuity Life Insurance Company Separate
Account A filed on February 17, 2011, Accession
No. 0001193125-11-039089.

(d)(17)	Death Benefit Endorsement.
Incorporated by reference to Post-Effective Amendment
No. 39 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 2,
2011, Accession No. 0001193125-11-120782.

(d)(18)	Guaranteed Minimum Withdrawal Benefit Endorsement (Extension Offer).
Incorporated by reference to Post-Effective Amendment
No. 47 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 29,
2016, Accession No. 0001193125-16-569591.

(d)(19)	Contract Endorsement Form.
Incorporated by reference to Post-Effective Amendment
No. 27 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 28,
2020, Accession No. 0001683863-20-006208.

Exhibit Number	Description	Location
(e)(1)(i)
Specimen Application for Portfolio
Director/Portfolio Director 2/Portfolio
Director Plus Fixed and Variable Annuity for
use with all plan types except Individual
Retirement Annuities (IRA), Simplified
Employee Pension Plan (SEP), and
Non-Qualified Deferred Annuities (NQDA).

Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(e)(1)(ii)
Specimen Application for Portfolio
Director/Portfolio Director 2/Portfolio
Director Plus Fixed and Variable Annuity for
use with Individual Retirement Annuities
(IRA), Simplified Employee Pension Plans
(SEP), and Non-Qualified Deferred
Annuities (NQDA).

Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(e)(2)	Specimen Group Master Application.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(e)(3)	Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except individual non-qualified deferred annuities.
Incorporated by reference to Post-Effective Amendment
No. 31 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2006, Accession No. 0001193125-06-094684.

(e)(4)	Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use only with after-tax individual non-qualified deferred annuities.
Incorporated by reference to Post-Effective Amendment
No. 31 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2006, Accession No. 0001193125-06-094684.

(e)(5)	Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with participants in group contracts.
Incorporated by reference to Post-Effective Amendment
No. 31 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2006, Accession No. 0001193125-06-094684.

(e)(6)	Specimen Group Master Application.
Incorporated by reference to Post-Effective Amendment
No. 31 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2006, Accession No. 0001193125-06-094684.

(f)(1)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(2)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(3)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006.
Incorporated by reference to Initial Form N-4 (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
October 11, 2006, Accession No. 0001193125-06-206012.

(g)	Reinsurance Contracts.	Not Applicable.
(h)(1)(i)	Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 28,
1996, Accession No. 0000950129-96-001391.

Exhibit Number	Description	Location
(h)(1)(ii)	Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998.
Incorporated by reference to Post-Effective Amendment
No. 14 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
September 1, 1998, Accession No. 0000950129-98-003727.

(h)(2)(i)	Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000.
Incorporated by reference to Post-Effective Amendment
No. 18 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 3, 2000, Accession No. 0000950129-00-005232.

(h)(2)(ii)	Amendment to Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, LLC. dated January 1, 2021.	Filed herewith.
(h)(2)(iii)	Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc.
Incorporated by reference to Post-Effective Amendment
No. 18 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 3, 2000, Accession No. 0000950129-00-005232.

(h)(3)(i)	Form of Participation Agreement among The Variable Annuity Life Insurance Company, Forum Funds and Holland Capital Management LLC dated as of January 28, 2010.
Incorporated by reference to Post-Effective Amendment
No. 38 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2010, Accession No. 0001193125-10-102286.

(h)(3)(ii)	Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000.
Incorporated by reference to Post-Effective Amendment
No. 18 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 3, 2000, Accession No. 0000950129-00-005232.

(h)(4)(i)	Form of Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of November 1, 2011.
Incorporated by reference to Post-Effective Amendment
No. 40 to Form N-4 (File No. 033-75292/811-03240) of
The Variable Annuity Life Insurance Company Separate
Account A filed on November 1, 2011, Accession
No. 0001193125-11-290536.

(h)(4)(ii)	Amendment to Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of January 1, 2021.	Filed herewith.
(h)(4)(iii)
Form of Administrative Services Agreement
between Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Variable
Annuity Life Insurance Company and
American General Distributors, Inc. dated as
of November 1, 2011.

Incorporated by reference to Post-Effective Amendment
No. 40 to Form N-4 (File No. 033-75292/811-03240) of
The Variable Annuity Life Insurance Company Separate
Account A filed on November 1, 2011, Accession
No. 0001193125-11-290536.

(h)(5)(i)	Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.
Incorporated by reference to Post-Effective Amendment
No. 41 to Form N-4 (File No. 033-75292/811-03240) of
The Variable Annuity Life Insurance Company Separate
Account A filed on April 30, 2012, Accession
No. 0001193125-12-194972.

(h)(5)(ii)	Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.
Incorporated by reference to Post-Effective Amendment
No. 25 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2018, Accession No. 0001193125-18-143409.

(h)(5)(iii)	Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of January 1, 2021.	Filed herewith.

Exhibit Number	Description	Location
(h)(5)(iv)	Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.
Incorporated by reference to Post-Effective Amendment
No. 41 to Form N-4 (File No. 033-75292/811-03240) of
The Variable Annuity Life Insurance Company Separate
Account A filed on April 30, 2012, Accession
No. 0001193125-12-194972.

(h)(5)(v)	(B) Amendment to Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.
Incorporated by reference to Post-Effective Amendment
No. 25 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2018, Accession No. 0001193125-18-143409.

(h)(6)(i)	Participation Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.
Incorporated by reference to Post-Effective Amendment
No. 45 to Form N-4 (File No. 033-75292/811-03240) of
The Variable Annuity Life Insurance Company Separate
Account A filed on December 23, 2014, Accession
No. 0001193125-14-452203.

(h)(6)(ii)
Amendment to Participation Agreement
between The Variable Annuity Life
Insurance Company and T. Rowe Price
Investment Services, Inc., T. Rowe Price
Services, Inc. and T. Rowe Price Associates,
Inc. dated as of January 1, 2021.
Filed herewith.
(h)(6)(iii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.
Incorporated by reference to Post-Effective Amendment
No. 45 to Form N-4 (File No. 033-75292/811-03240) of
The Variable Annuity Life Insurance Company Separate
Account A filed on December 23, 2014, Accession
No. 0001193125-14-452203.

(h)(7)(i)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company dated as of April 29, 2016.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-4 Registration Statement (File
No. 333-201800/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 15, 2016, Accession No. 0001193125-16-794260.

(h)(7)(ii)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company effective as of April 29, 2022.	Filed herewith.
(h)(8)	Participation Agreement among VALIC Company I, American General Distributors, Inc. and The Variable Annuity Life Insurance Company.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File Nos
333-220957/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A, filed on
December 26, 2017, Accession No. 0001193125-17-378295.

(i)	Administrative Contracts.	Not Applicable.
(j)(1)(i)	General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company.
Incorporated by reference to Post-Effective Amendment
No. 26 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on August 12,
2005, Accession No. 0000354912-05-000047.

(j)(1)(ii)	Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006.
Incorporated by reference to Post-Effective Amendment
No. 32 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 11, 2006, Accession No. 0000354912-06-000040.

(k)(1)	Opinion of Counsel and Consent of Depositor.
Incorporated by reference to Post-Effective Amendment
No. 28 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
October 21, 2005, Accession No. 0001193125-05-205525.

Exhibit Number	Description	Location
(k)(2)	Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company.
Incorporated by reference to Post-Effective Amendment
No. 28 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
October 21, 2005, Accession No. 0001193125-05-205525.

(l)	Consent of Independent Registered Public Accounting Firm – PricewaterhouseCoopers LLP.	Filed herewith.
(m)	Omitted Financial Statements.	None.
(n)	Initial Capital Agreements.	Not Applicable.
(o)	Form of Initial Summary Prospectus.	Not Applicable.
(p)	Calculation of standard and nonstandard performance information.
Incorporated by reference to Post-Effective Amendment
No. 11 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 1997, Accession No. 0000950129-97-005374.

(q)(1)	Power of Attorney – The Variable Annuity Life Insurance Company.	Filed herewith.
(q)(2)	Power of Attorney – American Home Assurance Company.	Filed herewith.
(r)
Confidential Personal Data Form which
discloses Section 403(b)(11) withdrawal
restrictions as set forth in a no-action letter
issued by the SEC on November 28, 1988,
and which requires the signed
acknowledgement of participants who
purchase Section 403(b) annuities with
regard to these withdrawal restrictions.

Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement, File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

Item 28.  Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (1)	Director, Chairman, Chief Executive Officer, and President
Robert J. Scheinerman (4)	Director, Chief Executive Officer, Group Retirement
Elias F. Habayeb (4)	Director, Executive Vice President and Chief Financial Officer
Gilliane E. Isabelle (10)	Director, Senior Vice President and Chief Distribution Officer
Alireza Vaseghi (1)	Director, Senior Vice President and Chief Investment Officer
Emily W. Gingrich (1)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Michael P. Harwood (5)	Director and Senior Vice President
Jonathan J. Novak (2)	Chief Executive Officer, Institutional Markets
Jeffery A. Ferguson (4)	Executive Vice President and Chief Transformation Officer
Todd A. McGrath (4)	Executive Vice President and Chief Operating Officer
Michael J. Brodeur (4)	Executive Vice President
Eric S. Levy (4)	Executive Vice President
Christopher P. Filiaggi (9)	Senior Vice President and Life Controller
Katherine A. Anderson	Senior Vice President and Chief Risk Officer
David Ditillo (6)	Senior Vice President and Chief Information Officer
Kyle L. Jennings (4)	Senior Vice President and Chief Compliance Officer
Kara R. Boling (4)	Senior Vice President, Operations
Roger A. Craig (4)	Senior Vice President, General Counsel and Assistant Secretary
Frank A. Kophamel (5)	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Christopher V. Muchmore (3)	Senior Vice President, Chief Financial Officer, Individual Retirement

Names, Positions and Offices Held with Depositor
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Christine A. Nixon (3)	Senior Vice President
Sabyasachi Ray (1)	Senior Vice President
Justin J.W. Caulfield (12)	Vice President and Treasurer
Julie Cotton Hearne (4)	Vice President and Secretary
Mallary L. Reznik (3)	Vice President and Assistant Secretary
Lloyd J. Bellow (5)	Vice President and Tax Officer
Daniel R. Cricks (5)	Vice President and Tax Officer
Stephen G. Lunanuova (9)	Vice President and Tax Officer
Lisa K. Gerhart (5)	Vice President and Assistant Life Controller
Christina M. Haley (3)	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Aimy T. Tran (3)	Vice President, Product Filing
Mark Happe (4)	Vice President, 38a-1 Compliance Officer
Thomas Goodwin (4)	Vice President, Business Case Development
Barbara L. Rayll (4)	Vice President, Business Case Development
Nicolas Berg (1)	Vice President
Michelle D. Campion (8)	Vice President
Jeffrey S. Flinn	Vice President
Christopher J. Hobson (3)	Vice President
Jennifer N. Miller (8)	Vice President
Stewart R. Polakov (3)	Vice President
Rosemary Foster (4)	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington (4)	Assistant Secretary
Murtaza A. Cheema (4)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Laszlo Kulin (9)	Investment Tax Officer
Michael F. Mulligan (3)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (11)	Head of Domestic Pension Risk Transfer
Staci R. Smith (4)	Manager, State Filings
Aileen V. Apuy (2)	Assistant Manager, State Filings
Melissa H. Cozart (4)	Privacy Officer

(1)
28 Liberty Street, Floor 45th, New York, NY 10005-1400
(2)
10880 Wilshire Boulevard, Los Angeles, CA 90024
(3)
21650 Oxnard Street, Woodland Hills, CA 91367
(4)
2919 Allen Parkway, Woodson Tower, Houston, TX, 77019
(5)
2727AAllen Parkway, Life Building, Houston, TX,77019
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
777 S. Figueroa Street, Los Angeles, CA 90017
(9)
30 Hudson Street, Jersey City, NJ,07302
(10)
1304 Concourse Drive, Linthicum, MD, 21090
(11)
160 Greene Street, 5 Harborside Plaza, Jersey City, NJ, 07311
(12)
1271 Avenue Of The Americas, New York, NY, 10020
Item 29.  Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, majority-owned subsidiary of American International Group, Inc (“AIG”). On October 26, 2020, AIG announced that it was pursuing a separation of its life and retirement business. On November 2, 2021, AIG and Blackstone Group, Inc. (“Blackstone”) closed a transaction whereby Blackstone acquired a 9.9 percent equity stake in SAFG Retirement Services, Inc., later renamed to Corebridge Financial, Inc. (“Corebridge”), which is the holding company for AIG’s Life and Retirement business. Upon completion of that separation, the Depositor will continue to be a wholly owned subsidiary of Corebridge and will no longer be an indirect, majority-owned subsidiary of AIG. An organizational chart for AIG can be found as Exhibit 21 in AIG’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-22-024701, filed on February 17, 2022. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
Separate Account USL VL-R
Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Christina Nasta(1)	Director, Executive Vice President, Sales Operations
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operations Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Julie Cotton Hearne(2)	Vice President and Secretary
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Marjorie Washington(2)	Assistant Secretary
*
Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)
Principal business address is 160 Greene Street, Jersey City, NJ 07311.
(2)
Principal business address 2919 Allen Parkway, Houston, TX 77019.
(c)  AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company located at 2727-A Allen Parkway, Houston, Texas 77019.
Item 33.  Management Services
Not Applicable.
Item 34. Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2022.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY: /s/  CHRISTOPHER P. FILIAGGI

  CHRISTOPHER P. FILIAGGI
  SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer and President (Principal Executive Office)	April 25, 2022

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 25, 2022

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President and Life Controller (Principal Accounting Officer)	April 25, 2022

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	April 25, 2022

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director	April 25, 2022

*GILLIANE E. ISABELLE GILLIANE E. ISABELLE	Director	April 25, 2022

*ROBERT J. SCHEINERMAN ROBERT J. SCHEINERMAN	Director	April 25, 2022

*ALIREZA VASEGHI ALIREZA VASEGHI	Director	April 25, 2022
*By: /s/ TRINA SANDOVAL
Trina Sandoval, Attorney-in-Fact pursuant to a Power of Attorney, filed herewith.

SIGNATURES
American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th day of April, 2022.
AMERICAN HOME ASSURANCE COMPANY
BY: /s/  BRIAN RUCKER

  BRIAN RUCKER
  SENIOR VICE PRESIDENT AND STATUTORY
   CONTROLLER
This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*MICHAEL D. PRICE MICHAEL D. PRICE	Director, President, Chief Executive Officer, and Chairman of the Board of Directors (Principal Executive Officer)	April 25, 2022

*THOMAS CONNOLLY THOMAS CONNOLLY	Director, Chief Financial Officer and Senior Vice President (Principal Financial Officer)	April 25, 2022

*ALEXANDER R. BAUGH ALEXANDER R. BAUGH	Director	April 25, 2022

*THOMAS BOLT THOMAS BOLT	Director	April 25, 2022

*BARBARA LUCK BARBARA LUCK	Director	April 25, 2022

*MARK LYONS MARK LYONS	Director	April 25, 2022

*KENNETH RIEGLER KENNETH RIEGLER	Director	April 25, 2022

*ANTHONY VIDOVICH ANTHONY VIDOVICH	Director	April 25, 2022

*BY: /s/ BRIAN RUCKER BRIAN RUCKER ATTORNEY-IN-FACT (Exhibit to the Registration Statement)	Director	April 25, 2022